UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09637
Name of Fund:
BlackRock Large Cap Series Funds, Inc.
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value Fund
BlackRock Event Driven Equity Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2026
Date of reporting period:
11/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Advantage Large Cap Core Fund
Institutional Shares | MALRX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Institutional Shares | MALRX
Semi-Annual Shareholder Report — November 30, 2025
MALRX-11/25-SAR

BlackRock Advantage Large Cap Core Fund
Investor A Shares | MDLRX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.73%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Investor A Shares | MDLRX
Semi-Annual Shareholder Report — November 30, 2025
MDLRX-11/25-SAR

BlackRock Advantage Large Cap Core Fund
Investor C Shares | MCLRX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$81	1.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Investor C Shares | MCLRX
Semi-Annual Shareholder Report — November 30, 2025
MCLRX-11/25-SAR

BlackRock Advantage Large Cap Core Fund
Class K Shares | MLRKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.43%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Class K Shares | MLRKX
Semi-Annual Shareholder Report — November 30, 2025
MLRKX-11/25-SAR

BlackRock Advantage Large Cap Core Fund
Class R Shares | MRLRX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$54	0.98%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,491,628,988
Number of Portfolio Holdings	88
Portfolio Turnover Rate	57%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.8%
Financials	14.2%
Consumer Discretionary	12.4%
Communication Services	11.7%
Health Care	9.6%
Industrials	9.4%
Consumer Staples	4.6%
Energy	2.0%
Materials	1.6%
Real Estate	0.6%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.0%
Apple Inc.	7.0%
Microsoft Corp.	6.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.1%
Alphabet, Inc., Class C, NVS	2.4%
Tesla, Inc.	2.0%
Bank of America Corp.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Core Fund
Class R Shares | MRLRX
Semi-Annual Shareholder Report — November 30, 2025
MRLRX-11/25-SAR

BlackRock Advantage Large Cap Value Fund
Institutional Shares | MALVX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.54%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Institutional Shares | MALVX
Semi-Annual Shareholder Report — November 30, 2025
MALVX-11/25-SAR

BlackRock Advantage Large Cap Value Fund
Investor A Shares | MDLVX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$42	0.79%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Investor A Shares | MDLVX
Semi-Annual Shareholder Report — November 30, 2025
MDLVX-11/25-SAR

BlackRock Advantage Large Cap Value Fund
Investor C Shares | MCLVX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$83	1.54%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Investor C Shares | MCLVX
Semi-Annual Shareholder Report — November 30, 2025
MCLVX-11/25-SAR

BlackRock Advantage Large Cap Value Fund
Class K Shares | MLVKX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Class K Shares | MLVKX
Semi-Annual Shareholder Report — November 30, 2025
MLVKX-11/25-SAR

BlackRock Advantage Large Cap Value Fund
Class R Shares | MRLVX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Advantage Large Cap Value Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$56	1.04%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$716,862,208
Number of Portfolio Holdings	271
Portfolio Turnover Rate	66%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	22.5%
Industrials	14.1%
Health Care	12.5%
Information Technology	11.3%
Communication Services	8.5%
Consumer Discretionary	8.4%
Consumer Staples	7.1%
Energy	5.0%
Materials	3.5%
Utilities	3.1%
Real Estate	2.8%
Short-Term Securities	1.0%
Other Assets Less Liabilities	0.2%
Ten largest holdings
Security(b)	Percent of Net Assets
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc., Class B	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Alphabet, Inc., Class C, NVS	1.8%
Johnson & Johnson	1.6%
Morgan Stanley	1.4%
Bristol-Myers Squibb Co.	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Large Cap Value Fund
Class R Shares | MRLVX
Semi-Annual Shareholder Report — November 30, 2025
MRLVX-11/25-SAR

BlackRock Event Driven Equity Fund
Institutional Shares | BILPX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	1.17%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,719,712,538
Number of Portfolio Holdings	280
Portfolio Turnover Rate	50%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	16.8%	4.5%	21.3%
Information Technology	13.2%	5.1%	18.3%
Health Care	14.9%	0.2%	15.1%
Investment Companies	6.5%	8.6%	15.1%
Communication Services	7.9%	0.9%	8.8%
Consumer Staples	7.6%	0.7%	8.3%
Materials	4.1%	2.0%	6.1%
Financials	2.8%	0.8%	3.6%
Consumer Discretionary	1.7%	—%	1.7%
Real Estate	1.3%	—%	1.3%
Energy	0.3%	—%	0.3%
Utilities	0.1%	—%	0.1%
	77.2	22.8	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Institutional Shares | BILPX
Semi-Annual Shareholder Report — November 30, 2025
BILPX-11/25-SAR

BlackRock Event Driven Equity Fund
Investor A Shares | BALPX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$72	1.42%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,719,712,538
Number of Portfolio Holdings	280
Portfolio Turnover Rate	50%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	16.8%	4.5%	21.3%
Information Technology	13.2%	5.1%	18.3%
Health Care	14.9%	0.2%	15.1%
Investment Companies	6.5%	8.6%	15.1%
Communication Services	7.9%	0.9%	8.8%
Consumer Staples	7.6%	0.7%	8.3%
Materials	4.1%	2.0%	6.1%
Financials	2.8%	0.8%	3.6%
Consumer Discretionary	1.7%	—%	1.7%
Real Estate	1.3%	—%	1.3%
Energy	0.3%	—%	0.3%
Utilities	0.1%	—%	0.1%
	77.2	22.8	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Investor A Shares | BALPX
Semi-Annual Shareholder Report — November 30, 2025
BALPX-11/25-SAR

BlackRock Event Driven Equity Fund
Investor C Shares | BCLPX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Event Driven Equity Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$111	2.19%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$4,719,712,538
Number of Portfolio Holdings	280
Portfolio Turnover Rate	50%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
	Percent of Total Investments(a)
Sector(b)	Long	Short	Total
Industrials	16.8%	4.5%	21.3%
Information Technology	13.2%	5.1%	18.3%
Health Care	14.9%	0.2%	15.1%
Investment Companies	6.5%	8.6%	15.1%
Communication Services	7.9%	0.9%	8.8%
Consumer Staples	7.6%	0.7%	8.3%
Materials	4.1%	2.0%	6.1%
Financials	2.8%	0.8%	3.6%
Consumer Discretionary	1.7%	—%	1.7%
Real Estate	1.3%	—%	1.3%
Energy	0.3%	—%	0.3%
Utilities	0.1%	—%	0.1%
	77.2	22.8	100.0
(a)	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Event Driven Equity Fund
Investor C Shares | BCLPX
Semi-Annual Shareholder Report — November 30, 2025
BCLPX-11/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM

• BlackRock Advantage International Fund

• BlackRock Advantage Large Cap Growth Fund

• BlackRock Advantage Small Cap Core Fund

BlackRock Large Cap Series Funds, Inc.

• BlackRock Advantage Large Cap Core Fund

• BlackRock Advantage Large Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%

Aristocrat Leisure Ltd.	1,204,609	$46,040,882

Aurizon Holdings Ltd.	1,571,256	3,684,920

BHP Group Ltd.	1,411,306	38,617,558

Coles Group Ltd.	789,379	11,539,228

Commonwealth Bank of Australia	534,923	53,460,973

Computershare Ltd.	332,967	7,827,950

Evolution Mining Ltd.	1,942,968	15,128,489

Fortescue Ltd.	1,190,550	16,732,691

Glencore PLC	7,206,588	34,448,615

Insurance Australia Group Ltd.	721,266	3,663,735

JB Hi-Fi Ltd.	6,931	446,105

Lottery Corp. Ltd. (The)	347,297	1,244,117

Macquarie Group Ltd.	507,868	65,599,089

Mirvac Group	29,760	42,153

National Australia Bank Ltd.	259,378	6,819,797

Orica Ltd.	510,698	7,978,861

Pro Medicus Ltd.	41,325	7,226,145

Qantas Airways Ltd.	958,517	6,273,591

QBE Insurance Group Ltd.	811,381	10,232,428

REA Group Ltd.	43,352	5,567,846

Rio Tinto Ltd.	89,360	7,751,687

Rio Tinto PLC	65,074	4,672,464

Rocketboots Ltd.(a)(b)	1,389	141

Santos Ltd.	1,767,100	7,458,291

SEEK Ltd.	346,216	5,553,975

SGH Ltd.	56,923	1,764,088

Sonic Healthcare Ltd.	227,603	3,479,815

Suncorp Group Ltd.	325,508	3,740,081

Technology One Ltd.	156,109	3,083,177

Telstra Group Ltd.	3,864,690	12,461,405

Transurban Group	613,142	5,996,404

Wesfarmers Ltd.	362,553	19,456,010

Westpac Banking Corp.	182,632	4,498,570

Woodside Energy Group Ltd.	191,936	3,139,256

Worley Ltd.	754,310	6,596,812

		432,227,349

Austria — 0.0%

BAWAG Group AG(c)	19,526	2,614,729

Belgium — 0.3%

Ageas SA/NV	121,130	8,275,967

D’ieteren Group	1,113	193,850

Groupe Bruxelles Lambert NV	600	51,897

UCB SA	27,397	7,657,839

		16,179,553

Chile — 0.0%

Antofagasta PLC	7,435	271,857

China — 0.9%

BOC Hong Kong Holdings Ltd.	1,786,000	8,622,476

Budweiser Brewing Co. APAC Ltd.(c)	327,600	338,083

Mobvista, Inc.(a)(c)	533,000	1,006,698

Prosus NV, Class N	794,885	50,112,726

SITC International Holdings Co. Ltd.	290,000	997,115

		61,077,098

Denmark — 1.2%

Coloplast A/S, Class B	1,975	178,347

Danske Bank A/S	156,860	7,204,909

Genmab A/S(a)	30,567	9,820,706

Novo Nordisk A/S, Class B	801,954	39,715,083

Pandora A/S	102,855	12,308,197

Security	Shares	Value

Denmark (continued)

Tryg A/S	210,332	$5,210,101

Vestas Wind Systems A/S	180,115	4,281,697

		78,719,040

Finland — 0.8%

Elisa Oyj	31,182	1,366,901

Kone Oyj, Class B	174,171	11,852,378

Nokia Oyj	1,941,421	11,823,492

Nordea Bank Abp	732,275	12,958,074

Sampo Oyj, A Shares	1,098,929	12,925,440

Wartsila Oyj Abp	28,544	926,502

		51,852,787

France — 11.4%

Air Liquide SA	192,185	36,831,815

AXA SA	1,278,447	57,757,401

BNP Paribas SA	895,599	76,554,685

Bouygues SA	22,448	1,121,670

Bureau Veritas SA	344,198	11,012,293

Cie de Saint-Gobain SA	24,766	2,471,819

Cie Generale des Etablissements Michelin SCA	47,807	1,564,812

Credit Agricole SA	1,060,301	20,325,364

Danone SA	23,946	2,140,624

Dassault Systemes SE	517,133	14,484,443

Edenred SE	2,259	48,444

Eiffage SA	37,009	5,113,821

Engie SA	848,258	21,585,024

FDJ UNITED, Class A(c)	51,626	1,454,867

Gecina SA	13,556	1,256,731

Hermes International SCA	12,176	29,713,632

Ipsen SA	65,976	9,525,359

Klepierre SA	90,681	3,530,044

L’Oreal SA	99,004	43,184,165

LVMH Moet Hennessy Louis Vuitton SE	104,707	77,391,407

Publicis Groupe SA	185,242	18,079,912

Safran SA	270,761	91,019,494

Sanofi SA	634,840	63,317,327

Societe Generale SA	380,561	26,498,637

Sodexo SA	120	6,347

SPIE SA	39,196	2,127,646

Thales SA	98,260	25,733,793

TotalEnergies SE	600,949	39,534,508

Veolia Environnement SA	644,566	21,936,131

Vinci SA	316,331	44,891,137

		750,213,352

Germany — 10.4%

adidas AG, Class N	178,073	33,167,643

Allianz SE, Registered Shares	133,467	57,611,818

Commerzbank AG	152,457	5,982,157

Continental AG	99,525	7,408,751

Deutsche Bank AG, Registered Shares	1,392,158	49,360,151

Deutsche Boerse AG, Registered Shares	55,769	14,907,063

Deutsche Post AG	364,808	18,986,195

Deutsche Telekom AG, Registered Shares	3,088,983	99,612,891

E.ON SE, Class N	50,565	900,676

Fresenius Medical Care AG	8,950	427,795

GEA Group AG	52,804	3,577,886

Hannover Rueck SE, Registered Shares	16,334	4,911,059

Henkel AG & Co. KGaA, NVS	71,307	5,751,456

Henkel AG & Co. KGaA	31,234	2,344,736

HOCHTIEF AG	11,274	3,990,915

Infineon Technologies AG, Class N	153,800	6,492,723

Knorr-Bremse AG	55,884	5,927,997

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)

LEG Immobilien SE	68,587	$5,152,847

Mercedes-Benz Group AG, Class N	252,556	17,055,089

MTU Aero Engines AG, Class N	6,196	2,535,141

Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	78,058	49,193,643

Nemetschek SE	89,715	10,026,259

Nordex SE(a)	10,693	320,628

Porsche Automobil Holding SE, Preference Shares, NVS	74,380	3,207,700

Rational AG	1,780	1,330,683

Rheinmetall AG	14,863	25,421,528

SAP SE	542,172	130,885,767

Sartorius AG, NVS	5,550	1,618,729

Scout24 SE(c)	15,474	1,582,712

Siemens AG, Registered Shares	203,185	53,885,430

Siemens Energy AG(a)	294,460	39,428,880

Siemens Healthineers AG(c)	140,376	6,981,939

TUI AG(a)	81,247	775,622

Vonovia SE	403,049	12,201,565

		682,966,074

Hong Kong — 2.0%

AIA Group Ltd.	9,121,200	95,005,329

CK Asset Holdings Ltd.	812,500	4,177,634

Guotai Junan International Holdings Ltd.	215,000	79,501

Henderson Land Development Co. Ltd.	23,000	86,917

HKT Trust & HKT Ltd.	14,000	21,420

Hongkong Land Holdings Ltd.	358,900	2,281,078

Link REIT	1,118,400	5,312,044

Swire Pacific Ltd., Class A	200,000	1,717,094

Techtronic Industries Co. Ltd.	1,379,500	16,224,468

WH Group Ltd.(c)	3,419,500	3,581,013

		128,486,498

India — 0.0%

AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	59,076

Indonesia — 0.1%

Jardine Matheson Holdings Ltd.	81,100	5,326,257

Ireland — 0.1%

Kerry Group PLC, Class A	77,762	7,218,739

Israel — 0.8%

Bank Hapoalim BM	484,065	10,478,079

Bank Leumi Le-Israel BM	475,846	9,979,104

Elbit Systems Ltd.	18,952	8,891,542

Israel Discount Bank Ltd., Class A	398,934	4,177,823

Mizrahi Tefahot Bank Ltd.	112,457	7,877,655

Nice Ltd.(a)	85,536	8,951,104

Nova Ltd.(a)	9,888	3,102,209

		53,457,516

Italy — 3.0%

Amplifon SpA	211,824	3,259,792

Banca Mediolanum SpA	72,587	1,555,385

Banca Monte dei Paschi di Siena SpA	771,093	7,295,148

BPER Banca SpA	476,003	5,736,194

Coca-Cola HBC AG	121,564	6,098,760

Enel SpA	3,116,315	32,204,102

Eni SpA	1,479,697	27,668,155

Generali	319,026	12,663,878

Infrastrutture Wireless Italiane SpA(c)	108,055	989,567

Intesa Sanpaolo SpA	4,985,207	32,339,006

Leonardo SpA	132,705	7,273,508

Security	Shares	Value

Italy (continued)

MFE-MediaForEurope NV, Class A	23	$83

MFE-MediaForEurope NV, Class B	2	9

Nexi SpA(c)	992,569	4,641,558

Poste Italiane SpA(c)	148,833	3,562,610

Prysmian SpA	59,938	6,015,468

Recordati Industria Chimica e Farmaceutica SpA	5,528	326,900

Saipem SpA	1,092,859	2,978,951

Snam SpA	526,507	3,502,929

Terna - Rete Elettrica Nazionale	115,239	1,215,264

UniCredit SpA	459,827	34,230,784

Unipol Assicurazioni SpA	116,336	2,671,827

		196,229,878

Japan — 24.0%

Advantest Corp.	217,400	28,927,360

Aeon Co. Ltd.	192,300	3,481,744

Amada Co. Ltd.	176,100	2,096,497

ANA Holdings, Inc.	127,500	2,405,673

Asahi Kasei Corp.	690,500	5,767,301

Astellas Pharma, Inc.	1,739,300	21,870,677

Canon, Inc.	799,300	23,517,003

Central Japan Railway Co.	88,500	2,418,447

Chugai Pharmaceutical Co. Ltd.	96,600	5,172,555

Credit Saison Co. Ltd.	14,200	357,536

CyberAgent, Inc.	675,100	6,046,393

Dai Nippon Printing Co. Ltd.	94,100	1,591,481

Daifuku Co. Ltd.	600	18,979

Dai-ichi Life Holdings, Inc.	1,206,500	9,412,943

Daiichi Sankyo Co. Ltd.	663,100	16,343,419

Daikin Industries Ltd.	140,200	18,206,703

Daiwa House Industry Co. Ltd.	194,400	6,635,099

Daiwa Securities Group, Inc.	648,600	5,380,708

Denso Corp.	45,500	599,101

Dentsu Group, Inc.	215,100	4,887,259

DMG Mori Co. Ltd.	325,700	5,718,904

East Japan Railway Co.	34,200	884,088

ENEOS Holdings, Inc.	2,748,100	18,110,823

FANUC Corp.	261,600	8,384,797

Fast Retailing Co. Ltd.	39,000	14,248,816

Fujitsu Ltd.	1,456,000	38,629,454

Hitachi Ltd.	3,294,100	104,903,713

Hulic Co. Ltd.	371,300	4,095,424

Idemitsu Kosan Co. Ltd.	36,800	272,648

Isuzu Motors Ltd.	200	3,065

Japan Airlines Co. Ltd.	345,200	6,438,166

Japan Exchange Group, Inc.	279,400	3,192,647

Japan Post Bank Co. Ltd.	1,145,400	13,784,216

Japan Post Holdings Co. Ltd.	671,200	6,593,148

Japan Post Insurance Co. Ltd.	55,000	1,529,883

Japan Tobacco, Inc.	1,041,800	39,187,818

Kansai Electric Power Co., Inc. (The)	104,200	1,781,448

Kao Corp.	32,900	1,330,358

KDDI Corp.	16,600	285,589

Keisei Electric Railway Co. Ltd.	30,100	244,426

Keyence Corp.	94,000	31,998,492

Kubota Corp.	486,500	7,021,736

Kyocera Corp.	564,100	7,721,982

LY Corp.	2,248,300	6,038,175

Mitsubishi Chemical Group Corp.	173,300	978,928

Mitsubishi Corp.	1,228,900	29,095,584

Mitsubishi Electric Corp.	878,200	23,744,715

Mitsubishi Estate Co. Ltd.	394,600	9,309,836

Mitsubishi HC Capital, Inc.	761,400	6,092,454

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)

Mitsubishi Heavy Industries Ltd.	1,682,600	$42,618,922

Mitsubishi UFJ Financial Group, Inc.	4,309,200	67,566,280

Mitsui & Co. Ltd.	1,149,800	30,546,176

Mitsui Chemicals, Inc.	139,500	3,519,523

Mitsui Fudosan Co. Ltd.	1,460,200	17,150,823

Mizuho Financial Group, Inc.	804,500	28,372,207

MS&AD Insurance Group Holdings, Inc.	417,200	9,256,758

Murata Manufacturing Co. Ltd.	1,392,600	28,667,907

NEC Corp.	1,087,400	41,084,829

NGK Insulators Ltd.	142,800	2,816,065

Nidec Corp.	1,527,100	19,273,053

Nintendo Co. Ltd.	197,900	16,773,391

Nomura Holdings, Inc.	3,449,300	26,052,782

Nomura Real Estate Holdings, Inc.	870,000	5,338,498

Nomura Research Institute Ltd.	184,600	7,373,671

Obayashi Corp.	569,900	11,619,078

Obic Co. Ltd.	60,500	1,946,342

Ono Pharmaceutical Co. Ltd.	654,500	9,217,209

ORIX Corp.	619,800	16,942,050

Otsuka Holdings Co. Ltd.	253,000	14,328,754

Pan Pacific International Holdings Corp.	2,731,200	16,553,177

Panasonic Holdings Corp.	2,201,300	27,547,598

Recruit Holdings Co. Ltd.	960,700	49,136,244

Resona Holdings, Inc.	612,200	6,232,362

Ricoh Co. Ltd.	137,400	1,232,726

Sanrio Co. Ltd.	24,200	866,997

SBI Holdings, Inc.	5,200	109,652

Secom Co. Ltd.	119,400	4,035,633

Sega Sammy Holdings, Inc.	10,200	175,281

Seiko Epson Corp.	102,700	1,279,583

Shimizu Corp.	628,000	11,144,442

Shizuoka Financial Group, Inc.	5,500	79,740

Skylark Holdings Co. Ltd.	4,400	104,222

SMC Corp.	32,200	11,325,937

SoftBank Corp.	13,765,100	19,693,981

SoftBank Group Corp.	244,900	26,341,681

Sompo Holdings, Inc.	287,600	9,108,786

Sony Financial Group, Inc.(a)	3,354,700	3,174,192

Sony Group Corp.	3,582,700	105,129,284

Sumitomo Chemical Co. Ltd.	3,043,900	9,311,143

Sumitomo Corp.	660,400	20,744,355

Sumitomo Mitsui Financial Group, Inc.	2,578,800	78,030,629

Sumitomo Mitsui Trust Group, Inc.	354,000	10,284,262

Sumitomo Realty & Development Co. Ltd.	33,800	1,633,361

Sysmex Corp.	625,200	5,929,098

T&D Holdings, Inc.	167,200	3,632,334

Takeda Pharmaceutical Co. Ltd.	1,065,500	30,720,771

TDK Corp.	45,800	751,765

Terumo Corp.	921,500	14,370,630

THK Co. Ltd.	90,800	2,327,395

Tokio Marine Holdings, Inc.	924,100	32,760,182

Tokyo Electron Ltd.	220,200	45,017,175

Tokyu Fudosan Holdings Corp.	31,100	289,102

Tosoh Corp.	135,400	2,042,993

Toyota Motor Corp.	2,583,500	52,113,945

Trend Micro, Inc.	72,700	3,630,843

Unicharm Corp.	1,117,100	6,549,343

West Japan Railway Co.	3,200	63,682

Yaskawa Electric Corp.	42,800	1,108,471

Yokohama Financial Group, Inc.	44,400	351,252

		1,572,156,778

Security	Shares	Value

Luxembourg — 0.0%

Eurofins Scientific SE	11,952	$814,093

SES SA	9	58

		814,151

Macau — 0.2%

Galaxy Entertainment Group Ltd.	1,083,000	5,619,406

Sands China Ltd.	3,616,800	9,887,902

		15,507,308

Netherlands — 4.5%

Adyen NV(a)(c)	6,060	9,471,545

Argenx SE(a)	16,386	14,937,393

ASM International NV	13,883	7,679,778

ASML Holding NV	175,851	185,989,433

ASR Nederland NV	106,292	7,176,632

Euronext NV(c)	28,215	4,323,566

Heineken Holding NV	31,157	2,227,712

Koninklijke Ahold Delhaize NV	339,735	14,064,497

Koninklijke KPN NV	1,439,055	6,592,998

Koninklijke Philips NV	56,000	1,579,754

NN Group NV	135,283	9,817,404

Wolters Kluwer NV, Class C	317,769	33,703,697

		297,564,409

New Zealand — 0.1%

Contact Energy Ltd.	8,452	46,729

Fisher & Paykel Healthcare Corp. Ltd.	88,905	1,904,944

Xero Ltd.(a)(b)	60,434	4,849,611

		6,801,284

Nigeria — 0.0%

Airtel Africa PLC(c)	560,612	2,307,147

Norway — 0.6%

Aker BP ASA	141,040	3,436,441

DNB Bank ASA	483,607	12,931,817

Equinor ASA	172,330	3,962,868

Gjensidige Forsikring ASA	39,419	1,102,173

Kongsberg Gruppen ASA	430,465	10,198,986

Orkla ASA	6,913	74,005

Var Energi ASA	1,452,627	4,542,674

		36,248,964

Portugal — 0.2%

EDP SA	3,035,485	13,551,550

Singapore — 1.0%

CapitaLand Investment Ltd.	1,212,600	2,483,661

DBS Group Holdings Ltd.	800,360	33,525,870

Genting Singapore Ltd.	96,600	56,726

Oversea-Chinese Banking Corp. Ltd.	546,000	7,800,292

Singapore Technologies Engineering Ltd.	1,481,800	9,511,267

Singapore Telecommunications Ltd.	3,375,000	12,348,479

STMicroelectronics NV	1,559	35,914

		65,762,209

Spain — 2.9%

ACS Actividades de Construccion y Servicios SA	126,682	11,724,922

Amadeus IT Group SA	22,287	1,640,181

Banco Santander SA	6,971,113	74,778,422

Bankinter SA	333,146	5,251,922

CaixaBank SA	1,321,861	14,760,428

Iberdrola SA	2,637,738	55,677,046

Industria de Diseno Textil SA	152,521	8,557,238

Repsol SA	679,788	12,596,037

Telefonica SA	1,469,203	6,370,666

		191,356,862

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden — 2.0%

AddTech AB, B Shares	20,947	$720,860

Assa Abloy AB, Class B	405,379	15,418,192

Atlas Copco AB, Class A	20,525	348,803

Epiroc AB, Class A	108,971	2,340,594

Epiroc AB, Class B	806	15,537

Essity AB, Class B	235,550	6,519,949

Evolution AB(c)	106,796	7,314,233

H & M Hennes & Mauritz AB, B Shares	35,353	642,334

Industrivarden AB, A Shares	18,235	765,893

Sandvik AB	617,399	18,669,809

Securitas AB, B Shares	274,546	4,188,418

Skanska AB, B Shares	477,976	12,275,675

Svenska Handelsbanken AB, A Shares	885,453	12,296,132

Swedbank AB, A Shares	369,301	11,752,706

Swedish Orphan Biovitrum AB(a)	56,065	2,015,616

Tele2 AB, B Shares	620,096	9,879,708

Telefonaktiebolaget LM Ericsson, B Shares	1,201,400	11,592,986

Telia Co. AB	2,979,390	11,969,943

		128,727,388

Switzerland — 6.0%

ABB Ltd., Registered Shares	1,155,195	83,132,208

Accelleron Industries AG	61,652	4,871,279

Avolta AG, Registered Shares	8,958	493,752

Baloise Holding AG, Registered Shares	28	7,328

Chocoladefabriken Lindt & Spruengli AG, NVS	11	161,946

Cie Financiere Richemont SA, Registered Shares	127,558	27,118,919

DSM-Firmenich AG	92,171	7,581,344

Julius Baer Group Ltd., Registered Shares	22,604	1,612,735

Logitech International SA, Registered Shares	205,157	23,149,475

Medmix AG(c)	2	26

Nestlé SA, Registered Shares	733,505	72,954,743

Partners Group Holding AG	10,314	12,242,996

PSP Swiss Property AG, Registered Shares	11,252	1,991,094

Schindler Holding AG, NVS	24,177	8,643,704

Schindler Holding AG, Registered Shares	9,908	3,363,174

SGS SA, Registered Shares	127,304	14,604,452

Sonova Holding AG, Registered Shares	58,212	14,531,151

UBS Group AG, Registered Shares	1,810,991	69,894,159

Zurich Insurance Group AG, Class N	61,521	44,233,883

		390,588,368

United Kingdom — 14.7%

3i Group PLC	13,869	579,932

Admiral Group PLC	224,566	9,421,351

Ashtead Group PLC	68,765	4,398,673

AstraZeneca PLC	491,640	91,154,466

Aviva PLC	992,345	8,562,304

BAE Systems PLC	2,661,443	57,962,310

Barclays PLC	15,997,235	90,749,322

British American Tobacco PLC	215,565	12,656,947

Burberry Group PLC(a)	14,719	222,575

CK Hutchison Holdings Ltd.	3,054,500	21,547,461

Close Brothers Group PLC(a)	15	89

Compass Group PLC	773,250	24,312,661

Diploma PLC	593	42,952

Entain PLC	421,765	4,344,427

Experian PLC	751,377	33,019,548

Halma PLC	275,943	13,021,892

HSBC Holdings PLC	5,664,000	80,264,507

IG Group Holdings PLC	356,468	5,347,726

IMI PLC	78,962	2,546,730

Imperial Brands PLC	750,513	31,882,337

InterContinental Hotels Group PLC	123,939	16,453,837

Security	Shares	Value

United Kingdom (continued)

Intertek Group PLC	249,227	$15,249,794

J Sainsbury PLC	1,442,467	6,152,173

JET2 PLC	10,818	201,479

Kingfisher PLC	5,086	20,596

Legal & General Group PLC	764,460	2,500,013

Lloyds Banking Group PLC	31,042,526	39,369,444

London Stock Exchange Group PLC	154,975	18,254,919

NatWest Group PLC	4,982,190	41,583,778

Next PLC	124,375	23,261,680

Pearson PLC	133,655	1,766,515

Reckitt Benckiser Group PLC	18,899	1,464,663

RELX PLC	866,641	34,755,693

Rightmove PLC	453,864	3,297,150

Rolls-Royce Holdings PLC	5,696,068	80,395,836

Sage Group PLC (The)	1,791,865	25,512,259

Schroders PLC	45,327	232,971

Shell PLC	1,748,513	64,259,470

Smith & Nephew PLC	338,010	5,616,449

Smiths Group PLC	396,822	12,846,293

Standard Chartered PLC	448,967	9,944,460

Tesco PLC	222,938	1,329,524

Unilever PLC	497,829	29,953,292

Vodafone Group PLC	29,015,517	36,134,211

		962,594,709

United States — 4.4%

BP PLC	4,672,125	28,059,132

Carnival PLC(a)	95,426	2,285,846

CSL Ltd.	175,422	21,408,020

GSK PLC	1,917,883	45,638,018

Holcim AG(a)	28,742	2,696,290

Novartis AG, Registered Shares	757,804	98,863,172

Roche Holding AG, NVS	225,533	86,402,456

Roche Holding AG	12,326	4,907,712

		290,260,646

Total Long-Term Investments — 98.2% (Cost: $5,503,465,656)		6,441,141,576

Short-Term Securities

Money Market Funds — 1.1%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(f)(g)(h)	753,786	754,163

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(f)(g)	73,164,245	73,164,245

Total Short-Term Securities — 1.1% (Cost: $73,918,408)		73,918,408

Total Investments — 99.3% (Cost: $5,577,384,064)		6,515,059,984

Other Assets Less Liabilities — 0.7%		43,638,336

Net Assets — 100.0%		$ 6,558,698,320

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $59,076, representing less than 0.05% of its net assets as of period end, and an original cost of $804,375.

(f)	Affiliate of the Fund.

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund

(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,912,976	$—	$(25,158,813	)(a)	$—	$—	$754,163	753,786	$819	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	115,902,006	—	(42,737,761	)(a)	—	—	73,164,245	73,164,245	1,822,466		—

					$—	$—	$73,918,408		$1,823,285		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	652	12/19/25	$91,896	$815,998

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$815,998	$—	$—	$—	$815,998

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$4,044,659	$—	$—	$—	$4,044,659

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$664,763	$—	$—	$—	$664,763

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$72,342,740

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$141	$432,227,208	$—	$432,227,349
Austria	—	2,614,729	—	2,614,729
Belgium	—	16,179,553	—	16,179,553
Chile	—	271,857	—	271,857
China	—	61,077,098	—	61,077,098
Denmark	—	78,719,040	—	78,719,040
Finland	—	51,852,787	—	51,852,787
France	—	750,213,352	—	750,213,352
Germany	—	682,966,074	—	682,966,074
Hong Kong	—	128,486,498	—	128,486,498
India	—	—	59,076	59,076
Indonesia	—	5,326,257	—	5,326,257
Ireland	—	7,218,739	—	7,218,739
Israel	—	53,457,516	—	53,457,516
Italy	—	196,229,878	—	196,229,878
Japan	9,827,757	1,562,329,021	—	1,572,156,778
Luxembourg	—	814,151	—	814,151
Macau	—	15,507,308	—	15,507,308
Netherlands	—	297,564,409	—	297,564,409
New Zealand	—	6,801,284	—	6,801,284
Nigeria	—	2,307,147	—	2,307,147
Norway	—	36,248,964	—	36,248,964
Portugal	—	13,551,550	—	13,551,550
Singapore	—	65,762,209	—	65,762,209
Spain	—	191,356,862	—	191,356,862
Sweden	—	128,727,388	—	128,727,388
Switzerland	—	390,588,368	—	390,588,368
United Kingdom	—	962,594,709	—	962,594,709
United States	—	290,260,646	—	290,260,646
Short-Term Securities
Money Market Funds	73,918,408	—	—	73,918,408

	$83,746,306	$6,431,254,602	$59,076	$6,515,059,984

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$815,998	$—	$—	$815,998

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%

General Dynamics Corp.	2,646	$903,953

General Electric Co.	61,801	18,444,509

HEICO Corp., Class A	9,391	2,319,295

RTX Corp.	8,597	1,503,701

		23,171,458

Automobiles — 3.3%

Tesla, Inc.(a)	128,393	55,230,817

Banks — 0.3%

Bank of America Corp.	22,751	1,220,591

Citigroup, Inc.	6,862	710,903

JPMorgan Chase & Co.	3,349	1,048,505

NU Holdings Ltd., Class A(a)	90,310	1,570,491

		4,550,490

Beverages — 0.0%

Coca-Cola Co. (The)	6,153	449,907

Biotechnology — 2.2%

AbbVie, Inc.	99,102	22,565,525

Alnylam Pharmaceuticals, Inc.(a)	2,589	1,168,234

Amgen, Inc.	13,053	4,509,289

Gilead Sciences, Inc.	9,158	1,152,443

Natera, Inc.(a)	16,380	3,911,708

Vertex Pharmaceuticals, Inc.(a)	6,965	3,020,094

		36,327,293

Broadline Retail — 5.0%

Amazon.com, Inc.(a)	339,384	79,151,136

Coupang, Inc., Class A(a)	67,023	1,887,368

MercadoLibre, Inc.(a)	315	652,611

		81,691,115

Building Products — 0.3%

Armstrong World Industries, Inc.	3,408	646,634

Trane Technologies PLC	9,046	3,812,708

		4,459,342

Capital Markets — 1.4%

Blackstone, Inc., Class A	20,155	2,951,095

Charles Schwab Corp. (The)	155,927	14,459,111

Intercontinental Exchange, Inc.	8,483	1,334,376

Moody’s Corp.	5,172	2,538,314

Morgan Stanley	4,295	728,690

S&P Global, Inc.	2,217	1,105,906

		23,117,492

Chemicals — 0.1%

Cabot Corp.	1	63

Corteva, Inc.	14,045	947,616

		947,679

Commercial Services & Supplies — 1.3%

Cintas Corp.	54,506	10,139,206

Copart, Inc.(a)	50,445	1,966,346

Republic Services, Inc.	7,566	1,642,276

Veralto Corp.	64,830	6,562,092

Waste Connections, Inc.	5,232	923,710

Waste Management, Inc.	4,887	1,064,731

		22,298,361

Communications Equipment — 1.0%

Arista Networks, Inc.(a)	88,046	11,505,851

Motorola Solutions, Inc.	13,849	5,119,698

		16,625,549

Security	Shares	Value

Construction & Engineering — 0.4%

Comfort Systems U.S.A., Inc.	5,414	$5,289,153

MasTec, Inc.(a)	3,859	825,363

		6,114,516

Consumer Finance — 0.4%

American Express Co.	11,504	4,202,066

Capital One Financial Corp.	8,457	1,852,675

		6,054,741

Consumer Staples Distribution & Retail — 2.7%

Costco Wholesale Corp.	32,006	29,240,361

Walmart, Inc.	145,435	16,072,022

		45,312,383

Electrical Equipment — 0.6%

AMETEK, Inc.	12,118	2,398,031

GE Vernova, Inc.	9,379	5,625,243

Rockwell Automation, Inc.	4,476	1,771,869

Vertiv Holdings Co., Class A	1,843	331,243

		10,126,386

Electronic Equipment, Instruments & Components — 2.0%

Amphenol Corp., Class A	165,192	23,275,553

Flex Ltd.(a)	79,208	4,681,985

Jabil, Inc.	3,637	766,352

Keysight Technologies, Inc.(a)	17,102	3,385,341

TE Connectivity PLC	6,911	1,562,922

		33,672,153

Entertainment — 2.8%

Electronic Arts, Inc.	16,524	3,338,343

Netflix, Inc.(a)	306,400	32,962,512

ROBLOX Corp., Class A(a)	20,699	1,967,026

Spotify Technology SA(a)	12,078	7,233,152

		45,501,033

Financial Services — 3.8%

Klarna Group PLC(a)	11,998	377,577

Mastercard, Inc., Class A	47,033	25,893,077

Visa, Inc., Class A	110,202	36,855,957

		63,126,611

Ground Transportation — 0.4%

Uber Technologies, Inc.(a)	72,496	6,346,300

Health Care Equipment & Supplies — 1.7%

Boston Scientific Corp.(a)	92,166	9,362,222

Intuitive Surgical, Inc.(a)	19,848	11,382,431

Stryker Corp.	19,141	7,104,757

		27,849,410

Health Care Providers & Services — 0.4%

Cardinal Health, Inc.	4,718	1,001,443

HCA Healthcare, Inc.	1,468	746,170

McKesson Corp.	6,462	5,693,797

		7,441,410

Hotels, Restaurants & Leisure — 1.0%

Airbnb, Inc., Class A(a)	3,577	418,473

Booking Holdings, Inc.	2,213	10,876,209

Chipotle Mexican Grill, Inc.(a)	21,215	732,342

DoorDash, Inc., Class A(a)	1,320	261,848

Expedia Group, Inc.	879	224,751

Las Vegas Sands Corp.	7,823	533,216

McDonald’s Corp.	1,762	549,427

Viking Holdings Ltd.(a)	32,665	2,181,369

		15,777,635

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables — 0.2%

Garmin Ltd.	13,164	$2,571,192

NVR, Inc.(a)	33	247,741

		2,818,933

Industrial Conglomerates — 1.1%

3M Co.	21,997	3,784,584

Honeywell International, Inc.	72,474	13,928,778

		17,713,362

Interactive Media & Services — 11.0%

Alphabet, Inc., Class A	200,465	64,184,884

Alphabet, Inc., Class C, NVS	148,961	47,685,395

Meta Platforms, Inc., Class A	106,046	68,712,506

		180,582,785

IT Services — 0.2%

International Business Machines Corp.	12,055	3,719,932

Leisure Products — 0.1%

Hasbro, Inc	13,471	1,112,705

Machinery — 0.7%

Illinois Tool Works, Inc.	10,623	2,648,101

Mueller Industries, Inc.	2,696	296,210

Parker-Hannifin Corp.	9,580	8,255,086

Westinghouse Air Brake Technologies Corp.	1,568	327,006

		11,526,403

Pharmaceuticals — 3.5%

Bristol-Myers Squibb Co.	244,506	12,029,695

Eli Lilly & Co.	41,780	44,933,137

		56,962,832

Professional Services — 0.0%

ExlService Holdings, Inc.(a)	4,109	163,251

SS&C Technologies Holdings, Inc.	2,747	236,077

		399,328

Semiconductors & Semiconductor Equipment — 21.4%

Advanced Micro Devices, Inc.(a)	205,917	44,793,125

Analog Devices, Inc.	20,240	5,370,482

Astera Labs, Inc.(a)	3,987	628,232

Broadcom, Inc.	270,394	108,957,966

KLA Corp.	5,145	6,047,793

Lam Research Corp.	132,120	20,610,720

Marvell Technology, Inc.	7,176	641,534

Micron Technology, Inc.	5,719	1,352,429

Monolithic Power Systems, Inc.	1,618	1,501,779

NVIDIA Corp.	837,619	148,258,563

NXP Semiconductors NV	1,881	366,682

QUALCOMM, Inc.	45,752	7,690,454

Skyworks Solutions, Inc.	5,025	331,399

Texas Instruments, Inc.	41,148	6,923,974

		353,475,132

Software — 16.1%

Adobe, Inc.(a)	34,238	10,960,611

AppLovin Corp., Class A(a)	3,211	1,924,930

Atlassian Corp., Class A(a)	12,931	1,933,443

Autodesk, Inc.(a)	22,077	6,696,837

Cadence Design Systems, Inc.(a)	17,629	5,497,427

Security	Shares	Value

Software (continued)

Crowdstrike Holdings, Inc., Class A(a)	7,775	$3,958,719

Elastic NV(a)	9,176	647,183

Fortinet, Inc.(a)	12,899	1,046,496

FreedomPay, Inc.(a)(b)	43,051	715,938

HubSpot, Inc.(a)	1,560	573,019

Intuit, Inc.	22,318	14,151,398

Manhattan Associates, Inc.(a)	1,837	324,139

Microsoft Corp.	281,199	138,352,720

Oracle Corp.	149,883	30,268,872

Palantir Technologies, Inc., Class A(a)	141,536	23,841,739

Palo Alto Networks, Inc.(a)	27,170	5,165,832

Salesforce, Inc.	16,192	3,732,904

ServiceNow, Inc.(a)	16,324	13,261,781

Synopsys, Inc.(a)	7,355	3,074,464

		266,128,452

Specialty Retail — 2.0%

AutoZone, Inc.(a)	146	577,332

Home Depot, Inc. (The)	32,530	11,610,608

O’Reilly Automotive, Inc.(a)	46,267	4,705,354

TJX Cos., Inc. (The)	102,280	15,538,377

		32,431,671

Technology Hardware, Storage & Peripherals — 10.2%

Apple Inc.	446,957	124,633,959

Dell Technologies, Inc., Class C	83,805	11,175,397

Hewlett Packard Enterprise Co.	88,997	1,946,364

HP, Inc.	288,594	7,047,466

NetApp, Inc.	94,882	10,585,036

Pure Storage, Inc., Class A(a)	68,410	6,085,754

Sandisk Corp.(a)	1,800	401,904

Seagate Technology Holdings PLC	10,406	2,879,236

Western Digital Corp.	18,973	3,098,860

		167,853,976

Wireless Telecommunication Services — 0.0%

T-Mobile U.S., Inc.	2,391	499,743

Total Long-Term Investments — 99.0% (Cost: $874,956,246)		1,631,417,335

Short-Term Securities

Money Market Funds — 1.0%

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(c)(d)	16,373,258	16,373,258

Total Short-Term Securities — 1.0% (Cost: $16,373,258)		16,373,258

Total Investments — 100.0% (Cost: $891,329,504)		1,647,790,593

Other Assets Less Liabilities — 0.0%		710,101

Net Assets — 100.0%		$1,648,500,694

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Growth Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$8	(b)	$—	$(8)	$—	$—	—	$4,107	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	13,188,787	3,184,471	(b)	—	—	—	16,373,258	16,373,258	297,133		—

					$(8)	$—	$16,373,258		$301,240		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NASDAQ 100 E-Mini Index	36	12/19/25	$18,347	$(2,756)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments

Futures contracts

Unrealized depreciation on futures contracts(a)	$—	$—	$2,756	$—	$—	$—	$2,756

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$2,691,144	$—	$—	$—	$2,691,144

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$(340,517)	$—	$—	$—	$(340,517)

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Growth Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$17,854,368

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,630,701,397	$—	$715,938	$1,631,417,335
Short-Term Securities
Money Market Funds	16,373,258	—	—	16,373,258

	$1,647,074,655	$—	$715,938	$1,647,790,593

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,756)	$—	$—	$(2,756)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%

AeroVironment, Inc.(a)(b)	65,148	$18,206,260

Archer Aviation, Inc., Class A(a)(b)	1,029,871	8,022,695

ATI, Inc.(a)	15,456	1,557,965

Beta Technologies, Inc., Class A(a)(b)	176,859	4,822,945

Carpenter Technology Corp.	26,712	8,508,841

Ducommun, Inc.(a)	128,899	11,818,749

Huntington Ingalls Industries, Inc.	7,484	2,347,132

Intuitive Machines, Inc., Class A(a)(b)	123,446	1,172,737

Kratos Defense & Security Solutions, Inc.(a)	345,473	26,290,495

Leonardo DRS, Inc.	116,475	3,979,951

Mercury Systems, Inc.(a)	59,554	4,162,229

Moog, Inc., Class A	53,155	12,208,641

V2X, Inc.(a)	70,812	3,884,038

		106,982,678

Air Freight & Logistics — 0.0%

Hub Group, Inc., Class A	24,351	939,218

Automobile Components — 1.4%

Adient PLC(a)	309,207	6,017,168

American Axle & Manufacturing Holdings, Inc.(a)(b) .	878,822	5,773,861

BorgWarner, Inc.	467,788	20,142,951

Cooper-Standard Holdings, Inc.(a)	79,812	2,494,125

Dana, Inc.	257,214	5,764,166

Fox Factory Holding Corp.(a)	113,457	1,678,029

Garrett Motion, Inc.	324,467	5,363,440

QuantumScape Corp., Class A(a)	261,443	3,194,833

Standard Motor Products, Inc.	228,964	8,595,309

Stoneridge, Inc.(a)(b)	88,309	504,244

Visteon Corp.	41,684	4,303,873

		63,831,999

Automobiles — 0.1%

Winnebago Industries, Inc.	160,710	5,816,095

Banks — 10.1%

1st Source Corp.	127,882	7,984,952

Amalgamated Financial Corp.	391,140	11,479,959

Ameris Bancorp	137,463	10,414,197

Axos Financial, Inc.(a)(b)	79,276	6,514,902

Bank of Hawaii Corp.	56,178	3,681,906

Bank of Marin Bancorp	72,369	1,957,943

Bank7 Corp.	22,973	951,771

BankUnited, Inc.	50,498	2,182,019

BOK Financial Corp.	25,077	2,824,172

Business First Bancshares, Inc.	39,551	1,029,117

Byline Bancorp, Inc.	122,048	3,407,580

Capital City Bank Group, Inc.	183,694	7,700,452

Capitol Federal Financial, Inc.	161,646	1,068,480

Chemung Financial Corp.	63,663	3,353,130

Colony Bankcorp, Inc.	223,453	3,832,219

Community Trust Bancorp, Inc.	72,817	4,041,343

Community West Bancshares	164,072	3,716,231

ConnectOne Bancorp, Inc.	282,115	7,129,046

Cullen/Frost Bankers, Inc	216,340	26,765,585

Customers Bancorp, Inc.(a)	86,787	5,979,624

Dime Community Bancshares, Inc.	49,928	1,415,459

Eastern Bankshares, Inc.	620,261	11,679,515

Enterprise Financial Services Corp.	204,121	11,147,048

First Bank	41,573	653,320

First Busey Corp.	111,847	2,632,878

First Business Financial Services, Inc.	130,320	6,805,310

First Community Bankshares, Inc.	61,695	2,061,847

Security	Shares	Value

Banks (continued)

First Financial Bankshares, Inc.	247,451	$7,730,369

First Financial Corp.	123,980	7,236,713

First Financial Northwest, Inc.(a)	10,701	5,993

First Hawaiian, Inc.	532,165	13,261,552

First Horizon Corp.	559,507	12,499,386

First Internet Bancorp.	63,377	1,207,332

First Interstate BancSystem, Inc., Class A	36,156	1,187,363

First Mid Bancshares, Inc.	77,349	2,943,903

First United Corp.	26,081	995,773

Flushing Financial Corp.	104,785	1,719,522

Glacier Bancorp, Inc.	18,043	763,219

Greene County Bancorp, Inc.	28,014	638,719

HBT Financial, Inc.	161,586	3,910,381

Heritage Commerce Corp.	935,244	10,184,807

Heritage Financial Corp.	29,261	700,508

HomeTrust Bancshares, Inc.	121,731	4,992,188

Horizon Bancorp, Inc.	766,733	13,141,804

Independent Bank Corp.	179,604	5,864,071

Investar Holding Corp.	73,692	1,827,562

Kearny Financial Corp.	839,176	5,765,139

Live Oak Bancshares, Inc.	264,093	8,429,849

Mercantile Bank Corp.	56,369	2,591,847

Metropolitan Bank Holding Corp.	23,799	1,775,643

Midland States Bancorp, Inc.	350,872	5,705,179

National Bank Holdings Corp., Class A	55,378	2,060,615

Nicolet Bankshares, Inc.	39,472	4,972,683

Northfield Bancorp, Inc.	381,597	4,102,168

Northrim BanCorp, Inc.	417,944	10,264,705

OceanFirst Financial Corp.	926,165	17,458,210

Orange County Bancorp, Inc.	273,489	7,414,287

Origin Bancorp, Inc.	80,350	2,923,936

Park National Corp.	60,590	9,303,594

Peapack-Gladstone Financial Corp.	104,607	2,824,389

Peoples Bancorp, Inc.	126,436	3,746,299

Pinnacle Financial Partners, Inc.	369,687	33,892,904

Primis Financial Corp.	97,848	1,098,833

Provident Financial Services, Inc.	417,741	8,012,272

Republic Bancorp, Inc., Class A	30,107	2,077,684

Riverview Bancorp, Inc.	196,476	1,035,428

Shore Bancshares, Inc.	212,399	3,710,611

Sierra Bancorp	80,749	2,508,064

SmartFinancial, Inc.	39,059	1,416,279

South Plains Financial, Inc.	77,325	2,922,112

Southern First Bancshares, Inc.(a)	48,726	2,473,332

Southern Missouri Bancorp, Inc.	69,320	3,902,023

Southside Bancshares, Inc.	24,171	708,935

Synovus Financial Corp.	368,121	17,743,432

Timberland Bancorp, Inc.	25,486	871,621

Tompkins Financial Corp.	37,938	2,621,895

United Community Banks, Inc.	168,181	5,139,611

Univest Financial Corp.	173,462	5,516,092

Washington Trust Bancorp, Inc.	254,873	7,238,393

WesBanco, Inc.	402,296	12,982,092

		448,431,326

Beverages — 0.0%

Vita Coco Co., Inc. (The)(a)	14,527	775,887

Biotechnology — 9.2%

4D Molecular Therapeutics, Inc.(a)(b)	144,598	1,686,013

ACADIA Pharmaceuticals, Inc.(a)	220,972	5,533,139

ADMA Biologics, Inc.(a)	168,785	3,237,296

Akero Therapeutics, Inc.(a)	54,672	2,971,970

Alector, Inc.(a)	643,388	855,706

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)

Alkermes PLC(a)	378,313	$11,190,499

Altimmune, Inc.(a)(b)	420,014	2,209,274

Amicus Therapeutics, Inc.(a)	157,011	1,559,119

Arcturus Therapeutics Holdings, Inc.(a)	136,947	929,870

Arcus Biosciences, Inc.(a)	177,115	4,622,702

Arcutis Biotherapeutics, Inc.(a)(b)	26,638	816,455

Ardelyx, Inc.(a)	840,582	4,875,376

Arrowhead Pharmaceuticals, Inc.(a)	201,779	10,633,753

ARS Pharmaceuticals, Inc.(a)(b)	65	620

Astria Therapeutics, Inc.(a)	55,208	698,381

Avidity Biosciences, Inc.(a)	117,932	8,455,724

Beam Therapeutics, Inc.(a)	94,574	2,395,559

BioCryst Pharmaceuticals, Inc.(a)	916,314	6,579,135

Biohaven Ltd.(a)	139,737	1,401,562

Bridgebio Pharma, Inc.(a)	272,524	19,624,453

Caris Life Sciences, Inc.(a)(b)	44,344	1,132,102

Catalyst Pharmaceuticals, Inc.(a)	377,188	8,829,971

Celcuity, Inc.(a)	25,170	2,545,694

Celldex Therapeutics, Inc.(a)	185,181	5,003,591

Cidara Therapeutics, Inc.(a)	14,321	3,148,901

Cogent Biosciences, Inc.(a)	144,586	5,815,249

Coherus Oncology, Inc.(a)(b)	952,361	1,295,211

Corvus Pharmaceuticals, Inc.(a)(b)	91,355	837,725

CRISPR Therapeutics AG(a)(b)	67,509	3,609,706

Cytokinetics, Inc.(a)(b)	175,748	11,973,711

Day One Biopharmaceuticals, Inc.(a)	570,836	5,417,234

Denali Therapeutics, Inc.(a)(b)	272,543	5,306,412

Dyne Therapeutics, Inc.(a)	129,370	2,833,203

Editas Medicine, Inc.(a)(b)	333,700	804,217

Enanta Pharmaceuticals, Inc.(a)	104,083	1,469,652

Fate Therapeutics, Inc.(a)	899,508	1,025,439

GRAIL, Inc.(a)	45,782	5,053,875

Ideaya Biosciences, Inc.(a)	253,989	9,047,088

Incyte Corp.(a)	43,019	4,493,765

Intellia Therapeutics, Inc.(a)(b)	341,817	3,072,935

Ionis Pharmaceuticals, Inc.(a)	58,925	4,874,865

Iovance Biotherapeutics, Inc.(a)	1,121,185	2,769,327

Janux Therapeutics, Inc.(a)	40,053	1,365,407

Karyopharm Therapeutics, Inc.(a)	46,618	261,993

Kodiak Sciences, Inc.(a)(b)	182,008	4,182,544

Krystal Biotech, Inc., Class A3(a)	17,642	3,845,956

Kura Oncology, Inc.(a)	515,821	6,262,067

Kymera Therapeutics, Inc.(a)	83,359	5,658,409

Madrigal Pharmaceuticals, Inc.(a)(b)	30,725	18,342,210

MannKind Corp.(a)	1,046,073	5,596,491

MiMedx Group, Inc.(a)	487,738	3,355,637

Mineralys Therapeutics, Inc.(a)	41,508	1,789,825

Mirum Pharmaceuticals, Inc.(a)	71,791	5,244,333

Moderna, Inc.(a)	191,584	4,977,352

Monte Rosa Therapeutics, Inc.(a)	91,481	1,479,248

Myriad Genetics, Inc.(a)	203,200	1,550,416

Natera, Inc.(a)	19,393	4,631,242

Nurix Therapeutics, Inc.(a)	134,644	2,380,506

Nuvalent, Inc., Class A(a)	31,706	3,467,051

Olema Pharmaceuticals, Inc.(a)	143,635	4,067,743

ORIC Pharmaceuticals, Inc.(a)	63,627	755,889

PMV Pharmaceuticals, Inc.(a)(b)	228,533	301,664

Praxis Precision Medicines, Inc.(a)	37,799	7,425,992

Protagonist Therapeutics, Inc.(a)	55,328	4,979,520

Prothena Corp. PLC(a)	89,664	963,888

PTC Therapeutics, Inc.(a)	123,479	10,617,959

Puma Biotechnology, Inc.(a)	211,579	1,068,474

Security	Shares	Value

Biotechnology (continued)

Recursion Pharmaceuticals, Inc., Class A(a)(b)	550,495	$2,548,792

REGENXBIO, Inc.(a)	432,502	5,791,202

Relay Therapeutics, Inc.(a)	739,153	5,854,092

Replimune Group, Inc.(a)	125,011	1,250,110

Revolution Medicines, Inc.(a)	22,170	1,723,939

Rezolute, Inc.(a)	89,768	872,545

Rhythm Pharmaceuticals, Inc.(a)	52,559	5,733,661

Rigel Pharmaceuticals, Inc.(a)	68,153	3,441,045

Sarepta Therapeutics, Inc.(a)(b)	138,705	2,959,965

Scholar Rock Holding Corp.(a)	67,085	2,955,765

Soleno Therapeutics, Inc.(a)	95,642	4,825,139

Syndax Pharmaceuticals, Inc.(a)	362,427	7,183,303

Taysha Gene Therapies, Inc.(a)	163,853	776,663

TG Therapeutics, Inc.(a)(b)	337,917	11,239,119

Travere Therapeutics, Inc.(a)	197,421	6,990,678

Twist Bioscience Corp.(a)	239,781	7,675,390

Ultragenyx Pharmaceutical, Inc.(a)	136,374	4,738,996

UroGen Pharma Ltd.(a)(b)	92,400	2,662,044

Vanda Pharmaceuticals, Inc.(a)	987,312	5,291,992

Vaxcyte, Inc.(a)	156,354	7,756,722

Veracyte, Inc.(a)	219,845	10,407,462

Viking Therapeutics, Inc.(a)(b)	132,414	4,874,159

Vir Biotechnology, Inc.(a)	376,994	2,420,301

Voyager Therapeutics, Inc.(a)	231,547	947,027

Xencor, Inc.(a)	268,586	4,651,910

Xenon Pharmaceuticals, Inc.(a)	10,062	449,973

Zymeworks, Inc.(a)	195,673	5,226,426

		406,456,715

Broadline Retail — 0.6%

Etsy, Inc.(a)	117,973	6,396,496

Groupon, Inc.(a)(b)	218,103	3,688,122

Kohl’s Corp.	320,330	7,876,915

Macy’s, Inc.	169,212	3,783,580

Ollie’s Bargain Outlet Holdings, Inc.(a)	26,185	3,223,635

		24,968,748

Building Products — 0.6%

American Woodmark Corp.(a)	23,152	1,276,370

Apogee Enterprises, Inc.	27,756	1,010,596

Armstrong World Industries, Inc.	19,736	3,744,709

AZZ, Inc.	13,980	1,473,772

Gibraltar Industries, Inc.(a)	80,681	4,030,823

Modine Manufacturing Co.(a)	31,204	5,059,104

Resideo Technologies, Inc.(a)	204,140	6,734,578

Zurn Elkay Water Solutions Corp.	87,910	4,193,307

		27,523,259

Capital Markets — 1.2%

Acadian Asset Management, Inc.	195,517	8,766,982

BGC Group, Inc., Class A	129,626	1,127,746

FactSet Research Systems, Inc.	13,015	3,608,669

Franklin Resources, Inc.	180,382	4,074,829

Houlihan Lokey, Inc., Class A	30,690	5,383,026

MarketAxess Holdings, Inc.	17,782	2,914,292

PJT Partners, Inc., Class A	44,341	7,449,732

SEI Investments Co.	97,715	7,901,235

StepStone Group, Inc., Class A	10,137	640,253

Virtu Financial, Inc., Class A	330,700	11,825,832

		53,692,596

Chemicals — 0.6%

Balchem Corp.	19,770	3,088,272

Huntsman Corp.	658,951	6,866,269

Mativ Holdings, Inc.	515,467	6,438,183

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)

Minerals Technologies, Inc.	33,811	$1,983,015

Rayonier Advanced Materials, Inc.(a)	216,446	1,413,392

Tronox Holdings PLC	1,183,705	4,900,539

		24,689,670

Commercial Services & Supplies — 0.5%

ACV Auctions, Inc., Class A(a)	108,661	852,989

CoreCivic, Inc.(a)	337,675	6,095,034

GEO Group, Inc. (The)(a)	345,893	5,451,274

Healthcare Services Group, Inc.(a)	346,891	6,514,613

MillerKnoll, Inc.	70,261	1,112,231

Montrose Environmental Group, Inc.(a)	99,246	2,545,660

		22,571,801

Communications Equipment — 1.4%

ADTRAN Holdings, Inc.(a)	283,896	2,251,295

Applied Optoelectronics, Inc.(a)(b)	68,864	1,844,178

Calix, Inc.(a)	352,767	19,497,432

Ciena Corp.(a)	22,240	4,541,630

CommScope Holding Co., Inc.(a)	360,004	7,106,479

Extreme Networks, Inc.(a)	173,908	3,043,390

Harmonic, Inc.(a)	468,266	4,476,623

Lumentum Holdings, Inc.(a)(b)	25,531	8,301,660

NETGEAR, Inc.(a)	91,790	2,427,846

NetScout Systems, Inc.(a)	48,416	1,301,422

Viasat, Inc.(a)	172,933	5,936,790

		60,728,745

Construction & Engineering — 3.1%

Argan, Inc.	17,954	7,095,421

Centuri Holdings, Inc.(a)	77,942	1,752,916

Comfort Systems U.S.A., Inc.	23,434	22,893,612

Construction Partners, Inc., Class A(a)(b)	77,969	8,498,621

Dycom Industries, Inc.(a)	77,504	28,020,021

Fluor Corp.(a)	275,817	11,840,824

MasTec, Inc.(a)	80,269	17,167,934

Matrix Service Co.(a)	63,476	742,034

Primoris Services Corp.	102,624	12,988,093

Sterling Infrastructure, Inc.(a)	28,329	9,753,958

Tutor Perini Corp.(a)	222,374	15,243,738

		135,997,172

Construction Materials — 0.0%

United States Lime & Minerals, Inc.	5,967	725,408

Consumer Finance — 1.9%

Ally Financial, Inc.	124,650	5,148,045

Dave, Inc., Class A(a)	13,666	2,982,741

Encore Capital Group, Inc.(a)	97,296	5,048,689

Enova International, Inc.(a)(b)	179,662	23,551,892

EZCORP, Inc., Class A, NVS(a)	527,674	10,173,555

Figure Technology Solutions, Inc., Class A(a)(b)	55,876	2,024,946

LendingClub Corp.(a)	163,519	2,959,694

LendingTree, Inc.(a)	41,213	2,350,377

Navient Corp.	163,213	2,023,841

OneMain Holdings, Inc.	157,399	9,763,460

PRA Group, Inc.(a)	303,599	4,918,304

Regional Management Corp.	114,267	4,346,717

Upstart Holdings, Inc.(a)(b)	196,654	8,841,564

		84,133,825

Consumer Staples Distribution & Retail — 1.2%

Andersons, Inc. (The)	55,491	2,857,787

BJ’s Wholesale Club Holdings, Inc.(a)	104,162	9,294,375

Chefs’ Warehouse, Inc. (The)(a)	43,081	2,641,727

Grocery Outlet Holding Corp.(a)	129,033	1,436,137

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)

Maplebear, Inc.(a)	176,995	$7,435,560

PriceSmart, Inc.	49,795	6,129,765

Sprouts Farmers Market, Inc.(a)	175,236	14,686,529

United Natural Foods, Inc.(a)	246,307	9,189,714

		53,671,594

Distributors — 0.1%

A-Mark Precious Metals, Inc	48,844	1,402,311

GigaCloud Technology, Inc., Class A(a)(b)	57,954	2,150,094

		3,552,405

Diversified Consumer Services — 1.3%

Adtalem Global Education, Inc.(a)	34,368	3,181,102

American Public Education, Inc.(a)(b)	71,611	2,493,137

Bright Horizons Family Solutions, Inc.(a)	63,081	6,482,204

Coursera, Inc.(a)	743,925	5,914,204

Duolingo, Inc., Class A(a)	15,719	3,008,774

Frontdoor, Inc.(a)	150,032	8,091,226

Laureate Education, Inc., Class A(a)	510,059	15,760,823

Perdoceo Education Corp.	89,014	2,488,831

Strategic Education, Inc.	19,227	1,500,091

Stride, Inc.(a)	66,985	4,255,557

Universal Technical Institute, Inc.(a)	119,572	2,752,547

		55,928,496

Diversified REITs — 0.3%

Alexander & Baldwin, Inc.	238,361	3,725,582

American Assets Trust, Inc.	116,319	2,268,221

Essential Properties Realty Trust, Inc.	294,178	9,313,675

		15,307,478

Diversified Telecommunication Services — 0.6%

Bandwidth, Inc., Class A(a)	230,103	3,276,667

Cogent Communications Holdings, Inc.	37,694	719,201

Globalstar, Inc.(a)(b)	70,608	4,289,436

IDT Corp., Class B	111,725	5,560,553

Iridium Communications, Inc.	127,220	2,086,408

Lumen Technologies, Inc.(a)	1,422,754	11,538,535

		27,470,800

Electric Utilities — 0.6%

Genie Energy Ltd., Class B	220,682	3,195,476

Oklo, Inc., Class A(a)	106,485	9,730,599

Portland General Electric Co.	253,916	12,904,011

		25,830,086

Electrical Equipment — 2.8%

American Superconductor Corp.(a)	89,986	2,797,665

Bloom Energy Corp., Class A(a)	381,773	41,704,883

EnerSys	106,293	15,211,591

Enovix Corp.(a)(b)	228,830	1,782,586

Eos Energy Enterprises, Inc., Class A(a)(b)	339,055	5,102,778

Fluence Energy, Inc., Class A(a)(b)	131,485	2,582,365

NANO Nuclear Energy, Inc.(a)(b)	30,752	1,005,590

Nextpower, Inc., Class A(a)	283,832	26,004,688

NuScale Power Corp., Class A(a)(b)	275,018	5,500,360

Plug Power, Inc.(a)	1,050,895	2,112,299

Shoals Technologies Group, Inc., Class A(a)	315,156	2,644,159

Sunrun, Inc.(a)	374,177	7,577,084

Vicor Corp.(a)	92,449	8,260,318

		122,286,366

Electronic Equipment, Instruments & Components — 3.6%

Advanced Energy Industries, Inc.	68,333	14,431,246

Arlo Technologies, Inc.(a)	108,911	1,579,210

Badger Meter, Inc.	49,149	8,775,062

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Cognex Corp.	183,285	$6,983,159

Coherent Corp.(a)	12,228	2,008,571

Fabrinet(a)	64,294	29,537,307

Flex Ltd.(a)	119,978	7,091,900

Insight Enterprises, Inc.(a)	76,697	6,639,659

Kimball Electronics, Inc.(a)	53,534	1,547,133

Methode Electronics, Inc.	208,959	1,583,909

Mirion Technologies, Inc., Class A(a)(b)	322,135	8,381,953

nLight, Inc.(a)	213,127	7,508,464

Novanta, Inc.(a)	13,503	1,534,751

OSI Systems, Inc.(a)	23,520	6,370,392

Ouster, Inc.(a)	163,345	3,750,401

PC Connection, Inc.	169,459	9,835,400

Plexus Corp.(a)	59,804	8,548,982

Sanmina Corp.(a)	84,095	13,132,696

ScanSource, Inc.(a)	94,409	3,882,098

TTM Technologies, Inc.(a)	252,918	17,749,785

		160,872,078

Energy Equipment & Services — 1.2%

Archrock, Inc.	349,201	8,569,393

Borr Drilling Ltd.(b)	397,155	1,314,583

Expro Group Holdings NV(a)	95,311	1,329,588

Helix Energy Solutions Group, Inc.(a)	242,057	1,612,100

Liberty Energy, Inc., Class A	305,664	5,434,706

Oceaneering International, Inc.(a)	317,423	7,745,121

Oil States International, Inc.(a)	488,297	3,076,271

Patterson-UTI Energy, Inc.	638,216	3,708,035

ProPetro Holding Corp.(a)	454,485	4,349,421

Solaris Energy Infrastructure, Inc., Class A	33,914	1,624,142

Transocean Ltd.(a)	2,937,513	12,954,432

		51,717,792

Entertainment — 0.3%

AMC Entertainment Holdings, Inc., Class A(a)(b)	1,188,598	2,912,065

Eros Media World PLC, Class A(a)	23,977	2

Eventbrite, Inc., Class A(a)	308,687	768,631

Lionsgate Studios Corp.(a)(b)	238,594	1,779,911

Marcus Corp. (The)	124,624	1,956,597

Roku, Inc., Class A(a)	79,400	7,685,126

		15,102,332

Financial Services — 1.5%

Affirm Holdings, Inc., Class A(a)(b)	28,055	1,990,502

Banco Latinoamericano de Comercio Exterior SA, Class E	149,845	6,728,041

Essent Group Ltd.	232,478	14,590,319

NMI Holdings, Inc., Class A(a)	478,207	18,243,597

Pagseguro Digital Ltd., Class A	485,012	5,082,926

Radian Group, Inc.	51,875	1,844,156

Remitly Global, Inc.(a)	740,911	10,035,639

Repay Holdings Corp., Class A(a)	279,982	929,540

StoneCo Ltd., Class A(a)	111,988	1,886,998

Velocity Financial, Inc.(a)	253,384	4,897,913

		66,229,631

Food Products — 0.3%

Cal-Maine Foods, Inc.	98,115	8,174,942

Marzetti Co. (The)	12,297	2,052,861

SunOpta, Inc.(a)	468,388	1,761,139

Vital Farms, Inc.(a)	26,413	863,705

		12,852,647

Gas Utilities — 1.0%

Brookfield Infrastructure Corp., Class A	249,087	11,370,821

Security	Shares	Value

Gas Utilities (continued)

New Jersey Resources Corp.	359,648	$17,291,876

ONE Gas, Inc.	161,301	13,507,346

Southwest Gas Holdings, Inc.	25,866	2,148,171

		44,318,214

Ground Transportation — 0.2%

Covenant Logistics Group, Inc., Class A	261,950	5,223,283

Lyft, Inc., Class A(a)	267,894	5,633,811

		10,857,094

Health Care Equipment & Supplies — 2.0%

Alphatec Holdings, Inc.(a)	193,501	4,363,448

AngioDynamics, Inc.(a)	232,762	2,886,249

Cerus Corp.(a)	1,580,086	2,780,951

Enovis Corp.(a)	35,173	1,064,687

Glaukos Corp.(a)(b)	89,527	9,515,825

Haemonetics Corp.(a)	30,161	2,453,597

Inspire Medical Systems, Inc.(a)	16,582	2,062,967

iRadimed Corp.	57,624	5,371,709

iRhythm Technologies, Inc.(a)	70,905	13,330,849

Lantheus Holdings, Inc.(a)	37,262	2,193,614

LeMaitre Vascular, Inc	20,050	1,663,147

LivaNova PLC(a)	36,839	2,350,697

NeuroPace, Inc.(a)	235,311	3,849,688

Novocure Ltd.(a)	653,617	8,372,834

Omnicell, Inc.(a)	164,661	6,011,773

OraSure Technologies, Inc.(a)	459,564	1,093,762

PROCEPT BioRobotics Corp.(a)	24,929	789,751

SI-BONE, Inc.(a)	83,359	1,622,166

Tandem Diabetes Care, Inc.(a)	207,718	4,364,155

TransMedics Group, Inc.(a)	56,160	8,216,770

Varex Imaging Corp.(a)	191,192	2,212,091

		86,570,730

Health Care Providers & Services — 4.7%

Acadia Healthcare Co., Inc.(a)(b)	65,124	1,120,133

Addus HomeCare Corp.(a)	34,883	4,192,937

agilon health, Inc.(a)	530,273	345,261

Alignment Healthcare, Inc.(a)	240,227	4,614,761

Aveanna Healthcare Holdings, Inc.(a)	414,893	3,875,101

Billiontoone, Inc., Class A(a)	181	23,562

BrightSpring Health Services, Inc.(a)	219,297	7,929,779

Brookdale Senior Living, Inc.(a)	164,405	1,829,828

Castle Biosciences, Inc.(a)	206,424	8,246,639

Clover Health Investments Corp., Class A(a)(b)	379,302	944,462

Concentra Group Holdings Parent, Inc.	95,490	1,963,274

CorVel Corp.(a)	86,742	6,347,779

Cross Country Healthcare, Inc.(a)	47,204	484,313

Encompass Health Corp.	61,571	7,155,782

Enhabit, Inc.(a)	106,138	948,874

Ensign Group, Inc. (The)	57,147	10,603,054

Fulgent Genetics, Inc.(a)	317,251	9,384,284

GeneDx Holdings Corp., Class A(a)	30,848	5,150,074

Guardant Health, Inc.(a)	228,438	24,767,248

Guardian Pharmacy Services, Inc., Class A(a)	65,949	1,930,987

HealthEquity, Inc.(a)	152,034	15,990,936

Hims & Hers Health, Inc., Class A(a)(b)	398,774	15,855,254

Hinge Health, Inc., Class A(a)	93,112	4,554,108

LifeStance Health Group, Inc.(a)	1,780,053	11,570,344

NeoGenomics, Inc.(a)	93,469	1,130,975

Option Care Health, Inc.(a)	52,245	1,624,819

PACS Group, Inc.(a)	61,949	2,069,716

Pediatrix Medical Group, Inc.(a)	275,133	6,627,954

Privia Health Group, Inc.(a)	594,380	14,485,041

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)

Progyny, Inc.(a)	320,595	$8,454,090

RadNet, Inc.(a)	86,810	7,187,000

Select Medical Holdings Corp.	840,834	13,024,519

Viemed Healthcare, Inc.(a)	503,621	3,480,021

		207,912,909

Health Care REITs — 0.4%

American Healthcare REIT, Inc.	96,072	4,878,536

Diversified Healthcare Trust	950,459	4,590,717

Omega Healthcare Investors, Inc.	139,731	6,416,448

		15,885,701

Health Care Technology — 0.4%

Doximity, Inc., Class A(a)	91,515	4,707,532

Evolent Health, Inc., Class A(a)	257,659	1,082,168

Health Catalyst, Inc.(a)	163,516	488,913

Phreesia, Inc.(a)	335,740	6,879,312

Schrodinger, Inc.(a)	304,174	5,341,295

		18,499,220

Hotel & Resort REITs — 0.6%

Braemar Hotels & Resorts, Inc.	1,874,714	5,005,486

Chatham Lodging Trust	902,127	6,116,421

DiamondRock Hospitality Co.	292,010	2,660,211

Host Hotels & Resorts, Inc.	520,393	9,174,529

RLJ Lodging Trust	549,181	4,140,825

		27,097,472

Hotels, Restaurants & Leisure — 0.8%

Accel Entertainment, Inc., Class A(a)	200,482	2,052,935

Black Rock Coffee Bar, Inc., Class A(a)(b)	60,592	1,378,468

Brinker International, Inc.(a)	51,603	7,936,025

El Pollo Loco Holdings, Inc.(a)	157,825	1,721,871

Life Time Group Holdings, Inc.(a)	276,810	7,728,535

Rush Street Interactive, Inc., Class A(a)	600,402	11,071,413

Shake Shack, Inc., Class A(a)	28,739	2,514,088

Sharplink Gaming, Inc.(a)	80,424	854,103

Super Group SGHC Ltd.	129,224	1,399,496

		36,656,934

Household Durables — 1.7%

Century Communities, Inc.	188,340	12,296,719

Champion Homes, Inc.(a)	80,257	6,889,261

Ethan Allen Interiors, Inc.	37,800	893,592

Green Brick Partners, Inc.(a)	42,112	2,858,563

Installed Building Products, Inc.	10,399	2,787,140

Leggett & Platt, Inc.	212,904	2,184,395

LGI Homes, Inc.(a)	35,023	1,821,896

M/I Homes, Inc.(a)	183,558	25,255,745

Newell Brands, Inc.	763,291	2,786,012

Taylor Morrison Home Corp., Class A(a)	89,971	5,640,282

Toll Brothers, Inc.	12,670	1,771,646

Tri Pointe Homes, Inc.(a)	352,337	12,021,738

		77,206,989

Household Products — 0.1%

Central Garden & Pet Co., Class A, NVS(a)	164,539	5,090,837

Independent Power and Renewable Electricity Producers — 0.0%

Spruce Power Holding Corp.(a)	110	547

Industrial Conglomerates — 0.3%

Brookfield Business Corp., Class A(b)	400,328	13,955,434

Industrial REITs — 0.6%

Americold Realty Trust, Inc.	140,155	1,517,879

EastGroup Properties, Inc.	30,805	5,581,250

Security	Shares	Value

Industrial REITs (continued)

First Industrial Realty Trust, Inc.	291,744	$16,699,427

Terreno Realty Corp.	40,322	2,531,818

		26,330,374

Insurance — 2.1%

AMERISAFE, Inc.	139,124	5,676,259

Crawford & Co., Class A, NVS	49,956	558,508

Donegal Group, Inc., Class A	101,884	2,050,925

eHealth, Inc.(a)	190,264	776,277

Genworth Financial, Inc., Class A(a)	496,761	4,311,886

Globe Life, Inc.	14,059	1,894,169

Hanover Insurance Group, Inc. (The)	27,613	5,123,592

HCI Group, Inc.	9,891	1,758,125

Heritage Insurance Holdings, Inc.(a)	45,824	1,331,187

Lemonade, Inc.(a)(b)	98,670	7,708,101

Mercury General Corp.	68,018	6,333,836

Octave Specialty Group, Inc.(a)	220,199	1,979,589

Oscar Health, Inc., Class A(a)	532,342	9,566,186

Palomar Holdings, Inc.(a)	135,663	16,850,701

Reinsurance Group of America, Inc.	15,515	2,945,833

Root, Inc., Class A(a)	22,401	1,812,017

Selectquote, Inc.(a)	554,813	804,479

Stewart Information Services Corp.	151,412	11,602,702

Tiptree, Inc.	32,030	601,523

United Fire Group, Inc.	66,046	2,413,981

Universal Insurance Holdings, Inc.	163,581	5,419,439

		91,519,315

Interactive Media & Services — 0.8%

EverQuote, Inc., Class A(a)	292,769	7,726,174

Grindr, Inc.(a)(b)	363,246	4,660,446

MediaAlpha, Inc., Class A(a)	385,891	4,923,969

Nextdoor Holdings, Inc., Class A(a)	518,846	907,980

QuinStreet, Inc.(a)	592,356	8,269,290

Shutterstock, Inc.	163,329	3,400,510

Yelp, Inc.(a)	10,727	310,118

ZipRecruiter, Inc., Class A(a)	869,049	4,127,983

		34,326,470

IT Services — 0.4%

Applied Digital Corp.(a)	295,161	7,998,863

ASGN, Inc.(a)	35,968	1,618,920

BigBear.ai Holdings, Inc.(a)	189,049	1,198,571

DigitalOcean Holdings, Inc.(a)	24,466	1,089,226

Fastly, Inc., Class A(a)	236,230	2,754,442

Grid Dynamics Holdings, Inc., Class A(a)	259,892	2,276,654

		16,936,676

Leisure Products — 0.5%

Hasbro, Inc.	190,490	15,734,474

Peloton Interactive, Inc., Class A(a)	692,143	4,699,651

Polaris, Inc.	40,753	2,704,369

		23,138,494

Life Sciences Tools & Services — 0.6%

10X Genomics, Inc., Class A(a)	58,705	1,104,241

AbCellera Biologics, Inc.(a)(b)	341,996	1,275,645

Adaptive Biotechnologies Corp.(a)	372,539	7,324,117

Azenta, Inc.(a)	187,525	6,668,389

Codexis, Inc.(a)	500,976	866,688

CryoPort, Inc.(a)	105,297	1,012,957

Harvard Bioscience, Inc.(a)	307	234

MaxCyte, Inc.(a)(b)	380,888	670,363

Personalis, Inc.(a)(b)	424,352	4,553,297

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)

Seer, Inc., Class A(a)	305,197	$585,978

Tempus AI, Inc., Class A(a)(b)	26,655	2,077,224

		26,139,133

Machinery — 2.4%

Aebi Schmidt Holding AG	186,516	2,221,406

Atmus Filtration Technologies, Inc.	160,800	8,138,088

Blue Bird Corp.(a)(b)	60,731	3,171,373

Chart Industries, Inc.(a)	36,271	7,397,470

Donaldson Co., Inc.	78,810	7,085,019

Energy Recovery, Inc.(a)(b)	425,068	6,142,233

Enpro, Inc.	8,489	1,891,774

ESCO Technologies, Inc.	18,194	3,873,684

Federal Signal Corp.(b)	54,198	6,178,572

Flowserve Corp.	52,799	3,767,209

Franklin Electric Co., Inc.	50,356	4,791,373

Greenbrier Cos., Inc. (The)	108,988	4,847,786

Manitowoc Co., Inc. (The)(a)	424,799	4,791,733

Mueller Industries, Inc.	145,486	15,984,547

Mueller Water Products, Inc., Class A	68,057	1,649,702

REV Group, Inc.	73,008	3,889,136

SPX Technologies, Inc.(a)	64,564	13,883,842

Worthington Enterprises, Inc	129,513	7,105,083

		106,810,030

Marine Transportation — 0.4%

Genco Shipping & Trading Ltd.	128,962	2,439,961

Kirby Corp.(a)	49,981	5,673,843

Matson, Inc.	92,732	10,105,934

		18,219,738

Media — 0.6%

EchoStar Corp., Class A(a)	161,489	11,835,529

Entravision Communications Corp., Class A	290,551	807,732

Gray Media, Inc.	162,584	799,913

Integral Ad Science Holding Corp.(a)	275,562	2,832,777

Magnite, Inc.(a)	277,683	4,079,163

New York Times Co. (The), Class A	81,266	5,241,657

PubMatic, Inc., Class A(a)	78,759	709,618

Thryv Holdings, Inc.(a)	272,109	1,531,974

Townsquare Media, Inc., Class A	77	380

		27,838,743

Metals & Mining — 3.1%

Alpha Metallurgical Resources, Inc.(a)	68,169	10,853,187

Century Aluminum Co.(a)	273,586	8,199,373

Cleveland-Cliffs, Inc.(a)	392,230	5,114,679

Coeur Mining, Inc.(a)	875,253	15,115,619

Commercial Metals Co.	116,554	7,433,814

Compass Minerals International, Inc.(a)	111,761	2,122,341

Constellium SE, Class A(a)	701,937	11,799,561

Elevra Lithium Ltd., ADR(a)(b)	34,828	1,308,836

Hecla Mining Co.	542,022	9,116,810

Kaiser Aluminum Corp.	145,501	13,975,371

Materion Corp.	54,545	6,664,854

Novagold Resources, Inc.(a)	631,603	6,436,035

Olympic Steel, Inc.	229,997	8,944,583

Perpetua Resources Corp.(a)	32,344	832,535

Ramaco Resources, Inc., Class A(a)	215,546	3,381,917

Royal Gold, Inc.	12,187	2,484,198

Ryerson Holding Corp.	104,310	2,391,828

SSR Mining, Inc.(a)	255,640	5,951,299

SunCoke Energy, Inc.	1,021,002	6,656,933

Security	Shares	Value

Metals & Mining (continued)

United States Antimony Corp.(a)	101,739	$621,625

Warrior Met Coal, Inc.	86,562	6,776,939

		136,182,337

Mortgage Real Estate Investment Trusts (REITs) — 0.0%

TPG RE Finance Trust, Inc.	172,302	1,566,225

Multi-Utilities — 0.8%

Avista Corp.	422,823	17,496,416

Black Hills Corp.	155,452	11,470,803

Northwestern Energy Group, Inc.	95,333	6,586,557

Unitil Corp.	16,881	847,932

		36,401,708

Office REITs — 0.2%

COPT Defense Properties	307,303	9,443,421

Oil, Gas & Consumable Fuels — 2.5%

Ardmore Shipping Corp.	145,846	1,783,697

California Resources Corp.	66,424	3,173,739

Centrus Energy Corp., Class A(a)(b)	25,112	6,511,542

Chord Energy Corp.	108,310	10,165,977

CNX Resources Corp.(a)	173,113	6,723,709

Crescent Energy Co., Class A	246,296	2,322,571

Delek U.S. Holdings, Inc.	106,905	4,134,016

Diversified Energy Co.	51,684	777,327

Dorian LPG Ltd.	80,557	1,996,202

Energy Fuels, Inc.(a)(b)	432,627	6,229,829

Evolution Petroleum Corp.	199,305	783,269

Green Plains, Inc.(a)	118,993	1,229,198

HF Sinclair Corp.	25,010	1,323,279

International Seaways, Inc.	91,359	4,839,286

Murphy Oil Corp.	78,278	2,510,375

New Fortress Energy, Inc., Class A(a)(b)	879,244	1,072,678

Par Pacific Holdings, Inc.(a)	219,276	10,009,949

PBF Energy, Inc., Class A	193,999	6,689,086

REX American Resources Corp.(a)	125,360	4,135,626

Scorpio Tankers, Inc.	150,856	8,648,574

SM Energy Co.	843,445	16,067,627

Uranium Energy Corp.(a)	851,928	10,453,157

Vital Energy, Inc.(a)	44,792	803,121

		112,383,834

Passenger Airlines — 0.8%

Alaska Air Group, Inc.(a)	104,907	4,496,314

Joby Aviation, Inc., Class A(a)	763,082	11,011,273

SkyWest, Inc.(a)	185,546	18,836,630

		34,344,217

Pharmaceuticals — 2.8%

Amneal Pharmaceuticals, Inc., Class A(a)	261,239	3,270,712

Amylyx Pharmaceuticals, Inc.(a)	318,321	4,768,449

Arvinas, Inc.(a)	370,420	4,661,736

Atea Pharmaceuticals, Inc.(a)	636,285	1,972,483

Axsome Therapeutics, Inc.(a)	77,270	11,706,405

Collegium Pharmaceutical, Inc.(a)	145,189	6,777,422

Corcept Therapeutics, Inc.(a)	101,739	8,078,077

Crinetics Pharmaceuticals, Inc.(a)(b)	93,214	4,246,830

Edgewise Therapeutics, Inc.(a)(b)	128,836	3,354,889

EyePoint Pharmaceuticals, Inc.(a)	75,375	1,117,811

Fulcrum Therapeutics, Inc.(a)	122,639	1,341,671

Harmony Biosciences Holdings, Inc.(a)	170,086	6,002,335

Indivior PLC(a)	110,229	3,703,694

LENZ Therapeutics, Inc.(a)(b)	37,168	1,134,367

Liquidia Corp.(a)	48,716	1,589,603

Nektar Therapeutics(a)	32,300	2,106,283

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)

Nuvation Bio, Inc., Class A(a)(b)	993,534	$7,978,078

Ocular Therapeutix, Inc.(a)	315,318	3,831,114

Pacira BioSciences, Inc.(a)	195,728	4,613,309

Phibro Animal Health Corp., Class A	52,852	2,213,442

Rafael Holdings, Inc., Class B(a)	220	260

Supernus Pharmaceuticals, Inc.(a)	196,024	8,936,734

Tarsus Pharmaceuticals, Inc.(a)	156,777	12,535,889

Terns Pharmaceuticals, Inc.(a)	41,923	1,178,456

Theravance Biopharma, Inc.(a)	149,110	3,026,933

Trevi Therapeutics, Inc.(a)	782,965	10,327,308

WaVe Life Sciences Ltd.(a)	146,256	1,134,947

Xeris Biopharma Holdings, Inc.(a)	181,634	1,304,132

		122,913,369

Professional Services — 2.4%

CACI International, Inc., Class A(a)	5,508	3,398,987

Conduent, Inc.(a)	563,921	1,094,007

CRA International, Inc.	10,827	1,909,233

ExlService Holdings, Inc.(a)	829,495	32,955,836

Franklin Covey Co.(a)	76,029	1,195,176

Genpact Ltd.	302,321	13,320,263

Heidrick & Struggles International, Inc.	15,949	938,918

IBEX Holdings Ltd.(a)	61,193	2,153,382

ICF International, Inc.	76,516	5,971,309

Innodata, Inc.(a)(b)	41,656	2,393,970

KBR, Inc.	60,221	2,482,310

Kelly Services, Inc., Class A, NVS	113,850	983,664

Kforce, Inc.	30,382	893,231

Korn Ferry	44,000	2,893,880

Legalzoom.com, Inc.(a)	535,761	4,998,650

ManpowerGroup, Inc.	111,230	3,198,975

Maximus, Inc.	56,746	4,885,263

Planet Labs PBC, Class A(a)	417,052	4,962,919

Resources Connection, Inc.	142,364	688,330

Robert Half, Inc.	29,131	787,702

ShiftPixy, Inc.(a)(c)	1	—

TriNet Group, Inc.	57,259	3,355,377

Upwork, Inc.(a)	413,202	8,156,607

Willdan Group, Inc.(a)	39,088	3,943,979

		107,561,968

Real Estate Management & Development — 0.8%

Anywhere Real Estate, Inc.(a)	331,910	4,729,717

Compass, Inc., Class A(a)	916,326	9,548,117

FRP Holdings, Inc.(a)	53,974	1,258,134

Kennedy-Wilson Holdings, Inc.	318,938	3,103,267

Marcus & Millichap, Inc.	55,589	1,628,758

Newmark Group, Inc., Class A	152,098	2,643,463

RMR Group, Inc. (The), Class A	173,922	2,652,311

St. Joe Co. (The)	131,565	7,937,316

		33,501,083

Residential REITs — 0.1%

Bluerock Homes Trust, Inc., Class A	77	732

NexPoint Residential Trust, Inc.	78,973	2,512,131

Veris Residential, Inc	247,956	3,734,217

		6,247,080

Retail REITs — 1.7%

Agree Realty Corp.	307,142	23,103,221

FrontView REIT, Inc.	212,328	3,244,372

Getty Realty Corp.	329,851	9,390,858

NETSTREIT Corp.	225,810	4,139,097

NNN REIT, Inc.	446,250	18,452,438

Security	Shares	Value

Retail REITs (continued)

Tanger, Inc.	249,817	$8,388,855

Urban Edge Properties	436,054	8,380,958

		75,099,799

Semiconductors & Semiconductor Equipment — 3.8%

ACM Research, Inc., Class A(a)	79,965	2,671,631

Alpha & Omega Semiconductor Ltd.(a)	41,315	837,868

Ambarella, Inc.(a)	149,770	11,109,939

Axcelis Technologies, Inc.(a)(b)	25,664	2,124,209

Credo Technology Group Holding Ltd.(a)	260,157	46,203,883

Diodes, Inc.(a)	87,998	4,066,388

Impinj, Inc.(a)	38,538	6,623,526

inTEST Corp.(a)	35,226	283,921

Kulicke & Soffa Industries, Inc.	150,803	6,802,723

MaxLinear, Inc.(a)	234,202	3,646,525

Navitas Semiconductor Corp.(a)	171,719	1,500,824

Power Integrations, Inc.	40,193	1,350,485

Qorvo, Inc.(a)	35,139	3,018,089

Rambus, Inc.(a)	222,084	21,224,568

Rigetti Computing, Inc.(a)(b)	456,528	11,673,421

Semtech Corp.(a)	86,373	6,405,422

Silicon Laboratories, Inc.(a)(b)	87,601	11,176,136

SiTime Corp.(a)	48,472	14,430,114

Synaptics, Inc.(a)	155,599	10,660,087

		165,809,759

Software — 5.5%

8x8, Inc.(a)	621,441	1,205,596

ACI Worldwide, Inc.(a)	302,007	14,152,048

Alarm.com Holdings, Inc.(a)	309,489	16,081,048

Amplitude, Inc., Class A(a)	641,537	6,595,000

Asana, Inc., Class A(a)	227,355	2,928,332

Aurora Innovation, Inc., Class A(a)(b)	751,603	3,149,217

Bit Digital, Inc.(a)(b)	779,317	1,854,774

Bitdeer Technologies Group, Class A(a)	70,950	951,439

Box, Inc., Class A(a)	297,207	8,779,495

Braze, Inc., Class A(a)	130,091	3,733,612

C3.ai, Inc., Class A(a)(b)	178,420	2,578,169

Cerence, Inc.(a)	235,972	2,614,570

Cipher Mining, Inc.(a)(b)	353,794	7,199,708

Cleanspark, Inc.(a)(b)	452,460	6,832,146

Clearwater Analytics Holdings, Inc., Class A(a)(b)	367,985	8,117,749

Confluent, Inc., Class A(a)	163,429	3,636,295

Core Scientific, Inc.(a)(b)	222,155	3,752,198

Digital Turbine, Inc.(a)	293,923	1,407,891

Domo, Inc., Class B(a)	244,034	2,791,749

D-Wave Quantum, Inc.(a)(b)	438,915	9,950,203

Elastic NV(a)(b)	96,006	6,771,303

Five9, Inc.(a)	94,106	1,843,537

Freshworks, Inc., Class A(a)	393,802	4,780,756

Gitlab, Inc., Class A(a)(b)	22,592	927,628

Hut 8 Corp.(a)	131,720	5,927,400

InterDigital, Inc.(b)	36,561	13,079,698

JFrog Ltd.(a)	80,174	4,889,010

LiveRamp Holdings, Inc.(a)	316,016	9,117,062

MARA Holdings, Inc.(a)	398,574	4,707,159

Netskope, Inc., Class A(a)(b)	111,495	2,049,278

Ooma, Inc.(a)	418,801	4,707,323

Pagaya Technologies Ltd., Class A(a)	103,421	2,580,354

Porch Group, Inc.(a)	170,552	1,652,649

PROS Holdings, Inc.(a)	65,666	1,526,078

Q2 Holdings, Inc.(a)	66,869	4,823,261

Qualys, Inc.(a)	97,197	13,690,197

RingCentral, Inc., Class A(a)	152,294	4,300,783

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)

Riot Platforms, Inc.(a)	405,506	$6,540,812

Rubrik, Inc., Class A(a)	10,902	755,727

SEMrush Holdings, Inc., Class A(a)	198,057	2,343,014

SoundHound AI, Inc., Class A(a)(b)	446,705	5,382,795

Sprout Social, Inc., Class A(a)	285,735	2,848,778

Tenable Holdings, Inc.(a)	236,923	6,283,198

Terawulf, Inc.(a)(b)	457,907	7,102,138

Via Transportation, Inc., Class A(a)	38,109	1,327,336

Workiva, Inc., Class A(a)	48,304	4,471,018

Zeta Global Holdings Corp., Class A(a)	475,676	8,681,087

		241,420,618

Specialized REITs — 1.0%

CubeSmart	684,654	25,489,668

EPR Properties	176,136	9,206,629

Four Corners Property Trust, Inc.	313,071	7,526,227

Safehold, Inc.	87,123	1,208,396

		43,430,920

Specialty Retail — 3.1%

Abercrombie & Fitch Co., Class A(a)	54,620	5,345,659

Advance Auto Parts, Inc.	61,352	3,182,942

American Eagle Outfitters, Inc.	168,216	3,431,606

Asbury Automotive Group, Inc.(a)	22,300	5,186,311

AutoNation, Inc.(a)	2,808	593,302

Bath & Body Works, Inc.	100,825	1,755,363

Boot Barn Holdings, Inc.(a)	62,891	12,189,534

Build-A-Bear Workshop, Inc.	15,564	826,448

Camping World Holdings, Inc., Class A	287,709	3,219,464

Chewy, Inc., Class A(a)	28,507	991,188

CONN’S, Inc. ESCROW(a)(b)(c)	224,237	2

EVgo, Inc., Class A(a)	274,950	890,838

Five Below, Inc.(a)	16,239	2,677,649

Gap, Inc. (The)	86,489	2,341,257

Group 1 Automotive, Inc.	39,273	15,750,044

Haverty Furniture Cos., Inc.	109,089	2,596,318

Lands’ End, Inc.(a)	73,567	1,161,623

Lithia Motors, Inc., Class A	17,995	5,737,526

Lulu’s Fashion Lounge Holdings, Inc.(a)	11	59

Monro, Inc.	156,925	2,936,067

Penske Automotive Group, Inc	14,402	2,329,092

Petco Health & Wellness Co., Inc.(a)(b)	302,193	967,018

RealReal, Inc. (The)(a)	251,584	3,642,936

Revolve Group, Inc., Class A(a)	174,396	4,215,151

Signet Jewelers Ltd.	22,257	2,229,261

Sonic Automotive, Inc., Class A	81,368	5,128,625

Stitch Fix, Inc., Class A(a)	914,661	3,887,309

ThredUp, Inc., Class A(a)	179,111	1,346,915

Upbound Group, Inc.	125,040	2,240,717

Urban Outfitters, Inc.(a)	166,350	12,321,545

Victoria’s Secret & Co.(a)	135,705	5,608,688

Warby Parker, Inc., Class A(a)	284,933	5,644,523

Wayfair, Inc., Class A(a)	40,396	4,475,877

Winmark Corp.	8,630	3,547,016

Zumiez, Inc.(a)	247,173	6,426,498

		134,824,371

Technology Hardware, Storage & Peripherals — 0.5%

IonQ, Inc.(a)(b)	450,128	22,191,310

Textiles, Apparel & Luxury Goods — 0.5%

G-III Apparel Group Ltd.(a)	320,079	9,330,303

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)

Levi Strauss & Co., Class A	61,615	$1,357,378

Ralph Lauren Corp., Class A	28,479	10,461,191

		21,148,872

Tobacco — 0.1%

Turning Point Brands, Inc.	46,769	4,684,383

Trading Companies & Distributors — 1.1%

BlueLinx Holdings, Inc.(a)	58,479	3,648,505

Boise Cascade Co.	169,867	12,950,660

DNOW, Inc.(a)	684,297	9,552,782

FTAI Aviation Ltd.	10,445	1,809,492

GATX Corp.	8,565	1,369,800

Global Industrial Co.	26,780	766,979

Herc Holdings, Inc.	28,444	3,819,176

McGrath RentCorp	36,736	3,786,747

Rush Enterprises, Inc., Class A	138,150	7,192,089

Xometry, Inc., Class A(a)	63,069	3,687,644

		48,583,874

Water Utilities — 0.1%

H2O America	62,236	2,889,617

Wireless Telecommunication Services — 0.1%

Spok Holdings, Inc.	69,491	922,840

Telephone & Data Systems, Inc.	72,565	2,922,193

		3,845,033

Total Common Stocks — 98.5% (Cost: $3,596,575,928)		4,358,871,699

Rights

Biotechnology — 0.0%

Albireo Pharma Inc., CVR(a)(b)(c)	28,456	103,295

Blueprint Medicines Corp., CVR(a)(c)	92,408	90,560

Chinook Therapeutics, Inc., CVR(a)(c)	35,990	6,118

Flexion Therapeutics, Inc., CVR(a)(c)	73,745	11,799

Poseida Therapeutics, Inc., CVR(a)(c)	104,999	152,249

		364,021

Health Care Providers & Services — 0.0%

Surface Oncology, Inc., CVR(a)	58,721	5,515

Paper & Forest Products — 0.0%

Resolute Forest Products, Inc., CVR(a)(c)	72,036	56,188

Total Rights — 0.0% (Cost: $ —)		425,724

Total Long-Term Investments — 98.5% (Cost: $3,596,575,928)		4,359,297,423

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 5.8%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	191,710,374	$191,806,229

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(d)(e)	62,604,270	62,604,270

Total Short-Term Securities — 5.8% (Cost: $254,387,979)		254,410,499

Total Investments — 104.3% (Cost: $3,850,963,907)		4,613,707,922

Liabilities in Excess of Other Assets — (4.3)%		(188,305,934)

Net Assets — 100.0%		$ 4,425,401,988

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$126,834,392	$64,955,808	(a)	$—	$3,030	$12,999	$191,806,229	191,710,374	$653,369	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	41,068,103	21,536,167	(a)	—	—	—	62,604,270	62,604,270	832,662		—

					$3,030	$12,999	$254,410,499		$1,486,031		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

Russell 2000 E-Mini Index	557	12/19/25	$69,767	$2,070,146

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$2,070,146	$—	$—	$—	$2,070,146

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$6,206,794	$—	$—	$—	$6,206,794

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$1,807,216	$—	$—	$—	$1,807,216

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$59,292,458

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks

Aerospace & Defense	$106,982,678	$—	$—	$106,982,678

Air Freight & Logistics	939,218	—	—	939,218

Automobile Components	63,831,999	—	—	63,831,999

Automobiles	5,816,095	—	—	5,816,095

Banks	448,425,333	5,993	—	448,431,326

Beverages	775,887	—	—	775,887

Biotechnology	406,456,715	—	—	406,456,715

Broadline Retail	24,968,748	—	—	24,968,748

Building Products	27,523,259	—	—	27,523,259

Capital Markets	53,692,596	—	—	53,692,596

Chemicals	24,689,670	—	—	24,689,670

Commercial Services & Supplies	22,571,801	—	—	22,571,801

Communications Equipment	60,728,745	—	—	60,728,745

Construction & Engineering	135,997,172	—	—	135,997,172

Construction Materials	725,408	—	—	725,408

Consumer Finance	84,133,825	—	—	84,133,825

Consumer Staples Distribution & Retail	53,671,594	—	—	53,671,594

Distributors	3,552,405	—	—	3,552,405

Diversified Consumer Services	55,928,496	—	—	55,928,496

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)

Diversified REITs	$15,307,478	$—	$—	$15,307,478

Diversified Telecommunication Services	27,470,800	—	—	27,470,800

Electric Utilities	25,830,086	—	—	25,830,086

Electrical Equipment	122,286,366	—	—	122,286,366

Electronic Equipment, Instruments & Components	160,872,078	—	—	160,872,078

Energy Equipment & Services	51,717,792	—	—	51,717,792

Entertainment	15,102,332	—	—	15,102,332

Financial Services	66,229,631	—	—	66,229,631

Food Products	12,852,647	—	—	12,852,647

Gas Utilities	44,318,214	—	—	44,318,214

Ground Transportation	10,857,094	—	—	10,857,094

Health Care Equipment & Supplies	86,570,730	—	—	86,570,730

Health Care Providers & Services	207,912,909	—	—	207,912,909

Health Care REITs	15,885,701	—	—	15,885,701

Health Care Technology	18,499,220	—	—	18,499,220

Hotel & Resort REITs	27,097,472	—	—	27,097,472

Hotels, Restaurants & Leisure	36,656,934	—	—	36,656,934

Household Durables	77,206,989	—	—	77,206,989

Household Products	5,090,837	—	—	5,090,837

Independent Power and Renewable Electricity Producers	547	—	—	547

Industrial Conglomerates	13,955,434	—	—	13,955,434

Industrial REITs	26,330,374	—	—	26,330,374

Insurance	91,519,315	—	—	91,519,315

Interactive Media & Services	34,326,470	—	—	34,326,470

IT Services	16,936,676	—	—	16,936,676

Leisure Products	23,138,494	—	—	23,138,494

Life Sciences Tools & Services	26,139,133	—	—	26,139,133

Machinery	106,810,030	—	—	106,810,030

Marine Transportation	18,219,738	—	—	18,219,738

Media	27,838,743	—	—	27,838,743

Metals & Mining	136,182,337	—	—	136,182,337

Mortgage Real Estate Investment Trusts (REITs)	1,566,225	—	—	1,566,225

Multi-Utilities	36,401,708	—	—	36,401,708

Office REITs	9,443,421	—	—	9,443,421

Oil, Gas & Consumable Fuels	112,383,834	—	—	112,383,834

Passenger Airlines	34,344,217	—	—	34,344,217

Pharmaceuticals	122,913,369	—	—	122,913,369

Professional Services	107,561,968	—	—	107,561,968

Real Estate Management & Development	33,501,083	—	—	33,501,083

Residential REITs	6,247,080	—	—	6,247,080

Retail REITs	75,099,799	—	—	75,099,799

Semiconductors & Semiconductor Equipment	165,809,759	—	—	165,809,759

Software	241,420,618	—	—	241,420,618

Specialized REITs	43,430,920	—	—	43,430,920

Specialty Retail	134,824,369	—	2	134,824,371

Technology Hardware, Storage & Peripherals	22,191,310	—	—	22,191,310

Textiles, Apparel & Luxury Goods	21,148,872	—	—	21,148,872

Tobacco	4,684,383	—	—	4,684,383

Trading Companies & Distributors	48,583,874	—	—	48,583,874

Water Utilities	2,889,617	—	—	2,889,617

Wireless Telecommunication Services	3,845,033	—	—	3,845,033

Rights	—	5,515	420,209	425,724

Short-Term Securities

Money Market Funds	254,410,499	—	—	254,410,499

	$4,613,276,203	$11,508	$420,211	$4,613,707,922

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Small Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,070,146	$—	$—	$2,070,146

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%

General Electric Co.	102,720	$30,656,784

Lockheed Martin Corp.	46,687	21,376,110

		52,032,894

Automobile Components — 0.8%

BorgWarner, Inc.	682,634	29,394,220

Automobiles — 2.0%

Tesla, Inc.(a)	162,141	69,748,194

Banks — 3.7%

Bank of America Corp.	1,140,694	61,198,233

Citigroup, Inc.	100,162	10,376,783

JPMorgan Chase & Co.	187,246	58,622,978

		130,197,994

Beverages — 0.5%

Keurig Dr. Pepper, Inc.	658,505	18,372,289

Biotechnology — 1.9%

AbbVie, Inc.	147,597	33,607,837

Natera, Inc.(a)	65,187	15,567,307

Regeneron Pharmaceuticals, Inc.	23,131	18,046,575

		67,221,719

Broadline Retail — 4.4%

Amazon.com, Inc.(a)	654,527	152,648,787

Capital Markets — 5.3%

Blackstone, Inc., Class A	113,440	16,609,885

Charles Schwab Corp. (The)	532,952	49,420,639

CME Group, Inc., Class A	89,726	25,254,280

Intercontinental Exchange, Inc.	220,146	34,628,966

Moody’s Corp.	38,749	19,017,234

Morgan Stanley	240,091	40,733,839

		185,664,843

Chemicals — 1.2%

Corteva, Inc.	606,627	40,929,124

Commercial Services & Supplies — 1.1%

Cintas Corp.	215,513	40,089,728

Communications Equipment — 1.2%

Arista Networks, Inc.(a)	189,225	24,727,923

Motorola Solutions, Inc.	42,195	15,598,648

		40,326,571

Construction & Engineering — 1.2%

Comfort Systems U.S.A., Inc.	22,763	22,238,085

MasTec, Inc.(a)	89,597	19,163,007

		41,401,092

Consumer Staples Distribution & Retail — 3.3%

Costco Wholesale Corp.	59,684	54,526,705

Walmart, Inc.	553,129	61,126,286

		115,652,991

Diversified Telecommunication Services — 0.6%

AT&T Inc.	792,037	20,608,803

Electrical Equipment — 1.6%

AMETEK, Inc.	196,833	38,951,282

Vertiv Holdings Co., Class A	90,634	16,289,649

		55,240,931

Electronic Equipment, Instruments & Components — 0.9%

Amphenol Corp., Class A	217,704	30,674,494

Security	Shares	Value

Entertainment — 0.9%

Netflix, Inc.(a)	307,335	$33,063,099

Financial Services — 3.6%

Berkshire Hathaway, Inc., Class B(a)	105,536	54,225,452

Klarna Group PLC(a)	25,513	802,894

Mastercard, Inc., Class A	30,146	16,596,278

Visa, Inc., Class A	166,550	55,700,982

		127,325,606

Ground Transportation — 0.9%

Union Pacific Corp.	132,707	30,765,464

Health Care Equipment & Supplies — 1.3%

Boston Scientific Corp.(a)	446,226	45,327,637

Health Care Providers & Services — 1.9%

Cardinal Health, Inc.	127,897	27,147,417

Centene Corp.(a)	413,536	16,268,506

UnitedHealth Group, Inc.	72,912	24,044,191

		67,460,114

Hotel & Resort REITs — 0.0%

RLJ Lodging Trust	51	385

Hotels, Restaurants & Leisure — 1.1%

Booking Holdings, Inc.	4,531	22,268,461

Darden Restaurants, Inc.	89,197	16,017,997

		38,286,458

Household Durables — 1.2%

Garmin Ltd.	84,022	16,411,177

Toll Brothers, Inc.	171,445	23,973,154

		40,384,331

Industrial Conglomerates — 0.8%

Honeywell International, Inc.	142,297	27,348,060

Insurance — 1.6%

Progressive Corp. (The)	79,275	18,137,327

Travelers Cos., Inc. (The)	123,915	36,289,747

		54,427,074

Interactive Media & Services — 8.7%

Alphabet, Inc., Class A	354,303	113,440,734

Alphabet, Inc., Class C, NVS	260,001	83,231,520

Meta Platforms, Inc., Class A	166,603	107,950,414

		304,622,668

Leisure Products — 0.6%

Hasbro, Inc.	234,777	19,392,580

Machinery — 1.9%

Mueller Industries, Inc.	221,711	24,359,387

Parker-Hannifin Corp.	50,358	43,393,489

		67,752,876

Media — 0.6%

Comcast Corp., Class A	750,135	20,021,103

Metals & Mining — 0.4%

Freeport-McMoRan, Inc.	350,103	15,047,427

Oil, Gas & Consumable Fuels — 2.0%

Devon Energy Corp.	1,135,430	42,079,036

EOG Resources, Inc.	255,003	27,502,073

		69,581,109

Pharmaceuticals — 4.5%

Bristol-Myers Squibb Co.	1,010,003	49,692,148

Eli Lilly & Co.	56,005	60,231,697

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)

Johnson & Johnson	70,161	$14,517,714

Pfizer, Inc.	1,201,700	30,931,758

		155,373,317

Retail REITs — 0.6%

Simon Property Group, Inc.	114,974	21,421,956

Semiconductors & Semiconductor Equipment — 13.8%

Advanced Micro Devices, Inc.(a)	118,274	25,728,143

Broadcom, Inc.	271,624	109,453,607

Lam Research Corp.	208,151	32,471,556

Marvell Technology, Inc.	158,660	14,184,204

Micron Technology, Inc.	136,295	32,231,042

NVIDIA Corp.	1,387,368	245,564,136

QUALCOMM, Inc.	126,572	21,275,487

		480,908,175

Software — 9.6%

Adobe, Inc.(a)	49,336	15,793,934

Elastic NV(a)	136,437	9,622,902

Intuit, Inc.	40,681	25,795,008

Microsoft Corp.	446,655	219,758,726

Oracle Corp.	100,753	20,347,068

Palantir Technologies, Inc., Class A(a)	120,373	20,276,832

Salesforce, Inc.	109,927	25,342,571

		336,937,041

Specialty Retail — 2.2%

Home Depot, Inc. (The)	50,616	18,065,863

Lithia Motors, Inc., Class A	29,351	9,358,273

TJX Cos., Inc. (The)	316,218	48,039,838

		75,463,974

Technology Hardware, Storage & Peripherals — 7.3%

Apple Inc.	876,888	244,520,219

Western Digital Corp.	63,261	10,332,419

		254,852,638

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%

Ralph Lauren Corp., Class A	25,540	$9,381,608

Tobacco — 0.7%

Philip Morris International, Inc.	160,835	25,328,296

Trading Companies & Distributors — 0.4%

Ferguson Enterprises, Inc.	53,392	13,437,165

Wireless Telecommunication Services — 0.8%

T-Mobile U.S., Inc.	137,262	28,689,131

Total Long-Term Investments — 98.9% (Cost: $2,108,883,888)		3,452,803,966

Short-Term Securities

Money Market Funds — 1.0%

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(b)(c)	36,655,869	36,655,869

Total Short-Term Securities — 1.0% (Cost: $36,655,869)		36,655,869

Total Investments — 99.9% (Cost: $2,145,539,757)		3,489,459,835

Other Assets Less Liabilities — 0.1%		2,169,153

Net Assets — 100.0%		$ 3,491,628,988

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(90	)(b)	$90	$—	$—	—	$8,638	(c)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	29,457,388	7,198,481	(b)	—		—	—	36,655,869	36,655,869	634,276		—

						$90	$—	$36,655,869		$642,914		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Core Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

S&P 500 E-Mini Index	123	12/19/25	$42,186	$1,306,698

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$1,306,698	$—	$—	$—	$1,306,698

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$5,816,620	$—	$—	$—	$5,816,620

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$(918,281)	$—	$—	$—	$(918,281)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$39,054,844

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks	$3,452,803,966	$—	$—	$3,452,803,966

Short-Term Securities

Money Market Funds	36,655,869	—	—	36,655,869

	$3,489,459,835	$—	$—	$3,489,459,835

Derivative Financial Instruments(a)

Assets

Equity Contracts	$1,306,698	$—	$—	$1,306,698

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) November 30, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.2%

Boeing Co. (The)(a)	2,748	$519,372

Carpenter Technology Corp.	468	149,077

General Dynamics Corp.	10,407	3,555,343

HEICO Corp., Class A	11,044	2,727,537

Lockheed Martin Corp.	5,542	2,537,460

Northrop Grumman Corp.	398	227,756

RTX Corp.	35,065	6,133,219

		15,849,764

Air Freight & Logistics — 0.0%

United Parcel Service, Inc., Class B	1,563	149,720

Automobile Components — 0.5%

BorgWarner, Inc.	91,669	3,947,267

Automobiles — 0.3%

Ford Motor Co.	16,195	215,070

General Motors Co.	28,480	2,093,849

		2,308,919

Banks — 7.8%

Bank of America Corp.	263,844	14,155,230

Citigroup, Inc.	65,621	6,798,336

Huntington Bancshares, Inc.	210,728	3,434,866

JPMorgan Chase & Co.	70,280	22,003,262

KeyCorp	22,468	412,962

PNC Financial Services Group, Inc. (The)	24,951	4,758,655

SouthState Bank Corp.	5,462	488,904

U.S. Bancorp	15,378	754,291

Wells Fargo & Co.	33,751	2,897,523

		55,704,029

Beverages — 0.9%

Coca-Cola Co. (The)	44,993	3,289,888

Keurig Dr. Pepper, Inc.	95,146	2,654,573

Monster Beverage Corp.(a)	11,630	872,134

		6,816,595

Biotechnology — 2.4%

AbbVie, Inc.	11,739	2,672,970

Amgen, Inc.	4,618	1,595,334

Biogen, Inc.(a)	6,322	1,151,173

Exelixis, Inc.(a)	8,096	357,600

Gilead Sciences, Inc.	12,325	1,550,978

Ionis Pharmaceuticals, Inc.(a)	1,957	161,903

Moderna, Inc.(a)	53,131	1,380,344

Natera, Inc.(a)	7,143	1,705,820

Regeneron Pharmaceuticals, Inc.	5,475	4,271,540

United Therapeutics Corp.(a)	4,025	1,956,150

Viking Therapeutics, Inc.(a)	5,841	215,007

		17,018,819

Broadline Retail — 3.0%

Amazon.com, Inc.(a)	88,934	20,741,188

Etsy, Inc.(a)	1,164	63,112

MercadoLibre, Inc.(a)	182	377,064

		21,181,364

Building Products — 0.5%

Armstrong World Industries, Inc.	2,074	393,520

Owens Corning	12,966	1,468,270

Trane Technologies PLC	3,458	1,457,478

		3,319,268

Capital Markets — 6.1%

Ares Management Corp., Class A	4,407	691,238

Security	Shares	Value

Capital Markets (continued)

Blackstone, Inc., Class A	649	$95,027

Blue Owl Capital, Inc., Class A	9,528	142,920

Cboe Global Markets, Inc.	2,229	575,461

Charles Schwab Corp. (The)	106,639	9,888,634

CME Group, Inc., Class A	19,254	5,419,231

Interactive Brokers Group, Inc., Class A	14,268	927,705

Intercontinental Exchange, Inc.	32,014	5,035,802

Jefferies Financial Group, Inc.	2,880	165,773

Moody’s Corp.	3,652	1,792,329

Morgan Stanley	59,623	10,115,638

Nasdaq, Inc.	39,593	3,599,795

S&P Global, Inc.	9,914	4,945,401

		43,394,954

Chemicals — 1.9%

Celanese Corp., Class A	8,096	337,198

Corteva, Inc.	127,206	8,582,589

Dow, Inc.	25,962	619,194

Huntsman Corp.	96,872	1,009,406

LyondellBasell Industries NV, Class A	31,419	1,539,217

Mosaic Co. (The)	24,155	591,556

PPG Industries, Inc.	3,128	312,925

Scotts Miracle-Gro Co. (The)	5,144	291,253

		13,283,338

Commercial Services & Supplies — 1.5%

Cintas Corp.	20,635	3,838,523

Copart, Inc.(a)	51,929	2,024,192

Republic Services, Inc.	6,008	1,304,096

Veralto Corp.	20,507	2,075,719

Waste Connections, Inc.	9,373	1,654,803

		10,897,333

Communications Equipment — 1.3%

Arista Networks, Inc.(a)	23,833	3,114,497

Cisco Systems, Inc.	40,254	3,097,143

Motorola Solutions, Inc.	8,005	2,959,288

		9,170,928

Construction & Engineering — 0.6%

Comfort Systems U.S.A., Inc.	1,183	1,155,720

MasTec, Inc.(a)	16,423	3,512,551

		4,668,271

Construction Materials — 0.0%

CRH PLC	1,414	169,623

Consumer Finance — 1.6%

Ally Financial, Inc.	23,253	960,349

American Express Co.	12,460	4,551,264

Capital One Financial Corp.	21,863	4,789,527

Figure Technology Solutions, Inc., Class A(a)	6,816	247,012

OneMain Holdings, Inc.	12,560	779,097

		11,327,249

Consumer Staples Distribution & Retail — 3.3%

Costco Wholesale Corp.	6,335	5,787,593

Dollar General Corp.	1,030	112,775

Sprouts Farmers Market, Inc.(a)	7,315	613,070

Target Corp.	1,005	91,073

Walmart, Inc.	156,463	17,290,726

		23,895,237

Containers & Packaging — 0.3%

Crown Holdings, Inc.	4,223	408,913

Smurfit WestRock PLC	51,245	1,828,934

		2,237,847

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.0%

Bright Horizons Family Solutions, Inc.(a)	1,539	$158,148

Diversified Telecommunication Services — 1.1%

AT&T Inc.	201,833	5,251,695

Verizon Communications, Inc.	58,855	2,419,529

		7,671,224

Electric Utilities — 2.7%

Edison International	62,440	3,677,092

Entergy Corp.	78,583	7,663,414

Eversource Energy	10,474	703,643

NextEra Energy, Inc.	28,556	2,464,097

NRG Energy, Inc.	3,692	625,757

PG&E Corp.	209,840	3,382,621

Pinnacle West Capital Corp.	13,322	1,210,437

		19,727,061

Electrical Equipment — 1.4%

AMETEK, Inc.	33,873	6,703,128

Rockwell Automation, Inc.	5,200	2,058,472

Vertiv Holdings Co., Class A	8,015	1,440,536

		10,202,136

Electronic Equipment, Instruments & Components — 0.9%

Amphenol Corp., Class A	28,082	3,956,754

Flex Ltd.(a)	28,759	1,699,944

Keysight Technologies, Inc.(a)	2,829	560,001

		6,216,699

Energy Equipment & Services — 0.2%

SLB Ltd.	40,407	1,464,350

Entertainment — 0.4%

Netflix, Inc.(a)	1,180	126,945

ROBLOX Corp., Class A(a)	2,341	222,465

Roku, Inc., Class A(a)	4,905	474,755

Take-Two Interactive Software, Inc.(a)	3,376	830,732

Walt Disney Co. (The)	8,561	894,368

		2,549,265

Financial Services — 3.6%

Berkshire Hathaway, Inc., Class B(a)	40,384	20,749,703

Fidelity National Information Services, Inc.	35,772	2,352,724

Fiserv, Inc.(a)	8,042	494,342

Klarna Group PLC(a)(b)	4,946	155,651

Visa, Inc., Class A	5,306	1,774,539

		25,526,959

Food Products — 0.1%

Conagra Brands, Inc.	17,370	310,054

Kellanova	1,678	140,348

		450,402

Ground Transportation — 1.0%

Union Pacific Corp.	31,944	7,405,578

Health Care Equipment & Supplies — 2.5%

Boston Scientific Corp.(a)	63,551	6,455,511

Glaukos Corp.(a)	1,100	116,919

Hologic, Inc.(a)	10,399	779,613

Inspire Medical Systems, Inc.(a)	5,888	732,526

Intuitive Surgical, Inc.(a)	1,901	1,090,185

Medtronic PLC	45,576	4,800,520

Stryker Corp.	10,476	3,888,482

		17,863,756

Health Care Providers & Services — 2.8%

Cardinal Health, Inc.	20,244	4,296,991

Centene Corp.(a)	65,533	2,578,068

Security	Shares	Value

Health Care Providers & Services (continued)

Cigna Group (The)	6,456	$1,790,120

Elevance Health, Inc.	1,342	453,945

Encompass Health Corp.	5,993	696,506

HCA Healthcare, Inc.	2,979	1,514,196

McKesson Corp.	227	200,014

Quest Diagnostics, Inc.	1,336	252,745

UnitedHealth Group, Inc.	25,426	8,384,732

		20,167,317

Health Care REITs — 0.8%

Ventas, Inc.	67,394	5,433,978

Health Care Technology — 0.0%

Doximity, Inc., Class A(a)	2,437	125,359

Hotel & Resort REITs — 0.0%

Host Hotels & Resorts, Inc.	10,240	180,531

Hotels, Restaurants & Leisure — 0.8%

Booking Holdings, Inc.	47	230,990

Chipotle Mexican Grill, Inc.(a)	4,229	145,985

Darden Restaurants, Inc.	4,363	783,508

Las Vegas Sands Corp.	2,086	142,182

McDonald’s Corp.	13,523	4,216,742

Norwegian Cruise Line Holdings Ltd.(a)	16,378	302,338

		5,821,745

Household Durables — 1.3%

DR Horton, Inc.	11,552	1,836,884

Garmin Ltd.	10,889	2,126,839

Installed Building Products, Inc.	258	69,149

Meritage Homes Corp.	41,291	3,017,546

NVR, Inc.(a)	36	270,262

Taylor Morrison Home Corp., Class A(a)	2,030	127,261

Toll Brothers, Inc.	14,420	2,016,349

		9,464,290

Household Products — 1.1%

Procter & Gamble Co. (The)	55,557	8,231,325

Independent Power and Renewable Electricity Producers — 0.0%

AES Corp. (The)	10,676	150,105

Industrial Conglomerates — 1.8%

3M Co.	32,594	5,607,798

Honeywell International, Inc.	37,012	7,113,336

		12,721,134

Insurance — 3.6%

Allstate Corp. (The)	10,102	2,151,524

Chubb Ltd.	10,183	3,016,001

Hanover Insurance Group, Inc. (The)	2,792	518,056

Hartford Insurance Group, Inc. (The)	7,795	1,068,149

Marsh & McLennan Cos., Inc.	19,490	3,575,440

MetLife, Inc.	18,125	1,387,650

Progressive Corp. (The)	14,347	3,282,450

Reinsurance Group of America, Inc.	7,085	1,345,229

Travelers Cos., Inc. (The)	31,267	9,156,854

		25,501,353

Interactive Media & Services — 5.7%

Alphabet, Inc., Class A	56,068	17,951,852

Alphabet, Inc., Class C, NVS	39,794	12,738,855

Meta Platforms, Inc., Class A	13,742	8,904,129

Pinterest, Inc., Class A(a)	52,268	1,365,240

Reddit, Inc., Class A(a)	1,135	245,694

		41,205,770

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 0.7%

Accenture PLC, Class A	10,086	$2,521,500

Globant SA(a)	4,366	277,808

International Business Machines Corp.	6,659	2,054,834

VeriSign, Inc.	734	184,961

		5,039,103

Leisure Products — 0.4%

Hasbro, Inc.	36,103	2,982,108

Life Sciences Tools & Services — 0.2%

Danaher Corp.	6,798	1,541,650

Machinery — 3.7%

Caterpillar, Inc.	7,004	4,032,623

Crane Co.	1,519	278,357

Deere & Co.	5,584	2,593,712

Dover Corp.	8,433	1,562,466

Illinois Tool Works, Inc.	11,251	2,804,649

Mueller Industries, Inc.	27,178	2,986,047

PACCAR, Inc.	1,519	160,133

Parker-Hannifin Corp.	11,156	9,613,125

Westinghouse Air Brake Technologies Corp.	10,977	2,289,254

		26,320,366

Marine Transportation — 0.1%

Kirby Corp.(a)	7,929	900,100

Media — 0.9%

Comcast Corp., Class A	174,067	4,645,848

Fox Corp., Class A, NVS	19,766	1,294,673

Fox Corp., Class B	3,446	200,764

		6,141,285

Metals & Mining — 1.2%

Alcoa Corp.	13,364	557,813

Cleveland-Cliffs, Inc.(a)	46,529	606,738

Commercial Metals Co.	3,165	201,864

Freeport-McMoRan, Inc.	55,226	2,373,614

Newmont Corp.	29,422	2,669,458

Nucor Corp.	8,543	1,362,523

Reliance, Inc.	1,538	429,594

Steel Dynamics, Inc.	933	156,585

		8,358,189

Multi-Utilities — 0.3%

Consolidated Edison, Inc.	19,983	2,005,494

Oil, Gas & Consumable Fuels — 4.8%

Cheniere Energy, Inc.	2,344	488,630

Chevron Corp.	36,778	5,558,259

Chord Energy Corp.	7,162	672,225

Devon Energy Corp.	210,626	7,805,799

EOG Resources, Inc.	37,886	4,086,005

Exxon Mobil Corp.	35,278	4,089,426

HF Sinclair Corp.	3,376	178,624

Kinder Morgan, Inc.	134,291	3,668,830

Marathon Petroleum Corp.	538	104,227

Ovintiv, Inc.	87,209	3,572,081

Valero Energy Corp.	7,743	1,368,653

Williams Cos., Inc. (The)	50,557	3,080,438

		34,673,197

Paper & Forest Products — 0.1%

Louisiana-Pacific Corp.	9,479	777,373

Passenger Airlines — 0.4%

Delta Air Lines, Inc.	39,651	2,541,629

Security	Shares	Value

Personal Care Products — 0.0%

BellRing Brands, Inc.(a)	1,458	$45,038

Pharmaceuticals — 4.6%

Bristol-Myers Squibb Co.	203,956	10,034,635

Eli Lilly & Co.	1,342	1,443,281

Johnson & Johnson	53,861	11,144,918

Merck & Co., Inc.	7,424	778,258

Pfizer, Inc.	359,221	9,246,349

		32,647,441

Professional Services — 0.2%

Equifax, Inc.	4,757	1,010,244

ExlService Holdings, Inc.(a)	2,355	93,564

Leidos Holdings, Inc.	1,135	216,899

		1,320,707

Real Estate Management & Development — 0.0%

Zillow Group, Inc., Class A(a)	1,169	84,577

Residential REITs — 0.0%

Mid-America Apartment Communities, Inc.	1,859	252,620

Retail REITs — 0.7%

Kimco Realty Corp.	196,554	4,060,806

NNN REIT, Inc.	13,816	571,291

Simon Property Group, Inc.	2,521	469,713

		5,101,810

Semiconductors & Semiconductor Equipment — 5.3%

Advanced Micro Devices, Inc.(a)	16,877	3,671,254

Analog Devices, Inc.	9,179	2,435,556

Astera Labs, Inc.(a)	2,010	316,716

Intel Corp.(a)	110,792	4,493,723

Lam Research Corp.	25,727	4,013,412

Marvell Technology, Inc.	29,728	2,657,683

Microchip Technology, Inc.	3,784	202,747

Micron Technology, Inc.	37,961	8,977,017

NVIDIA Corp.	21,078	3,730,806

Qnity Electronics, Inc.	8,677	703,577

QUALCOMM, Inc.	24,669	4,146,612

Skyworks Solutions, Inc.	11,385	750,841

Texas Instruments, Inc.	13,377	2,250,948

		38,350,892

Software — 1.9%

Adobe, Inc.(a)	4,936	1,580,162

Atlassian Corp., Class A(a)	3,249	485,791

Elastic NV(a)	7,770	548,018

Intuit, Inc.	1,529	969,508

Microsoft Corp.	8,923	4,390,205

Salesforce, Inc.	23,063	5,316,944

		13,290,628

Specialized REITs — 1.3%

American Tower Corp.	3,027	548,704

CubeSmart	75,065	2,794,670

Digital Realty Trust, Inc.	13,242	2,120,309

Equinix, Inc.	3,523	2,653,911

Public Storage	4,059	1,114,358

		9,231,952

Specialty Retail — 1.8%

AutoNation, Inc.(a)	2,609	551,256

AutoZone, Inc.(a)	172	680,145

Best Buy Co., Inc.	12,061	956,196

CarMax, Inc.(a)	10,781	416,793

Lithia Motors, Inc., Class A	3,999	1,275,041

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)

TJX Cos., Inc. (The)	58,675	$8,913,906

Wayfair, Inc., Class A(a)	2,155	238,774

		13,032,111

Technology Hardware, Storage & Peripherals — 1.3%

Apple Inc.	15,115	4,214,818

Dell Technologies, Inc., Class C	6,293	839,171

Hewlett Packard Enterprise Co.	3,385	74,030

HP, Inc.	14,560	355,555

Sandisk Corp.(a)	3,081	687,926

Seagate Technology Holdings PLC	2,455	679,274

Western Digital Corp.	14,400	2,351,952

		9,202,726

Textiles, Apparel & Luxury Goods — 0.2%

Levi Strauss & Co., Class A	32,350	712,671

Ralph Lauren Corp., Class A	400	146,932

Tapestry, Inc.	4,342	474,494

Under Armour, Inc., Class A(a)	21,978	101,538

Under Armour, Inc., Class C, NVS(a)	4,342	19,235

		1,454,870

Tobacco — 1.5%

Altria Group, Inc.	56,693	3,345,454

Philip Morris International, Inc.	48,881	7,697,780

		11,043,234

Trading Companies & Distributors — 0.7%

Applied Industrial Technologies, Inc.	9,332	2,415,308

Ferguson Enterprises, Inc.	9,142	2,300,767

		4,716,075

Security	Shares	Value

Wireless Telecommunication Services — 0.5%

T-Mobile U.S., Inc.	17,419	$3,640,745

Total Long-Term Investments — 98.8% (Cost: $587,534,327)		708,274,930

Short-Term Securities

Money Market Funds — 1.0%

BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(c)(d)(e)	3,039	3,041

BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(c)(d)	7,498,151	7,498,151

Total Short-Term Securities — 1.0% (Cost: $7,501,192)		7,501,192

Total Investments — 99.8% (Cost: $595,035,519)		715,776,122

Other Assets Less Liabilities — 0.2%		1,086,086

Net Assets — 100.0%		$716,862,208

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$957,844	$—		$(954,772	)(a)	$(31)	$—	$3,041	3,039	$9,348	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,901,960	1,596,191	(a)	—		—	—	7,498,151	7,498,151	129,567		—

						$(31)	$—	$7,501,192		$138,915		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

S&P 500 E-Mini Index	26	12/19/25	$8,917	$259,876

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments

Futures contracts

Unrealized appreciation on futures contracts(a)	$—	$—	$259,876	$—	$—	$—	$259,876

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:

Futures contracts	$—	$—	$1,357,856	$—	$—	$—	$1,357,856

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$—	$—	$(331,784)	$—	$—	$—	$(331,784)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$8,180,506

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Advantage Large Cap Value Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Common Stocks	$708,274,930	$—	$—	$708,274,930

Short-Term Securities

Money Market Funds	7,501,192	—	—	7,501,192

	$715,776,122	$—	$—	$715,776,122

Derivative Financial Instruments(a)

Assets

Equity Contracts	$259,876	$—	$—	$259,876

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited)

November 30, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$6,441,141,576	$1,631,417,335	$4,359,297,423	$3,452,803,966	$708,274,930
Investments, at value — affiliated(c)	73,918,408	16,373,258	254,410,499	36,655,869	7,501,192
Cash	15,634,381	—	1,249	381,561	74,325
Cash pledged:
Futures contracts	2,314,000	1,218,000	3,981,000	2,782,000	566,006
Foreign currency, at value(d)	3,589,316	85,583	—	—	—
Receivables:
Investments sold	517,568	—	—	—	—
Securities lending income — affiliated	115	162	100,789	611	286
Capital shares sold	7,588,972	391,226	4,469,821	1,225,073	186,810
Dividends — unaffiliated	21,433,812	676,763	2,767,950	2,073,368	801,616
Dividends — affiliated	282,110	51,234	137,917	110,696	21,120
From the Manager	274,659	62,719	128,145	126,254	20,966
Variation margin on futures contracts	292,613	129,420	314,927	193,725	39,985
Prepaid expenses	140,286	135,357	79,164	41,910	160,549

Total assets	6,567,127,816	1,650,541,057	4,625,688,884	3,496,395,033	717,647,785

LIABILITIES
Collateral on securities loaned	753,814	—	191,780,343	—	3,072
Payables:
Investments purchased	335,888	—	—	—	—
Accounting services fees	200,224	70,306	155,449	125,236	42,907
Administration fees	187,231	53,362	129,399	106,037	24,016
Capital shares redeemed	3,767,748	626,765	5,763,768	2,184,553	192,447
Investment advisory fees	2,023,469	666,756	1,374,246	1,059,862	217,500
Directors’ and Officer’s fees	—	1,525	3,240	3,680	1,727
Other accrued expenses	111,690	45,537	29,699	64,643	50,476
Other affiliate fees	153,871	129,195	55,937	141,026	2,639
Professional fees	47,364	17,017	23,084	3,622	23,127
Registration fees	—	—	200,033	—	—
Service and distribution fees	123,327	175,077	168,310	407,969	97,596
Transfer agent fees	724,870	254,823	603,388	669,417	130,070

Total liabilities	8,429,496	2,040,363	200,286,896	4,766,045	785,577

Commitments and contingent liabilities

NET ASSETS	$6,558,698,320	$1,648,500,694	$4,425,401,988	$3,491,628,988	$716,862,208

NET ASSETS CONSIST OF:
Paid-in capital	$5,475,639,676	$853,620,044	$3,536,527,008	$2,031,144,616	$569,383,039
Accumulated earnings	1,083,058,644	794,880,650	888,874,980	1,460,484,372	147,479,169

NET ASSETS	$6,558,698,320	$1,648,500,694	$4,425,401,988	$3,491,628,988	$716,862,208

(a) Investments, at cost — unaffiliated	$5,503,465,656	$874,956,246	$3,596,575,928	$2,108,883,888	$587,534,327
(b) Securities loaned, at value	$722,357	$—	$189,896,555	$—	$3,021
(c) Investments, at cost — affiliated	$73,918,408	$16,373,258	$254,387,979	$36,655,869	$7,501,192
(d) Foreign currency, at cost	$3,586,577	$85,579	$—	$—	$—

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	37

Statements of Assets and Liabilities (unaudited) (continued)

November 30, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

NET ASSET VALUE

Institutional
Net assets	$4,514,271,105	$891,285,726		$2,672,583,740	$1,481,833,049	$264,166,462

Shares outstanding	194,474,685	29,753,778		127,613,785	59,224,173	7,868,776

Net asset value	$23.21	$29.96		$20.94	$25.02	$33.57

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor A
Net assets	$441,823,182	$708,411,414		$783,647,214	$1,794,959,620	$419,523,721

Shares outstanding	19,305,973	25,610,415		37,727,524	76,908,707	12,961,794

Net asset value	$22.89	$27.66		$20.77	$23.34	$32.37

Shares authorized	Unlimited	Unlimited		Unlimited	300 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Investor C
Net assets	$19,816,480	$36,035,465		$10,802,783	$50,942,281	$13,876,607

Shares outstanding	898,453	1,768,684		541,403	2,931,141	485,478

Net asset value	$22.06	$20.37		$19.95	$17.38	$28.58

Shares authorized	Unlimited	Unlimited		Unlimited	400 million	400 million

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class K
Net assets	$1,539,306,193	$10,082,272		$958,368,251	$145,931,712	$13,364,110

Shares outstanding	66,281,222	336,466		45,710,805	5,829,334	397,970

Net asset value	$23.22	$29.97		$20.97	$25.03	$33.58

Shares authorized	Unlimited	Unlimited		Unlimited	2 billion	2 billion

Par value	$0.001	$0.001		$0.001	$0.10	$0.10

Class R
Net assets	$43,481,360	$2,685,817	$	N/A	$17,962,326	$5,931,308

Shares outstanding	1,903,922	91,176		N/A	874,697	196,000

Net asset value	$22.84	$29.46	$	N/A	$20.54	$30.26

Shares authorized	Unlimited	Unlimited		N/A	200 million	200 million

Par value	$0.001	$0.001	$	N/A	$0.10	$0.10

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations (unaudited)

Six Months Ended November 30, 2025

	BlackRock Advantage International Fund	BlackRock Advantage Large Cap Growth Fund	BlackRock Advantage Small Cap Core Fund

INVESTMENT INCOME
Dividends — unaffiliated	$57,782,202	$4,782,623	$25,119,460
Dividends — affiliated	1,822,466	297,133	832,662
Securities lending income — affiliated — net	819	4,107	653,369
Other income	12,395	—	—
Foreign taxes withheld	(3,348,017)	(704)	(38,300)
Foreign withholding tax claims	715,442	—	—

Total investment income	56,985,307	5,083,159	26,567,191

EXPENSES
Investment advisory	12,019,469	4,348,308	8,978,270
Transfer agent — class specific	2,298,515	829,221	1,648,626
Administration	1,028,798	310,322	781,840
Service and distribution — class specific	720,183	1,011,816	990,782
Administration — class specific	574,430	155,463	423,400
Custodian	329,804	21,189	77,140
Accounting services	175,448	60,775	133,942
Professional	145,629	54,760	64,994
Registration	121,931	47,748	115,243
Printing and postage	26,141	25,623	24,118
Directors and Officer	20,783	8,598	16,996
Miscellaneous	16,137	14,040	35,229

Total expenses excluding interest expense	17,477,268	6,887,863	13,290,580
Interest expense	5,561	125	1,772

Total expenses	17,482,829	6,887,988	13,292,352

Less:
Administration fees waived by the Manager — class specific	(574,430)	(155,463)	(423,400)
Fees waived and/or reimbursed by the Manager	(861,076)	(460,072)	(703,632)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(1,188,176)	(444,097)	(845,821)

Total expenses after fees waived and/or reimbursed	14,859,147	5,828,356	11,319,499

Net investment income (loss)	42,126,160	(745,197)	15,247,692

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	158,892,728	60,365,133	165,969,146
Investments — affiliated	—	(8)	3,030
Futures contracts	4,044,659	2,691,144	6,206,794
Foreign currency transactions	650,556	1	—

	163,587,943	63,056,270	172,178,970

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	252,759,058	241,720,414	637,302,111
Investments — affiliated	—	—	12,999
Futures contracts	664,763	(340,517)	1,807,216
Foreign currency translations	(943,462)	1,817	—

	252,480,359	241,381,714	639,122,326

Net realized and unrealized gain	416,068,302	304,437,984	811,301,296

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$458,194,462	$303,692,787	$826,548,988

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	39

Statements of Operations (unaudited) (continued)

Six Months Ended November 30, 2025

	BlackRock Advantage Large Cap Core Fund	BlackRock Advantage Large Cap Value Fund

INVESTMENT INCOME
Dividends — unaffiliated	$18,003,577	$6,282,993
Dividends — affiliated	634,276	129,567
Securities lending income — affiliated — net	8,638	9,348
Foreign taxes withheld	—	(1,634)

Total investment income	18,646,491	6,420,274

EXPENSES
Investment advisory	7,050,764	1,666,582
Service and distribution — class specific	2,428,998	585,002
Transfer agent — class specific	1,735,265	335,096
Administration	620,084	142,314
Administration — class specific	329,311	68,025
Accounting services	108,234	36,884
Professional	69,873	76,678
Registration	49,370	42,005
Custodian	29,506	23,485
Printing and postage	25,393	20,203
Directors and Officer	11,842	5,553
Miscellaneous	16,740	10,849

Total expenses excluding interest expense	12,475,380	3,012,676
Interest expense	109	77

Total expenses	12,475,489	3,012,753

Less:
Administration fees waived by the Manager — class specific	(329,311)	(68,025)
Fees waived and/or reimbursed by the Manager	(902,431)	(357,919)
Transfer agent fees waived and/or reimbursed — class specific	(949,119)	(168,590)

Total expenses after fees waived and/or reimbursed	10,294,628	2,418,219

Net investment income	8,351,863	4,002,055

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	133,054,855	25,175,120
Investments — affiliated	90	(31)
Futures contracts	5,816,620	1,357,856

	138,871,565	26,532,945

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	412,670,115	60,946,902
Futures contracts	(918,281)	(331,784)

	411,751,834	60,615,118

Net realized and unrealized gain	550,623,399	87,148,063

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$558,975,262	$91,150,118

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Advantage International Fund		BlackRock Advantage Large Cap Growth Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$42,126,160	$87,054,437	$(745,197)	$(674,598)
Net realized gain	163,587,943	108,273,133	63,056,270	198,780,311
Net change in unrealized appreciation (depreciation)	252,480,359	391,490,338	241,381,714	21,492,202

Net increase in net assets resulting from operations	458,194,462	586,817,908	303,692,787	219,597,915

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(110,504,806)	(49,388,009)	(26,831,378)	(132,790,887)
Investor A	(11,944,136)	(8,409,706)	(22,344,078)	(120,993,971)
Investor C	(498,649)	(372,491)	(1,449,491)	(8,241,941)
Class K	(36,094,339)	(8,955,985)	(292,065)	(1,426,523)
Class R	(1,154,072)	(1,035,538)	(79,352)	(312,822)

Decrease in net assets resulting from distributions to shareholders	(160,196,002)	(68,161,729)	(50,996,364)	(263,766,144)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	1,380,070,800	2,614,586,897	(13,524,393)	226,835,987

NET ASSETS
Total increase in net assets	1,678,069,260	3,133,243,076	239,172,030	182,667,758
Beginning of period	4,880,629,060	1,747,385,984	1,409,328,664	1,226,660,906

End of period	$6,558,698,320	$4,880,629,060	$1,648,500,694	$1,409,328,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	41

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Small Cap Core Fund		BlackRock Advantage Large Cap Core Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,247,692	$29,812,573	$8,351,863	$19,572,304
Net realized gain	172,178,970	210,156,885	138,871,565	317,069,760
Net change in unrealized appreciation (depreciation)	639,122,326	(245,840,239)	411,751,834	9,888,881

Net increase (decrease) in net assets resulting from operations	826,548,988	(5,870,781)	558,975,262	346,530,945

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,351,096)	(17,000,404)	(61,665,912)	(167,464,480)
Investor A	(1,954,644)	(3,015,910)	(80,814,896)	(224,692,388)
Investor C	(18,427)	(2,514)	(2,915,860)	(8,195,750)
Class K	(3,955,343)	(9,840,648)	(6,034,761)	(6,036,630)
Class R	—	—	(908,596)	(2,468,740)

Decrease in net assets resulting from distributions to shareholders	(14,279,510)	(29,859,476)	(152,340,025)	(408,857,988)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	(354,024,390)	488,089,617	62,993,703	237,104,096

NET ASSETS
Total increase in net assets	458,245,088	452,359,360	469,628,940	174,777,053
Beginning of period	3,967,156,900	3,514,797,540	3,022,000,048	2,847,222,995

End of period	$4,425,401,988	$3,967,156,900	$3,491,628,988	$3,022,000,048

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	BlackRock Advantage Large Cap Value Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,002,055	$8,581,319
Net realized gain	26,532,945	68,599,331
Net change in unrealized appreciation (depreciation)	60,615,118	(24,072,085)

Net increase in net assets resulting from operations	91,150,118	53,108,565

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(12,448,922)	(27,004,307)
Investor A	(20,471,044)	(53,574,227)
Investor C	(748,274)	(2,016,357)
Class K	(634,332)	(1,566,110)
Class R	(298,303)	(1,067,189)

Decrease in net assets resulting from distributions to shareholders	(34,600,875)	(85,228,190)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	35,290,036	35,641,259

NET ASSETS
Total increase in net assets	91,839,279	3,521,634
Beginning of period	625,022,929	621,501,295

End of period	$716,862,208	$625,022,929

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	43

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$22.06		$19.59	$16.73	$16.48	$19.89	$14.52

Net investment income(a)	0.17		0.64	0.49	0.48	0.46	0.38
Net realized and unrealized gain (loss)	1.65		2.49	2.86	0.29	(2.28)	5.30

Net increase (decrease) from investment operations	1.82		3.13	3.35	0.77	(1.82)	5.68

Distributions(b)
From net investment income	(0.29)		(0.53)	(0.49)	(0.52)	(0.62)	(0.31)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.67)		(0.66)	(0.49)	(0.52)	(1.59)	(0.31)

Net asset value, end of period	$23.21		$22.06	$19.59	$16.73	$16.48	$19.89

Total Return(c)
Based on net asset value	8.49	%(d)	16.48%	20.40%	5.10%	(9.93)%	39.57%

Ratios to Average Net Assets(e)
Total expenses	0.60	%(f)	0.63%	0.70%	0.68%	0.73%	0.78%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	1.48	%(f)	3.19%	2.73%	3.08%	2.51%	2.21%

Supplemental Data
Net assets, end of period (000)	$4,514,271		$3,263,050	$1,183,511	$771,698	$710,116	$616,649

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

44	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.76		$19.34	$16.52	$16.28	$19.65	$14.35

Net investment income(a)	0.14		0.49	0.42	0.44	0.35	0.33
Net realized and unrealized gain (loss)	1.64		2.54	2.85	0.28	(2.19)	5.24

Net increase (decrease) from investment operations	1.78		3.03	3.27	0.72	(1.84)	5.57

Distributions(b)
From net investment income	(0.27)		(0.48)	(0.45)	(0.48)	(0.56)	(0.27)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.65)		(0.61)	(0.45)	(0.48)	(1.53)	(0.27)

Net asset value, end of period	$22.89		$21.76	$19.34	$16.52	$16.28	$19.65

Total Return(c)
Based on net asset value	8.42	%(d)	16.14%	20.11%	4.82%	(10.13)%	39.21%

Ratios to Average Net Assets(e)
Total expenses	0.89	%(f)	0.89%	0.92%	1.00%	1.02%	1.05%

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.76%	0.75%	0.75%	0.75%	0.75%

Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding tax claims	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	1.23	%(f)	2.50%	2.38%	2.82%	1.93%	1.95%

Supplemental Data
Net assets, end of period (000)	$441,823		$375,898	$264,866	$230,879	$240,255	$456,083

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.02		$18.70	$16.03	$15.81	$19.12	$13.95

Net investment income(a)	0.05		0.31	0.36	0.32	0.22	0.16
Net realized and unrealized gain (loss)	1.58		2.49	2.67	0.27	(2.15)	5.14

Net increase (decrease) from investment operations	1.63		2.80	3.03	0.59	(1.93)	5.30

Distributions(b)
From net investment income	(0.21)		(0.35)	(0.36)	(0.37)	(0.41)	(0.13)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.59)		(0.48)	(0.36)	(0.37)	(1.38)	(0.13)

Net asset value, end of period	$22.06		$21.02	$18.70	$16.03	$15.81	$19.12

Total Return(c)
Based on net asset value	7.99	%(d)	15.32%	19.21%	4.04%	(10.83)%	38.21%

Ratios to Average Net Assets(e)
Total expenses	1.73	%(f)	1.86%	1.73%	1.78%	1.83%	1.88%

Total expenses after fees waived and/or reimbursed	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment income	0.49	%(f)	1.62%	2.09%	2.10%	1.27%	0.98%

Supplemental Data
Net assets, end of period (000)	$19,816		$17,104	$14,765	$2,598	$2,356	$3,664

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

46	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$22.07		$19.59	$16.73	$16.48	$19.89	$14.52

Net investment income(a)	0.17		0.75	0.48	0.52	0.46	0.46
Net realized and unrealized gain (loss)	1.65		2.40	2.88	0.26	(2.28)	5.23

Net increase (decrease) from investment operations	1.82		3.15	3.36	0.78	(1.82)	5.69

Distributions(b)
From net investment income	(0.29)		(0.54)	(0.50)	(0.53)	(0.62)	(0.32)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.67)		(0.67)	(0.50)	(0.53)	(1.59)	(0.32)

Net asset value, end of period	$23.22		$22.07	$19.59	$16.73	$16.48	$19.89

Total Return(c)
Based on net asset value	8.50	%(d)	16.58%	20.45%	5.16%	(9.89)%	39.64%

Ratios to Average Net Assets(e)
Total expenses	0.50	%(f)	0.52%	0.56%	0.57%	0.61%	0.63%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	1.52	%(f)	3.74%	2.71%	3.28%	2.55%	2.65%

Supplemental Data
Net assets, end of period (000)	$1,539,306		$1,185,947	$249,178	$193,748	$103,329	$103,454

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage International Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$21.72		$19.30	$16.53	$16.29	$19.68	$14.36

Net investment income(a)	0.11		0.41	0.40	0.45	0.33	0.28
Net realized and unrealized gain (loss)	1.64		2.57	2.82	0.23	(2.23)	5.26

Net increase (decrease) from investment operations	1.75		2.98	3.22	0.68	(1.90)	5.54

Distributions(b)
From net investment income	(0.25)		(0.43)	(0.45)	(0.44)	(0.52)	(0.22)
From net realized gain	(0.38)		(0.13)	—	—	(0.97)	—

Total distributions	(0.63)		(0.56)	(0.45)	(0.44)	(1.49)	(0.22)

Net asset value, end of period	$22.84		$21.72	$19.30	$16.53	$16.29	$19.68

Total Return(c)
Based on net asset value	8.27	%(d)	15.90%	19.81%	4.54%	(10.42)%	38.91%

Ratios to Average Net Assets(e)
Total expenses	1.24	%(f)	1.36%	1.32%	1.33%	1.35%	1.36%

Total expenses after fees waived and/or reimbursed	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%

Net investment income	0.99	%(f)	2.09%	2.26%	2.75%	1.81%	1.67%

Supplemental Data
Net assets, end of period (000)	$43,481		$38,630	$35,066	$18,925	$2,753	$3,416

Portfolio turnover rate	60%		113%	128%	128%	132%	247%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

48	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$25.38		$26.17	$19.76		$18.77	$23.33	$18.23

Net investment income(a)	0.00	(b)	0.02	0.05		0.09	0.03	0.04
Net realized and unrealized gain (loss)	5.49		4.52	6.58		0.96	(1.25)	6.59

Net increase (decrease) from investment operations	5.49		4.54	6.63		1.05	(1.22)	6.63

Distributions(c)
From net investment income	—		(0.01)	(0.06)		(0.06)	—	(0.07)
From net realized gain	(0.91)		(5.32)	(0.16)		—	(3.34)	(1.46)

Total distributions	(0.91)		(5.33)	(0.22)		(0.06)	(3.34)	(1.53)

Net asset value, end of period	$29.96		$25.38	$26.17		$19.76	$18.77	$23.33

Total Return(d)
Based on net asset value	22.07	%(e)	17.86%	33.74	%(f)	5.62%	(7.80)%	37.54%

Ratios to Average Net Assets(g)
Total expenses	0.75	%(h)	0.76%	0.80%		0.75%	0.75%	0.83%

Total expenses after fees waived and/or reimbursed	0.62	%(h)	0.62%	0.62%		0.61%	0.61%	0.62%

Net investment income	0.03	%(h)	0.08%	0.22%		0.50%	0.15%	0.21%

Supplemental Data
Net assets, end of period (000)	$891,286		$769,319	$639,878		$499,742	$432,076	$125,061

Portfolio turnover rate	53%		149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$23.51		$24.58	$18.57		$17.67	$22.13	$17.35

Net investment income (loss)(a)	(0.03)		(0.04)	(0.01)		0.04	(0.03)	(0.01)
Net realized and unrealized gain (loss)	5.06		4.24	6.19		0.89	(1.16)	6.27

Net increase (decrease) from investment operations	5.03		4.20	6.18		0.93	(1.19)	6.26

Distributions(b)
From net investment income	—		—	(0.01)		(0.03)	—	(0.02)
From net realized gain	(0.88)		(5.27)	(0.16)		—	(3.27)	(1.46)

Total distributions	(0.88)		(5.27)	(0.17)		(0.03)	(3.27)	(1.48)

Net asset value, end of period	$27.66		$23.51	$24.58		$18.57	$17.67	$22.13

Total Return(c)
Based on net asset value	21.87	%(d)	17.58%	33.45	%(e)	5.28%	(8.05)%	37.28%

Ratios to Average Net Assets(f)
Total expenses	1.00	%(g)	1.00%	1.01%		1.06%	1.07%	1.08%

Total expenses after fees waived and/or reimbursed	0.87	%(g)	0.87%	0.87%		0.87%	0.87%	0.87%

Net investment income (loss)	(0.22	)%(g)	(0.17)%	(0.03)%		0.24%	(0.16)%	(0.04)%

Supplemental Data
Net assets, end of period (000)	$708,411		$598,517	$548,827		$441,983	$452,791	$909,344

Portfolio turnover rate	53%		149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

50	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$17.55		$19.52	$14.88		$14.24	$18.42	$14.67

Net investment loss(a)	(0.09)		(0.17)	(0.14)		(0.07)	(0.16)	(0.13)
Net realized and unrealized gain (loss)	3.74		3.34	4.94		0.71	(0.87)	5.27

Net increase (decrease) from investment operations	3.65		3.17	4.80		0.64	(1.03)	5.14

Distributions from net realized gain(b)	(0.83)		(5.14)	(0.16)		—	(3.15)	(1.39)

Net asset value, end of period	$20.37		$17.55	$19.52		$14.88	$14.24	$18.42

Total Return(c)
Based on net asset value	21.39	%(d)	16.71%	32.46	%(e)	4.50%	(8.74)%	36.25%

Ratios to Average Net Assets(f)
Total expenses	1.86	%(g)	1.92%	1.83%		1.87%	1.83%	1.84%

Total expenses after fees waived and/or reimbursed	1.62	%(g)	1.62%	1.62%		1.62%	1.62%	1.62%

Net investment loss	(0.97	)%(g)	(0.91)%	(0.79)%		(0.51)%	(0.89)%	(0.78)%

Supplemental Data
Net assets, end of period (000)	$36,035		$31,034	$30,540		$8,372	$10,162	$12,989

Portfolio turnover rate	53%		149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$25.39		$26.17	$19.76		$18.77	$23.33	$18.23

Net investment income(a)	0.01		0.03	0.06		0.10	0.04	0.05
Net realized and unrealized gain (loss)	5.48		4.54	6.58		0.95	(1.25)	6.59

Net increase (decrease) from investment operations	5.49		4.57	6.64		1.05	(1.21)	6.64

Distributions(b)
From net investment income	—		(0.02)	(0.07)		(0.06)	—	(0.08)
From net realized gain	(0.91)		(5.33)	(0.16)		—	(3.35)	(1.46)

Total distributions	(0.91)		(5.35)	(0.23)		(0.06)	(3.35)	(1.54)

Net asset value, end of period	$29.97		$25.39	$26.17		$19.76	$18.77	$23.33

Total Return(c)
Based on net asset value	22.08	%(d)	17.96%	33.81	%(e)	5.63%	(7.76)%	37.60%

Ratios to Average Net Assets(f)
Total expenses	0.66	%(g)	0.66%	0.67%		0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed	0.57	%(g)	0.57%	0.57%		0.57%	0.57%	0.57%

Net investment income	0.08	%(g)	0.13%	0.27%		0.53%	0.18%	0.25%

Supplemental Data
Net assets, end of period (000)	$10,082		$8,168	$5,855		$2,489	$2,177	$1,152

Portfolio turnover rate	53%		149%	128%		130%	130%	134%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

52	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Growth Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24		Year Ended 05/31/23		Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$25.00		$25.86	$19.57		$18.64		$23.17	$18.10

Net investment loss(a)	(0.06)		(0.10)	(0.06)		(0.00	)(b)	(0.09)	(0.06)
Net realized and unrealized gain (loss)	5.39		4.46	6.51		0.94		(1.25)	6.55

Net increase (decrease) from investment operations	5.33		4.36	6.45		0.94		(1.34)	6.49

Distributions(c)
From net investment income	—		—	—		(0.01)		—	—
From net realized gain	(0.87)		(5.22)	(0.16)		—		(3.19)	(1.42)

Total distributions	(0.87)		(5.22)	(0.16)		(0.01)		(3.19)	(1.42)

Net asset value, end of period	$29.46		$25.00	$25.86		$19.57		$18.64	$23.17

Total Return(d)
Based on net asset value	21.72	%(e)	17.29%	33.12	%(f)	5.03%		(8.28)%	36.93%

Ratios to Average Net Assets(g)
Total expenses	1.34	%(h)	1.37%	1.40%		1.42%		1.50%	1.36%

Total expenses after fees waived and/or reimbursed	1.12	%(h)	1.12%	1.12%		1.12%		1.12%	1.12%

Net investment loss	(0.47	)%(h)	(0.41)%	(0.28)%		(0.03)%		(0.39)%	(0.30)%

Supplemental Data
Net assets, end of period (000)	$2,686		$2,292	$1,561		$530		$349	$577

Portfolio turnover rate	53%		149%	128%		130%		130%	134%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$17.26		$17.35	$14.06	$15.35	$20.72	$13.09

Net investment income(a)	0.07		0.14	0.14	0.14	0.13	0.12
Net realized and unrealized gain (loss)	3.67		(0.09)	3.31	(1.02)	(3.28)	7.97

Net increase (decrease) from investment operations	3.74		0.05	3.45	(0.88)	(3.15)	8.09

Distributions(b)
From net investment income	(0.03)		(0.14)	(0.16)	(0.12)	(0.14)	(0.10)
From net realized gain	(0.03)		—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.06)		(0.14)	(0.16)	(0.41)	(2.22)	(0.46)

Net asset value, end of period	$20.94		$17.26	$17.35	$14.06	$15.35	$20.72

Total Return(c)
Based on net asset value	21.75	%(d)	0.21%	24.68%	(5.75)%	(16.89)%	62.61%

Ratios to Average Net Assets(e)
Total expenses	0.58	%(f)	0.57%	0.57%	0.59%	0.59%	0.60%

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	0.75	%(f)	0.78%	0.86%	0.93%	0.69%	0.65%

Supplemental Data
Net assets, end of period (000)	$2,672,584		$2,171,665	$2,020,581	$2,152,757	$2,501,959	$2,802,145

Portfolio turnover rate	48%		88%	75%	93%	81%	63%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

54	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$17.13		$17.23	$13.96	$15.24	$20.58	$13.02

Net investment income(a)	0.05		0.09	0.09	0.10	0.08	0.08
Net realized and unrealized gain (loss)	3.64		(0.09)	3.30	(1.01)	(3.25)	7.91

Net increase (decrease) from investment operations	3.69		0.00	3.39	(0.91)	(3.17)	7.99

Distributions(b)
From net investment income	(0.02)		(0.10)	(0.12)	(0.08)	(0.09)	(0.07)
From net realized gain	(0.03)		—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.05)		(0.10)	(0.12)	(0.37)	(2.17)	(0.43)

Net asset value, end of period	$20.77		$17.13	$17.23	$13.96	$15.24	$20.58

Total Return(c)
Based on net asset value	21.58	%(d)	(0.06)%	24.42%	(5.98)%	(17.08)%	62.05%

Ratios to Average Net Assets(e)
Total expenses	0.92	%(f)	0.91%	0.93%	0.93%	0.92%	0.95%

Total expenses after fees waived and/or reimbursed	0.75	%(f)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	0.50	%(f)	0.52%	0.59%	0.67%	0.44%	0.45%

Supplemental Data
Net assets, end of period (000)	$783,647		$660,533	$382,878	$315,694	$358,594	$530,664

Portfolio turnover rate	48%		88%	75%	93%	81%	63%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Not annualized.

(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f) Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$16.50		$16.64	$13.50	$14.80	$20.08	$12.74

Net investment loss(a)	(0.02)		(0.04)	(0.03)	(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	3.50		(0.10)	3.20	(0.98)	(3.18)	7.74

Net increase (decrease) from investment operations	3.48		(0.14)	3.17	(0.99)	(3.23)	7.69

Distributions(b)
From net investment income	—		—	(0.03)	(0.02)	—	—
From net realized gain	(0.03)		—	—	(0.29)	(2.05)	(0.35)

Total distributions	(0.03)		—	(0.03)	(0.31)	(2.05)	(0.35)

Net asset value, end of period	$19.95		$16.50	$16.64	$13.50	$14.80	$20.08

Total Return(c)
Based on net asset value	21.12	%(d)	(0.82)%	23.55%	(6.70)%	(17.74)%	60.90%

Ratios to Average Net Assets(e)
Total expenses	1.69	%(f)	1.65%	1.71%	1.69%	1.64%	1.70%

Total expenses after fees waived and/or reimbursed	1.50	%(f)	1.50%	1.50%	1.50%	1.50%	1.50%

Net investment loss	(0.24	)%(f)	(0.21)%	(0.18)%	(0.07)%	(0.30)%	(0.32)%

Supplemental Data
Net assets, end of period (000)	$10,803		$10,474	$11,679	$9,276	$10,969	$12,880

Portfolio turnover rate	48%		88%	75%	93%	81%	63%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

56	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Core Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$17.28		$17.37	$14.07	$15.36	$20.73	$13.10

Net investment income(a)	0.08		0.15	0.14	0.14	0.13	0.13
Net realized and unrealized gain (loss)	3.68		(0.09)	3.33	(1.02)	(3.27)	7.97

Net increase (decrease) from investment operations	3.76		0.06	3.47	(0.88)	(3.14)	8.10

Distributions(b)
From net investment income	(0.04)		(0.15)	(0.17)	(0.12)	(0.15)	(0.11)
From net realized gain	(0.03)		—	—	(0.29)	(2.08)	(0.36)

Total distributions	(0.07)		(0.15)	(0.17)	(0.41)	(2.23)	(0.47)

Net asset value, end of period	$20.97		$17.28	$17.37	$14.07	$15.36	$20.73

Total Return(c)
Based on net asset value	21.80	%(d)	0.25%	24.80%	(5.70)%	(16.84)%	62.63%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.51%	0.51%	0.51%	0.51%	0.52%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	0.82	%(f)	0.84%	0.89%	0.97%	0.73%	0.71%

Supplemental Data
Net assets, end of period (000)	$958,368		$1,124,484	$1,099,659	$964,449	$967,682	$920,752

Portfolio turnover rate	48%		88%	75%	93%	81%	63%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Not annualized.

(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f) Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$22.07		$22.42	$17.36	$18.39	$23.32		$18.78		$16.87

Net investment income(a)	0.08		0.18	0.19	0.20	0.13		0.19		0.22
Net realized and unrealized gain (loss)	3.95		2.57	5.06	(0.18)	(0.87)		5.31		2.41

Net increase (decrease) from investment operations	4.03		2.75	5.25	0.02	(0.74)		5.50		2.63

Distributions(b)
From net investment income	(0.06)		(0.18)	(0.19)	(0.20)	(0.19)		(0.22)		(0.29)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(1.08)		(3.10)	(0.19)	(1.05)	(4.19)		(0.96)		(0.72)

Net asset value, end of period	$25.02		$22.07	$22.42	$17.36	$18.39		$23.32		$18.78

Total Return(c)
Based on net asset value	18.85	%(d)	12.62%	30.47%	0.63%	(5.20	)%(d)	30.31%		15.96%

Ratios to Average Net Assets(e)
Total expenses	0.61	%(f)	0.60%	0.63%	0.63%	0.61	%(f)(g)	0.68	%(h)	0.84	%(i)

Total expenses after fees waived and/or reimbursed	0.48	%(f)	0.48%	0.48%	0.48%	0.48	%(f)(g)	0.48	%(h)	0.48	%(i)

Net investment income	0.65	%(f)	0.81%	0.95%	1.17%	0.92	%(f)(g)	0.87	%(h)	1.29	%(i)

Supplemental Data
Net assets, end of period (000)	$1,481,833		$1,256,681	$1,193,777	$1,479,014	$1,547,621		$1,721,850		$1,399,612

Portfolio turnover rate	57%		117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

58	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$20.66		$21.17	$16.40	$17.44	$22.30		$18.00		$16.20

Net investment income(a)	0.04		0.12	0.13	0.15	0.09		0.13		0.17
Net realized and unrealized gain (loss)	3.70		2.42	4.79	(0.19)	(0.82)		5.08		2.31

Net increase (decrease) from investment operations	3.74		2.54	4.92	(0.04)	(0.73)		5.21		2.48

Distributions(b)
From net investment income	(0.04)		(0.13)	(0.15)	(0.15)	(0.13)		(0.17)		(0.25)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(1.06)		(3.05)	(0.15)	(1.00)	(4.13)		(0.91)		(0.68)

Net asset value, end of period	$23.34		$20.66	$21.17	$16.40	$17.44		$22.30		$18.00

Total Return(c)
Based on net asset value	18.71	%(d)	12.34%	30.18%	0.34%	(5.37	)%(d)	30.01%		15.66%

Ratios to Average Net Assets(e)
Total expenses	0.87	%(f)	0.86%	0.88%	0.90%	0.86	%(f)(g)	0.93	%(h)	1.09	%(i)

Total expenses after fees waived and/or reimbursed	0.73	%(f)	0.73%	0.73%	0.73%	0.73	%(f)(g)	0.73	%(h)	0.73	%(i)

Net investment income	0.40	%(f)	0.56%	0.70%	0.92%	0.67	%(f)(g)	0.62	%(h)	1.04	%(i)

Supplemental Data
Net assets, end of period (000)	$1,794,960		$1,582,288	$1,547,821	$1,271,384	$1,382,899		$1,519,185		$1,325,195

Portfolio turnover rate	57%		117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$15.66		$16.73	$13.01	$14.06	$18.68		$15.14		$13.72

Net investment income (loss)(a)	(0.03)		(0.03)	(0.01)	0.02	(0.01)		(0.02)		0.04
Net realized and unrealized gain (loss)	2.77		1.91	3.80	(0.16)	(0.61)		4.28		1.95

Net increase (decrease) from investment operations	2.74		1.88	3.79	(0.14)	(0.62)		4.26		1.99

Distributions(b)
From net investment income	(0.00	)(c)	(0.03)	(0.07)	(0.06)	(0.00	)(c)	—		(0.14)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.72)		(0.43)

Total distributions	(1.02)		(2.95)	(0.07)	(0.91)	(4.00)		(0.72)		(0.57)

Net asset value, end of period	$17.38		$15.66	$16.73	$13.01	$14.06		$18.68		$15.14

Total Return(d)
Based on net asset value	18.23	%(e)	11.52%	29.21%	(0.42)%	(5.81	)%(e)	29.03%		14.80%

Ratios to Average Net Assets(f)
Total expenses	1.69	%(g)	1.68%	1.69%	1.72%	1.69	%(g)(h)	1.69	%(i)	1.87	%(j)

Total expenses after fees waived and/or reimbursed	1.48	%(g)	1.48%	1.48%	1.48%	1.48	%(g)(h)	1.48	%(i)	1.48	%(j)

Net investment income (loss)	(0.35	)%(g)	(0.19)%	(0.05)%	0.17%	(0.08	)%(g)(h)	(0.13	)%(i)	0.32	%(j)

Supplemental Data
Net assets, end of period (000)	$50,942		$44,961	$44,928	$31,813	$38,506		$42,561		$31,921

Portfolio turnover rate	57%		117%	116%	105%	73	%(k)	111	%(k)	99	%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

60	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$22.08		$22.42	$17.36	$18.40	$23.34		$18.79		$16.88

Net investment income(a)	0.08		0.19	0.20	0.21	0.13		0.20		0.22
Net realized and unrealized gain (loss)	3.96		2.59	5.06	(0.19)	(0.87)		5.32		2.42

Net increase (decrease) from investment operations	4.04		2.78	5.26	0.02	(0.74)		5.52		2.64

Distributions(b)
From net investment income	(0.07)		(0.20)	(0.20)	(0.21)	(0.20)		(0.23)		(0.30)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(1.09)		(3.12)	(0.20)	(1.06)	(4.20)		(0.97)		(0.73)

Net asset value, end of period	$25.03		$22.08	$22.42	$17.36	$18.40		$23.34		$18.79

Total Return(c)
Based on net asset value	18.87	%(d)	12.73%	30.53%	0.63%	(5.18	)%(d)	30.42%		16.01%

Ratios to Average Net Assets(e)
Total expenses	0.51	%(f)	0.51%	0.52%	0.54%	0.51	%(f)(g)	0.55	%(h)	0.70	%(i)

Total expenses after fees waived and/or reimbursed	0.43	%(f)	0.43%	0.43%	0.43%	0.43	%(f)(g)	0.43	%(h)	0.43	%(i)

Net investment income	0.70	%(f)	0.85%	1.01%	1.22%	0.98	%(f)(g)	0.91	%(h)	1.30	%(i)

Supplemental Data
Net assets, end of period (000)	$145,932		$122,088	$41,460	$31,568	$61,965		$56,736		$34,078

Portfolio turnover rate	57%		117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Core Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20

Net asset value, beginning of period	$18.31		$19.07	$14.80	$15.84	$20.60		$16.66		$15.03

Net investment income(a)	0.01		0.06	0.07	0.10	0.05		0.07		0.13
Net realized and unrealized gain (loss)	3.27		2.18	4.32	(0.17)	(0.72)		4.70		2.13

Net increase (decrease) from investment operations	3.28		2.24	4.39	(0.07)	(0.67)		4.77		2.26

Distributions(b)
From net investment income	(0.03)		(0.08)	(0.12)	(0.12)	(0.09)		(0.09)		(0.20)
From net realized gain	(1.02)		(2.92)	—	(0.85)	(4.00)		(0.74)		(0.43)

Total distributions	(1.05)		(3.00)	(0.12)	(0.97)	(4.09)		(0.83)		(0.63)

Net asset value, end of period	$20.54		$18.31	$19.07	$14.80	$15.84		$20.60		$16.66

Total Return(c)
Based on net asset value	18.56	%(d)	12.08%	29.82%	0.14%	(5.55	)%(d)	29.67%		15.38%

Ratios to Average Net Assets(e)
Total expenses	1.20	%(f)	1.21%	1.22%	1.24%	1.23	%(f)(g)	1.26	%(h)	1.37	%(i)

Total expenses after fees waived and/or reimbursed	0.98	%(f)	0.98%	0.98%	0.98%	0.98	%(f)(g)	0.98	%(h)	0.98	%(i)

Net investment income	0.15	%(f)	0.31%	0.44%	0.68%	0.42	%(f)(g)	0.37	%(h)	0.83	%(i)

Supplemental Data
Net assets, end of period (000)	$17,962		$15,982	$19,237	$11,479	$13,967		$14,399		$12,416

Portfolio turnover rate	57%		117%	116%	105%	73	%(j)	111	%(j)	99	%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 25, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.

(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(j)	Portfolio turnover rate includes transactions from the Master Portfolio prior to April 25, 2022.

See notes to financial statements.

62	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund

	Institutional
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$30.91		$32.45	$26.63	$29.79	$35.07	$24.74

Net investment income(a)	0.21		0.48	0.51	0.47	0.45	0.46
Net realized and unrealized gain (loss)	4.08		2.31	6.16	(2.02)	(0.21)	10.36

Net increase (decrease) from investment operations	4.29		2.79	6.67	(1.55)	0.24	10.82

Distributions(b)
From net investment income	(0.18)		(0.49)	(0.50)	(0.47)	(0.47)	(0.49)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.63)		(4.33)	(0.85)	(1.61)	(5.52)	(0.49)

Net asset value, end of period	$33.57		$30.91	$32.45	$26.63	$29.79	$35.07

Total Return(c)
Based on net asset value	14.43	%(d)	8.89%	25.48%	(4.97)%	0.63%	44.37%

Ratios to Average Net Assets(e)
Total expenses	0.71	%(f)	0.71%	0.71%	0.70%	0.70%	0.84	%(g)

Total expenses after fees waived and/or reimbursed	0.54	%(f)	0.54%	0.54%	0.54%	0.54%	0.54	%(g)

Net investment income	1.34	%(f)	1.52%	1.73%	1.72%	1.41%	1.58	%(g)

Supplemental Data
Net assets, end of period (000)	$264,166		$206,775	$193,379	$164,434	$186,903	$194,452

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor A
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$29.86		$31.48	$25.86	$28.98	$34.26	$24.18

Net investment income(a)	0.17		0.39	0.43	0.39	0.36	0.38
Net realized and unrealized gain (loss)	3.93		2.24	5.97	(1.97)	(0.20)	10.13

Net increase (decrease) from investment operations	4.10		2.63	6.40	(1.58)	0.16	10.51

Distributions(b)
From net investment income	(0.14)		(0.41)	(0.43)	(0.40)	(0.39)	(0.43)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.59)		(4.25)	(0.78)	(1.54)	(5.44)	(0.43)

Net asset value, end of period	$32.37		$29.86	$31.48	$25.86	$28.98	$34.26

Total Return(c)
Based on net asset value	14.31	%(d)	8.63%	25.15%	(5.22)%	0.40%	44.01%

Ratios to Average Net Assets(e)
Total expenses	0.96	%(f)	0.96%	0.96%	0.97%	0.97%	1.10	%(g)

Total expenses after fees waived and/or reimbursed	0.79	%(f)	0.79%	0.79%	0.79%	0.79%	0.79	%(g)

Net investment income	1.10	%(f)	1.28%	1.48%	1.47%	1.16%	1.33	%(g)

Supplemental Data
Net assets, end of period (000)	$419,524		$386,921	$393,788	$345,671	$394,334	$405,607

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

64	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Investor C
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$26.56		$28.44	$23.43	$26.40	$31.69	$22.31

Net investment income(a)	0.05		0.14	0.19	0.17	0.12	0.16
Net realized and unrealized gain (loss)	3.48		2.02	5.40	(1.78)	(0.19)	9.37

Net increase (decrease) from investment operations	3.53		2.16	5.59	(1.61)	(0.07)	9.53

Distributions(b)
From net investment income	(0.06)		(0.20)	(0.23)	(0.22)	(0.17)	(0.15)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.51)		(4.04)	(0.58)	(1.36)	(5.22)	(0.15)

Net asset value, end of period	$28.58		$26.56	$28.44	$23.43	$26.40	$31.69

Total Return(c)
Based on net asset value	13.87	%(d)	7.80%	24.21%	(5.89)%	(0.38)%	42.99%

Ratios to Average Net Assets(e)
Total expenses	1.75	%(f)	1.75%	1.76%	1.74%	1.73%	1.85	%(g)

Total expenses after fees waived and/or reimbursed	1.54	%(f)	1.54%	1.54%	1.54%	1.54%	1.54	%(g)

Net investment income	0.35	%(f)	0.53%	0.73%	0.72%	0.41%	0.63	%(g)

Supplemental Data
Net assets, end of period (000)	$13,877		$13,867	$14,553	$14,894	$18,099	$20,880

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class K
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$30.91		$32.45	$26.64	$29.80	$35.08	$24.74

Net investment income(a)	0.22		0.50	0.53	0.48	0.47	0.47
Net realized and unrealized gain (loss)	4.08		2.31	6.14	(2.01)	(0.22)	10.38

Net increase (decrease) from investment operations	4.30		2.81	6.67	(1.53)	0.25	10.85

Distributions(b)
From net investment income	(0.18)		(0.51)	(0.51)	(0.49)	(0.48)	(0.51)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.63)		(4.35)	(0.86)	(1.63)	(5.53)	(0.51)

Net asset value, end of period	$33.58		$30.91	$32.45	$26.64	$29.80	$35.08

Total Return(c)
Based on net asset value	14.48	%(d)	8.94%	25.49%	(4.91)%	0.69%	44.48%

Ratios to Average Net Assets(e)
Total expenses	0.62	%(f)	0.63%	0.62%	0.63%	0.63%	0.74	%(g)

Total expenses after fees waived and/or reimbursed	0.49	%(f)	0.49%	0.49%	0.49%	0.49%	0.49	%(g)

Net investment income	1.40	%(f)	1.57%	1.80%	1.77%	1.47%	1.62	%(g)

Supplemental Data
Net assets, end of period (000)	$13,364		$12,116	$12,053	$10,451	$10,210	$8,258

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

66	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Large Cap Value Fund (continued)

	Class R
	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$28.02		$29.80	$24.52	$27.56	$32.84	$23.18

Net investment income(a)	0.12		0.30	0.34	0.31	0.27	0.29
Net realized and unrealized gain (loss)	3.69		2.10	5.65	(1.87)	(0.19)	9.71

Net increase (decrease) from investment operations	3.81		2.40	5.99	(1.56)	0.08	10.00

Distributions(b)
From net investment income	(0.12)		(0.34)	(0.36)	(0.34)	(0.31)	(0.34)
From net realized gain	(1.45)		(3.84)	(0.35)	(1.14)	(5.05)	—

Total distributions	(1.57)		(4.18)	(0.71)	(1.48)	(5.36)	(0.34)

Net asset value, end of period	$30.26		$28.02	$29.80	$24.52	$27.56	$32.84

Total Return(c)
Based on net asset value	14.17	%(d)	8.31%	24.84%	(5.43)%	0.14%	43.63%

Ratios to Average Net Assets(e)
Total expenses	1.38	%(f)	1.33%	1.35%	1.36%	1.35%	1.41	%(g)

Total expenses after fees waived and/or reimbursed	1.04	%(f)	1.04%	1.04%	1.04%	1.04%	1.04	%(g)

Net investment income	0.85	%(f)	1.03%	1.23%	1.22%	0.91%	1.11	%(g)

Supplemental Data
Net assets, end of period (000)	$5,931		$5,344	$7,729	$6,925	$8,440	$9,015

Portfolio turnover rate	66%		120%	118%	116%	136%	126	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From June 1, 2020 through February 28, 2021, the Fund invested in the Master Advantage Large Cap Value Portfolio (the “Master Portfolio”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolio. Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

(h)	Portfolio turnover rate includes transactions from the Master Portfolio prior to March 1, 2021.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) and BlackRock Large Cap Series Funds, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation. BlackRock Advantage International Fund, BlackRock Advantage Large Cap Growth Fund and BlackRock Small Cap Core Fund are series of the Trust. BlackRock Advantage Large Cap Core Fund and BlackRock Advantage Large Cap Value Fund are series of the Corporation. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage International Fund	Advantage International	Diversified

BlackRock Advantage Large Cap Growth Fund	Advantage Large Cap Growth	Diversified

BlackRock Advantage Small Cap Core Fund	Advantage Small Cap Core	Diversified

BlackRock Advantage Large Cap Core Fund	Advantage Large Cap Core	Diversified

BlackRock Advantage Large Cap Value Fund	Advantage Large Cap Value	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None

Investor A Shares	Yes	No	(a)	None

Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Corporation and the Board of Trustees of the Trust are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.”

The Board previously approved certain changes to Advantage Large Cap Growth’s and Advantage Large Cap Value’s investment strategies and investment process. Under normal circumstances, Advantage Large Cap Growth seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap growth equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities and Advantage Large Cap Value seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap value equity securities of U.S. issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes were effective on September 26, 2025.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

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Notes to Financial Statements (unaudited) (continued)

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

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Notes to Financial Statements (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount

Advantage International
BofA Securities, Inc.	$140	$(140)	$—	$—
Nomura Securities International, Inc.	722,217	(722,217)	—	—

	$722,357	$(722,357)	$—	$—

Advantage Small Cap Core
Barclays Capital, Inc.	$724,555	$(724,555)	$—	$—
BNP Paribas SA	8,462,671	(8,342,767)	—	119,904
BofA Securities, Inc.	14,541,948	(14,159,830)	—	382,118
Citigroup Global Markets, Inc.	12,370,385	(12,327,242)	—	43,143
J.P. Morgan Securities LLC	52,451,057	(52,451,057)	—	—
Jefferies LLC	4,967,060	(4,967,060)	—	—
Morgan Stanley	51,536,324	(51,536,324)	—	—
National Financial Services LLC	5,842,957	(5,842,957)	—	—
SG Americas Securities LLC	1,917,270	(1,917,270)	—	—
State Street Bank & Trust Co.	36,719,647	(36,719,647)	—	—
Toronto-Dominion Bank	362,681	(362,681)	—	—

	$189,896,555	$(189,351,390)	$—	$545,165

Advantage Large Cap Value
J.P. Morgan Securities LLC	$3,021	$(3,021)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash

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Notes to Financial Statements (unaudited) (continued)

collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage International	Advantage Large Cap Growth	Advantage Small Cap Core	Advantage Large Cap Core	Advantage Large Cap Value

First $1 billion	0.45%	0.57%	0.45%	0.45%	0.49%

$1 billion - $3 billion	0.42	0.54	0.42	0.42	0.46

$3 billion - $5 billion	0.41	0.51	0.41	0.41	0.44

$5 billion - $10 billion	0.39	0.50	0.39	0.39	0.43

Greater than $10 billion	0.38	0.48	0.38	0.38	0.42

Service and Distribution Fees: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Advantage International		Advantage Large Cap Growth		Advantage Small Cap Core

Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A

Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%

Class R	0.25	0.25	0.25	0.25	N/A	N/A

			Advantage Large Cap Core		Advantage Large Cap Value

Share Class			Service Fees	Distribution Fees	Service Fees	Distribution Fees

Investor A			0.25%	N/A	0.25%	N/A

Investor C			0.25	0.75%	0.25	0.75%

Class R			0.25	0.25	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

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Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total

Advantage International	$522,260	$93,609	$104,314	$720,183

Advantage Large Cap Growth	834,635	170,883	6,298	1,011,816

Advantage Small Cap Core	936,771	54,011	—	990,782

Advantage Large Cap Core	2,142,413	243,035	43,550	2,428,998

Advantage Large Cap Value	502,452	68,418	14,132	585,002

Administration: The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%

$500 million - $1 billion	0.0400

$1 billion - $2 billion	0.0375

$2 billion - $4 billion	0.0350

$4 billion - $13 billion	0.0325

Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$395,786	$41,732	$1,870	$130,872	$4,170	$574,430

Advantage Large Cap Growth	84,187	66,696	3,414	914	252	155,463

Advantage Small Cap Core	245,750	74,849	1,080	101,721	—	423,400

Advantage Large Cap Core	137,990	171,214	4,856	13,516	1,735	329,311

Advantage Large Cap Value	24,649	40,179	1,368	1,264	565	68,025

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2025, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Total

Advantage International	$467,972	$467,972

Advantage Large Cap Growth	337,530	337,530

Advantage Small Cap Core	161,597	161,597

Advantage Large Cap Core	339,342	339,342

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$11,011	$7,329	$768	$617	$907	$20,632

Advantage Large Cap Growth	2,205	44,879	2,696	77	53	49,910

Advantage Small Cap Core	4,519	10,533	1,149	1,952	—	18,153

Advantage Large Cap Core	12,749	87,779	2,049	92	122	102,791

Advantage Large Cap Value	461	13,570	823	23	67	14,944

For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$1,931,094	$291,340	$21,421	$5,223	$49,437	$2,298,515

Advantage Large Cap Growth	441,661	348,245	36,432	460	2,423	829,221

Advantage Small Cap Core	972,443	636,529	9,971	29,683	—	1,648,626

Advantage Large Cap Core	731,516	941,153	44,318	1,381	16,897	1,735,265

Advantage Large Cap Value	122,305	195,428	9,510	481	7,372	335,096

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

Other Fees: For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Advantage International	$9,378

Advantage Large Cap Growth	10,633

Advantage Small Cap Core	6,075

Advantage Large Cap Core	13,525

Advantage Large Cap Value	1,786

For the six months ended November 30, 2025, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C

Advantage International	$—	$1,079

Advantage Large Cap Growth	238	990

Advantage Small Cap Core	269	1,711

Advantage Large Cap Core	3,486	1,414

Advantage Large Cap Value	19	71

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Directors who are not “interested persons” of the Trust or the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2025, the amounts waived were as follows:

Fund Name	Fees waived and/or reimbursed by the Manager

Advantage International	$33,718

Advantage Large Cap Growth	5,467

Advantage Small Cap Core	15,221

Advantage Large Cap Core	11,721

Advantage Large Cap Value	2,384

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R

Advantage International	0.50%	0.75%	1.50%	0.45%	1.00%

Advantage Large Cap Growth	0.62	0.87	1.62	0.57	1.12

Advantage Small Cap Core	0.50	0.75	1.50	0.45	N/A

Advantage Large Cap Core	0.48	0.73	1.48	0.43	0.98

Advantage Large Cap Value	0.54	0.79	1.54	0.49	1.04

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended November 30, 2025, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:

Fund Name	Fees waived and/or reimbursed by the Manager

Advantage International	$827,358

Advantage Large Cap Growth	454,605

Advantage Small Cap Core	688,411

Advantage Large Cap Core	890,710

Advantage Large Cap Value	355,535

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Notes to Financial Statements (unaudited) (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager—class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, service and distribution fees waived and service distribution fees reimbursed respectively, in the Statements of Operations. For the six months ended November 30, 2025, class specific expense waivers and/or reimbursements were as follows:

	Administration Fees Waived by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$395,786	$41,732	$1,870	$130,872	$4,170	$574,430

Advantage Large Cap Growth	84,187	66,696	3,414	914	252	155,463

Advantage Small Cap Core	245,750	74,849	1,080	101,721	—	423,400

Advantage Large Cap Core	137,990	171,214	4,856	13,516	1,735	329,311

Advantage Large Cap Value	24,649	40,179	1,368	1,264	565	68,025

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total

Advantage International	$939,839	$187,234	$16,792	$5,223	$39,088	$1,188,176

Advantage Large Cap Growth	231,140	182,615	28,081	460	1,801	444,097

Advantage Small Cap Core	358,075	450,747	7,316	29,683	—	845,821

Advantage Large Cap Core	386,542	516,035	32,413	1,381	12,748	949,119

Advantage Large Cap Value	60,653	95,380	6,106	481	5,970	168,590

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund (except Advantage International) retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Pursuant to the current securities lending agreement, Advantage International retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund (except Advantage International), pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Advantage International, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage International	$175

Advantage Large Cap Growth	963

Advantage Small Cap Core	153,259

Advantage Large Cap Core	2,026

Advantage Large Cap Value	2,190

Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Corporation’s/Trust’s Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors or trustees. For the six months ended November 30, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain

Advantage International	$686,773,779	$592,639,219	$16,460,016

Advantage Large Cap Growth	145,881,916	187,207,343	17,935,526

Advantage Small Cap Core	37,253,646	89,837,983	7,798,520

Advantage Large Cap Core	297,966,308	192,143,370	14,586,662

Advantage Large Cap Value	57,118,232	55,195,984	2,720,504

7.	PURCHASES AND SALES

For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales

Advantage International	$4,623,880,528	$3,366,774,581

Advantage Large Cap Growth	822,507,258	888,248,111

Advantage Small Cap Core	2,027,816,303	2,389,851,700

Advantage Large Cap Core	1,869,721,887	1,952,362,815

Advantage Large Cap Value	444,477,999	440,433,787

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Advantage International	$5,643,247,967	$950,580,581	$(77,952,566)	$872,628,015

Advantage Large Cap Growth	914,880,453	737,815,978	(4,908,594)	732,907,384

Advantage Small Cap Core	3,914,066,678	973,999,526	(272,288,136)	701,711,390

Advantage Large Cap Core	2,175,280,305	1,354,957,343	(39,471,115)	1,315,486,228

Advantage Large Cap Value	598,486,180	133,337,591	(15,787,773)	117,549,818

9.	BANK BORROWINGS

The Trust, on behalf of Advantage International, Advantage Large Cap Growth and Advantage Small Cap Core, and the Corporation, on behalf of Advantage Large Cap Core and Advantage Large Cap Value, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2025, the Funds did not borrow under the credit agreement.

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Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

Advantage International invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Advantage International invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

As of period end, the Advantage Large Cap Growth investments had the following industry classifications:

INDUSTRY ALLOCATION

Industry	Percent of Net Assets

Semiconductors & Semiconductor Equipment	21.4%

Software	16.1

Interactive Media & Services	11.0

Technology Hardware, Storage & Peripherals	10.2

Broadline Retail	5.0

Other	36.3

(a)	All other industries held was less than 5% of net assets.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International

Institutional

Shares sold	68,005,342	$1,535,978,933	109,283,830	$2,200,589,185

Shares issued in reinvestment of distributions	4,371,662	94,690,207	2,331,042	45,153,839

Shares redeemed	(25,834,925)	(585,123,105)	(24,097,125)	(486,562,846)

	46,542,079	$1,045,546,035	87,517,747	$1,759,180,178

Investor A

Shares sold and automatic conversion of shares	3,211,421	$71,121,206	5,614,729	$110,909,359

Shares issued in reinvestment of distributions	524,387	11,206,155	402,643	7,702,303

Shares redeemed	(1,701,459)	(37,753,969)	(2,442,734)	(47,715,668)

	2,034,349	$44,573,392	3,574,638	$70,895,994

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage International (continued)

Investor C

Shares sold	144,598	$3,096,879	205,037	$3,909,116

Shares issued in reinvestment of distributions	24,148	498,649	20,101	372,401

Shares redeemed and automatic conversion of shares	(84,048)	(1,807,762)	(200,918)	(3,828,891)

	84,698	$1,787,766	24,220	$452,626

Class K

Shares sold	17,538,303	$399,170,483	51,396,214	$991,005,728

Shares issued in reinvestment of distributions	1,359,529	29,447,405	462,357	8,955,985

Shares redeemed	(6,362,825)	(143,158,437)	(10,829,822)	(215,078,714)

	12,535,007	$285,459,451	41,028,749	$784,882,999

Class R

Shares sold	276,128	$6,131,649	487,845	$9,494,280

Shares issued in reinvestment of distributions	54,055	1,154,071	54,195	1,035,538

Shares redeemed	(204,495)	(4,581,564)	(580,304)	(11,354,718)

	125,688	$2,704,156	(38,264)	$(824,900)

	61,321,821	$1,380,070,800	132,107,090	$2,614,586,897

Advantage Large Cap Growth

Institutional

Shares sold	3,224,712	$89,083,655	5,564,680	$137,365,853

Shares issued in reinvestment of distributions	921,934	24,597,193	4,987,362	129,647,525

Shares redeemed	(4,702,228)	(130,647,062)	(4,696,936)	(123,889,192)

	(555,582)	$(16,966,214)	5,855,106	$143,124,186

Investor A

Shares sold and automatic conversion of shares	682,062	$17,831,258	1,369,989	$32,838,557

Shares issued in reinvestment of distributions	883,634	21,790,398	4,866,084	117,659,241

Shares redeemed	(1,414,771)	(36,519,344)	(3,106,423)	(74,148,286)

	150,925	$3,102,312	3,129,650	$76,349,512

Investor C

Shares sold	146,102	$2,828,387	292,255	$5,317,763

Shares issued in reinvestment of distributions	79,424	1,446,309	447,907	8,228,042

Shares redeemed and automatic conversion of shares	(225,359)	(4,330,282)	(536,328)	(9,470,996)

	167	$(55,586)	203,834	$4,074,809

Class K

Shares sold	32,727	$947,997	105,078	$2,703,814

Shares issued in reinvestment of distributions	10,529	280,904	52,367	1,361,231

Shares redeemed	(28,495)	(821,424)	(59,441)	(1,535,411)

	14,761	$407,477	98,004	$2,529,634

Class R

Shares sold	10,185	$285,569	34,108	$825,804

Shares issued in reinvestment of distributions	3,019	79,352	12,194	312,822

Shares redeemed	(13,733)	(377,303)	(14,981)	(380,780)

	(529)	$(12,382)	31,321	$757,846

	(390,258)	$(13,524,393)	9,317,915	$226,835,987

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Small Cap Core

Institutional

Shares sold	15,555,261	$295,896,337	36,255,072	$653,384,270

Shares issued in reinvestment of distributions	449,715	8,333,225	877,781	16,960,194

Shares redeemed	(14,222,428)	(271,422,718)	(27,741,700)	(495,346,481)

	1,782,548	$32,806,844	9,391,153	$174,997,983

Investor A

Shares sold and automatic conversion of shares	3,817,782	$71,140,562	26,250,441	$458,810,007

Shares issued in reinvestment of distributions	106,227	1,953,512	155,609	3,014,256

Shares redeemed	(4,767,608)	(91,476,694)	(10,062,007)	(180,510,807)

	(843,599)	$(18,382,620)	16,344,043	$281,313,456

Investor C

Shares sold	23,982	$443,286	192,135	$3,354,087

Shares issued in reinvestment of distributions	1,040	18,427	133	2,511

Shares redeemed and automatic conversion of shares	(118,544)	(2,176,550)	(259,412)	(4,353,432)

	(93,522)	$(1,714,837)	(67,144)	$(996,834)

Class K

Shares sold	3,326,324	$62,803,882	14,776,571	$264,820,724

Shares issued in reinvestment of distributions	213,078	3,950,462	508,877	9,825,285

Shares redeemed	(22,919,871)	(433,488,121)	(13,506,537)	(241,870,997)

	(19,380,469)	$(366,733,777)	1,778,911	$32,775,012

	(18,535,042)	$(354,024,390)	27,446,963	$488,089,617

Advantage Large Cap Core

Institutional

Shares sold	2,899,969	$69,250,483	4,901,286	$108,928,769

Shares issued in reinvestment of distributions	2,495,072	56,039,324	6,824,168	152,053,419

Shares redeemed	(3,107,346)	(73,384,739)	(8,046,068)	(178,761,785)

	2,287,695	$51,905,068	3,679,386	$82,220,403

Investor A

Shares sold and automatic conversion of shares	1,274,397	$28,111,628	3,492,799	$72,667,388

Shares issued in reinvestment of distributions	3,648,909	76,517,625	10,131,144	211,932,648

Shares redeemed	(4,596,478)	(101,215,415)	(10,172,908)	(212,016,675)

	326,828	$3,413,838	3,451,035	$72,583,361

Investor C

Shares sold	225,259	$3,727,839	499,466	$7,992,470

Shares issued in reinvestment of distributions	183,518	2,873,887	499,829	8,029,473

Shares redeemed and automatic conversion of shares	(349,408)	(5,763,455)	(813,790)	(12,914,239)

	59,369	$838,271	185,505	$3,107,704

Class K

Shares sold	572,103	$13,607,835	4,218,196	$93,555,579

Shares issued in reinvestment of distributions	268,112	6,024,470	269,362	6,007,448

Shares redeemed	(539,833)	(12,768,531)	(807,452)	(17,528,032)

	300,382	$6,863,774	3,680,106	$82,034,995

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25

Fund Name/Share Class	Shares	Amount	Shares	Amount

Advantage Large Cap Core (continued)

Class R

Shares sold	74,978	$1,428,737	156,730	$2,856,469

Shares issued in reinvestment of distributions	49,193	908,596	132,563	2,468,740

Shares redeemed	(122,514)	(2,364,581)	(425,172)	(8,167,576)

	1,657	$(27,248)	(135,879)	$(2,842,367)

	2,975,931	$62,993,703	10,860,153	$237,104,096

Advantage Large Cap Value

Institutional

Shares sold	1,562,824	$49,152,387	1,450,247	$45,574,832

Shares issued in reinvestment of distributions	309,815	9,415,296	764,805	23,946,218

Shares redeemed	(694,381)	(21,942,160)	(1,483,999)	(46,611,031)

	1,178,258	$36,625,523	731,053	$22,910,019

Investor A

Shares sold and automatic conversion of shares	225,604	$6,927,714	704,352	$21,472,423

Shares issued in reinvestment of distributions	633,817	18,583,531	1,599,849	48,484,401

Shares redeemed	(856,679)	(26,138,628)	(1,852,410)	(56,231,657)

	2,742	$(627,383)	451,791	$13,725,167

Investor C

Shares sold	18,355	$497,013	101,045	$2,742,000

Shares issued in reinvestment of distributions	28,406	737,688	71,958	1,952,910

Shares redeemed and automatic conversion of shares	(83,404)	(2,255,141)	(162,600)	(4,396,509)

	(36,643)	$(1,020,440)	10,403	$298,401

Class K

Shares sold	22,550	$712,024	99,111	$3,088,303

Shares issued in reinvestment of distributions	20,873	634,332	50,029	1,566,111

Shares redeemed	(37,412)	(1,173,069)	(128,551)	(4,045,979)

	6,011	$173,287	20,589	$608,435

Class R

Shares sold	10,361	$297,332	18,803	$536,038

Shares issued in reinvestment of distributions	10,847	297,617	37,342	1,065,365

Shares redeemed	(15,898)	(455,900)	(124,836)	(3,502,166)

	5,310	$139,049	(68,691)	$(1,900,763)

	1,155,678	$35,290,036	1,145,145	$35,641,259

As of November 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Share Class	Advantage Large Cap Growth

Class K	12,217

12.	FOREIGN WITHHOLDINGS TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which Advantage International is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of November 30, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation/Trust is paid by the Corporation/Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	83

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110
Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Ropes & Gray LLP
New York, NY 10286	New York, NY 10036

Address of the Trust and the Corporation
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	85

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

NOVEMBER 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Event Driven Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2025	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
ATI, Inc.(a)	256,204	$25,825,363
Beta Technologies, Inc., Class A(a)	423,804	11,557,135
Boeing Co. (The)(a)	48,367	9,141,363
General Electric Co.	85,064	25,387,351
Howmet Aerospace, Inc.	158,618	32,451,657
RTX Corp.	127,783	22,350,524
StandardAero, Inc.(a)	1,096,830	28,649,200

		155,362,593

Biotechnology — 8.0%
Avidity Biosciences, Inc.(a)	1,358,590	97,410,903
Cidara Therapeutics, Inc.(a)	66,062	14,525,712
Exact Sciences Corp.(a)	1,425,769	144,416,142
Merus NV(a)	1,243,306	119,531,439

		375,884,196

Chemicals — 2.7%
Air Products & Chemicals, Inc.	145,893	38,085,368
Corteva, Inc.	517,701	34,929,287
Dow, Inc.	106,119	2,530,938
DuPont de Nemours, Inc.	745,097	29,632,508
Olin Corp.	756,294	15,957,803
Sensient Technologies Corp.	70,470	6,870,120
Solstice Advanced Materials, Inc.(a)	14,772	704,317

		128,710,341

Commercial Services & Supplies — 1.1%
GFL Environmental, Inc.	1,100,821	50,054,331

Construction Materials — 1.2%
Amrize Ltd.(a)(b)	224,395	11,558,587
CRH PLC	376,467	45,160,981

		56,719,568

Consumer Finance — 0.0%
Figure Technology Solutions, Inc., Class A(a)	29,441	1,066,942

Diversified Telecommunication Services — 4.2%
Frontier Communications Parent, Inc.(a)	5,264,161	199,616,985

Electrical Equipment — 1.0%
GE Vernova, Inc.	79,066	47,421,415

Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc.(a)	20,713	4,100,138

Energy Equipment & Services — 0.0%
WaterBridge Infrastructure LLC, Class A(a)(b)	89,012	2,029,474

Entertainment — 2.1%
Electronic Arts, Inc.	255,060	51,529,772
Netflix, Inc.(a)	184,840	19,885,087
Warner Bros Discovery, Inc., Class A(a)	1,221,503	29,316,072

		100,730,931

Financial Services — 0.0%
Klarna Group PLC(a)	32,693	1,028,849

Food Products — 5.4%
Kellanova	3,052,528	255,313,442

Health Care Equipment & Supplies — 2.1%
Envista Holdings Corp.(a)	1,874,566	39,178,430
Hologic, Inc.(a)	788,793	59,135,811

		98,314,241

Health Care Providers & Services — 3.7%
Billiontoone, Inc., Class A(a)	205	26,687
Brookdale Senior Living, Inc.(a)	2,365,484	26,327,837

Security	Shares	Value
Health Care Providers & Services (continued)
Cigna Group (The)	222,451	$61,681,213
Elevance Health, Inc.	1,833	620,030
Humana, Inc.	248,853	61,160,602
UnitedHealth Group, Inc.	75,205	24,800,353

		174,616,722

Health Care REITs — 1.6%
Ventas, Inc.	214,284	17,277,719
Welltower, Inc.	269,640	56,144,441

		73,422,160

Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment, Inc.(a)	520,609	12,114,572
Cava Group, Inc.(a)	52,680	2,575,525
Navan, Inc., Class A(a)(b)	292,000	4,873,480

		19,563,577

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	106,358	20,440,944

Insurance — 0.0%
Neptune Insurance Holdings, Inc., Class A(a)	20,084	468,359

Interactive Media & Services — 0.5%
Meta Platforms, Inc., Class A	32,742	21,215,179

IT Services — 0.8%
Cloudflare, Inc., Class A(a)	76,723	15,360,712
Shopify, Inc., Class A(a)	87,628	13,901,306
Snowflake, Inc., Class A(a)	29,206	7,337,715

		36,599,733

Life Sciences Tools & Services — 1.9%
Danaher Corp.	222,611	50,483,722

Thermo Fisher Scientific, Inc.	57,065	33,715,714
Waters Corp.(a)(b)	15,195	6,129,967

		90,329,403

Machinery — 5.0%
Alliance Laundry Holdings, Inc.(a)	635,370	15,102,745
Chart Industries, Inc.(a)	1,021,510	208,336,964
Toyota Industries Corp.	129,300	14,485,298

		237,925,007

Media — 0.7%
DoubleVerify Holdings, Inc.(a)	1,246,349	13,136,518
TEGNA, Inc.	1,026,752	20,042,199

		33,178,717

Oil, Gas & Consumable Fuels — 0.4%
Williams Cos., Inc. (The)	318,672	19,416,685

Passenger Airlines — 0.2%
Grupo Aeromexico SAB de CV, ADR(a)(b)	566,063	10,494,808

Personal Care Products — 0.9%
Coty, Inc., Class A(a)	6,958,820	23,103,282
Kenvue, Inc.	1,017,693	17,656,974

		40,760,256

Professional Services — 1.3%
Dayforce, Inc.(a)	729,450	50,404,995
UL Solutions, Inc., Class A	98,195	8,956,366

		59,361,361

Semiconductors & Semiconductor Equipment — 2.4%
Broadcom, Inc.	72,706	29,297,610
Entegris, Inc.	113,017	8,718,131
GLOBALFOUNDRIES, Inc.(a)(b)	467,950	16,771,328
Lattice Semiconductor Corp.(a)(b)	138,594	9,730,685

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Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Shares		Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV		48,348	$9,424,959
Qnity Electronics, Inc.		474,193	38,452,310

			112,395,023

Software — 2.0%
Crowdstrike Holdings, Inc., Class A(a)		42,890	21,837,872
Elastic NV(a)		82,418	5,812,942
Five9, Inc.(a)		64,269	1,259,030
Netskope, Inc., Class A(a)(b)		84,093	1,545,629
PROS Holdings, Inc.(a)		636,985	14,803,531
Salesforce, Inc.		35,021	8,073,741
Sapiens International Corp. NV		338,120	14,630,452
ServiceNow, Inc.(a)		13,562	11,017,905
Unity Software, Inc.(a)		75,173	3,196,356
Workday, Inc., Class A(a)		31,891	6,876,337
Zoom Communications, Inc., Class A(a)		53,709	4,563,117

			93,616,912

Specialty Retail — 0.5%
Bath & Body Works, Inc.		141,496	2,463,445
Carvana Co., Class A(a)		49,945	18,704,403

			21,167,848

Total Common Stocks — 53.9%
(Cost: $2,219,741,631)			2,541,326,140

		Par (000)

Corporate Bonds

Aerospace & Defense — 0.7%
Bombardier, Inc.
6.00%, 02/15/28(c)	USD	5,291	5,307,048
8.75%, 11/15/30(c)		6,147	6,636,264
7.00%, 06/01/32(c)		7,000	7,375,403
Spirit AeroSystems, Inc., 9.75%, 11/15/30(c)		7,000	7,669,283
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,624,872

			30,612,870

Biotechnology — 0.1%
Exact Sciences Corp., 2.00%, 03/01/30(c)(d)		2,000	2,758,289

Consumer Finance — 0.2%
Ford Motor Credit Co. LLC, 4.39%, 01/08/26		4,412	4,411,216
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	5,836,227

			10,247,443

Diversified Consumer Services — 0.4%
Sotheby’s, 7.38%, 10/15/27(c)		20,957	20,864,573

Electric Utilities — 0.1%
Southern Co. (The), 3.25%, 06/15/28(c)(d)		4,494	4,536,757

Financial Services — 0.2%
Coinbase Global, Inc.
0.00%, 10/01/29(c)(d)(e)		5,749	5,662,190
0.00%, 10/01/32(c)(d)(e)		5,749	5,643,182

			11,305,372

Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(d)		3,306	4,482,483

Health Care Equipment & Supplies — 0.1%
Merit Medical Systems, Inc., 3.00%, 02/01/29(c)(d)		2,650	3,165,578

Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc., 3.50%, 10/15/29(d)		8,391	11,450,359

Security	Par (000)		Value
Health Care Providers & Services (continued)
LifePoint Health, Inc., 11.00%, 10/15/30(c)	USD	10,266	$11,301,295
Tenet Healthcare Corp., 4.25%, 06/01/29		13,767	13,494,194

			36,245,848

Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(c)		1,313	1,387,557

Hotels, Restaurants & Leisure — 0.2%
DoorDash, Inc., 0.00%, 05/15/30(c)(d)(e)		1,961	1,932,788
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	9,149,969

			11,082,757

IT Services — 0.2%
Akamai Technologies, Inc., 0.25%, 05/15/33(c)(d)		3,223	3,623,282
Cloudflare, Inc., 0.00%, 06/15/30(c)(d)(e)		6,047	6,641,978

			10,265,260

Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26(c)		20,588	20,578,836
7.38%, 03/01/31(c)		9,722	9,919,845
DISH Network Corp., 11.75%, 11/15/27(c)		25,400	26,522,934
EchoStar Corp., 10.75%, 11/30/29		3,600	3,969,000

Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)		5,784	6,820,741
Versant Media Group, Inc., 7.25%, 01/30/31(c)		3,805	3,909,223

			71,720,579

Metals & Mining — 0.0%
First Quantum Minerals Ltd., 7.25%, 02/15/34(c)		1,202	1,238,060

Passenger Airlines — 0.4%
Latam Airlines Group SA
7.88%, 04/15/30(c)		7,000	7,289,975
7.63%, 01/07/31(c)		10,981	11,387,626

			18,677,601

Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,266,749

Software — 0.8%
Boost Newco Borrower LLC, 7.50%, 01/15/31(c)		6,600	7,008,870
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	20,976,133
Nebius Group NV
1.00%, 09/15/30(c)(d)		2,861	3,006,329
2.75%, 09/15/32(c)(d)		2,109	2,199,617
Zscaler, Inc., 0.00%, 07/15/28(c)(d)(e)		3,998	3,818,172

			37,009,121

Total Corporate Bonds — 5.9%
(Cost: $264,869,083)			279,866,897

Floating Rate Loan Interests(g)

Aerospace & Defense — 0.4%
Transdigm, Inc., New Tranche K Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.25%), 6.25%, 03/22/30(f)		19,813	19,831,916

Building Products — 0.1%
MI Windows & Doors LLC, Term B-3 Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.67%, 03/28/31		6,930	6,915,170

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 0.3%
Qnity Electronics, Inc., Initial Term Loan, (6 mo. CME Term SOFR US at 0.00% Floor + 2.00%), 5.70%, 11/01/32 USD	14,134	$14,169,335

Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc., Term B-2 Loan, (1 mo. CME Term SOFR US at 2.00% Floor + 2.35%), 6.38%, 04/15/30(f)	6,964	6,917,400

Electric Utilities — 0.1%
Talen Energy Supply LLC
2024-1 Incremental Term B Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.35%, 12/13/31(f)	793	794,142
Initial Term B Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.35%, 05/17/30	2,970	2,974,936

		3,769,078

Electrical Equipment — 0.1%
Project Aurora Holdco 1 Ltd., Facility B2, 09/30/32(f)(h)	3,705	3,718,894

Health Care Equipment & Supplies — 1.4%
Medline Borrower LP, 2028 Refinancing Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.00%), 5.92%, 10/23/28(f)	63,823	63,904,205

Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, Initial B Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 3.25%), 7.17%, 01/27/29(f)	8,059	8,048,395

IT Services — 0.1%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, 03/15/30(f)(h)	3,031	2,953,010

Leisure Products — 0.0%
NorthPole Newco S.a.r.l., Tranche B-1 Term Loan, (3 mo. PRIME at 0.00% Floor + 7.00%), 15.50%, 03/03/35(a)(i)	4,201	420

Machinery — 0.1%
TK Elevator U.S. Newco, Inc.
Facility B (USD), (6 mo. CME Term SOFR US at 0.50% Floor + 3.00%), 7.20%, 04/30/30	2,579	2,592,838
Facility B (USD), (6 mo. CME Term SOFR US at 0.50% Floor + 3.00%), 7.20%, 04/30/30	2,394	2,407,654

		5,000,492

Metals & Mining — 0.2%
Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 6.67%, 08/18/30(f)	11,529	11,532,580

Software — 0.8%
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 3.25%), 7.25%, 08/13/32(f)	39,276	39,174,766

Specialty Retail — 0.1%
Restoration Hardware, Inc., Initial Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.53%, 10/20/28(f)	2,969	2,879,198

Total Floating Rate Loan Interests — 4.0% (Cost: $193,145,553)		188,814,859

Security	Shares	Value

Investment Companies

Equity Funds — 0.0%
Altaba, Inc. Escrow(a)	445,570	$568,993

Fixed-Income Funds — 8.0%
iShares iBoxx $ High Yield Corporate Bond ETF(b)(j)	2,622,927	212,430,858
State Street SPDR Bloomberg High Yield Bond ETF(b)	1,690,000	165,028,500

		377,459,358

Total Investment Companies — 8.0% (Cost: $356,858,406)		378,028,351

Preferred Securities

Preferred Stocks — 0.4%

Aerospace & Defense — 0.4%
Boeing Co. (The), 6.00%(d)	275,600	17,423,432

Software — 0.0%
DataRobot, Inc., Series F, (Acquired 10/27/20, cost $2,186,006)(a)(f)(k)	166,337	620,437

Total Preferred Securities — 0.4% (Cost: $15,966,006)		18,043,869

Rights

Biotechnology — 0.0%
Blueprint Medicines Corp., CVR(a)(f)	214,796	210,500
Gracell Biotechnologies, Inc., CVR(a)	291,020	14,551

		225,051

Total Rights — 0.0% (Cost: $ —)		225,051

Total Long-Term Investments — 72.2% (Cost: $3,050,580,679)		3,406,305,167

Short-Term Securities

Money Market Funds — 33.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(j)(l)(m)	291,755,673	291,901,551
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.86%(j)(l)	1,286,308,174	1,286,308,174

Total Short-Term Securities — 33.4% (Cost: $1,578,189,475)		1,578,209,725

Total Investments — 105.6% (Cost: $4,628,770,154)		4,984,514,892

Liabilities in Excess of Other Assets — (5.6)%		(264,802,354)

Net Assets — 100.0%		$4,719,712,538

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.
(e)	Zero-coupon bond.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund

(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Affiliate of the Fund.
(k)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $620,437, representing less than 0.05% of its net assets as of period end, and an original cost of $2,186,006.

(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/25	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$264,652,033	$27,230,332	(a)	$—		$4,843	$14,343	$291,901,551	291,755,673	$569,934	(b)	$—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,924,822,615	—		(638,514,441	)(a)	—	—	1,286,308,174	1,286,308,174	36,273,962		—

iShares iBoxx $ High Yield Corporate Bond ETF	208,706,301	—		—		—	3,724,557	212,430,858	2,622,927	6,121,589		—

						$4,843	$3,738,900	$1,790,640,583		$42,965,485		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	21	12/19/25	$10,702	$(517,257)
Russell 2000 E-Mini Index	615	12/19/25	77,032	(1,962,931)
S&P 500 E-Mini Index	547	12/19/25	187,607	(5,826,293)

				$(8,306,481)

Equity Swap Contracts

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)

Long Contracts(a)
Axalta Coating Systems Ltd.	Citibank N.A.	USD	7,089,705	02/24/28	0.20%	1D OBFR01	Monthly	$129,383
Caesars Entertainment, Inc.	Morgan Stanley & Co. International PLC		543,767	11/06/26	0.20%	1D FEDL01	Monthly	61,951
Comerica, Inc.	JPMorgan Chase Bank N.A.		28,779,410	02/09/26	0.20%	1D OBFR01	Monthly	443,543
Comerica, Inc.	UBS AG		7,110,023	11/05/29	0.20%	1D OBFR01	Monthly	292,653
Covestro AG	SG Americas Securities LLC		26,750,426	12/08/25	0.26%	1D ESTR	Monthly	444,366
CyberArk Software Ltd.	Barclays Bank PLC		86,409,527	06/29/26	0.20%	1D OBFR01	Monthly	3,059,090
CyberArk Software Ltd.	UBS AG		200,088,408	11/05/29	0.20%	1D OBFR01	Monthly	(9,915,262)

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Elastic NV	Citibank N.A.	USD	199,267	02/24/28	0.20%	1D OBFR01	Monthly	$4,212
Elevance Health, Inc.	Citibank N.A.		8,100,909	02/24/28	0.20%	1D OBFR01	Monthly	212,846
Elevance Health, Inc.	Morgan Stanley & Co. International PLC		5,858,640	11/06/26	0.20%	1D FEDL01	Monthly	153,932
General Electric Co.	Morgan Stanley & Co. International PLC		12,481,246	11/06/26	0.20%	1D FEDL01	Monthly	186,763
iShares U.S. Real Estate ETF	Citibank N.A.		29,226	02/24/28	0.20%	1D OBFR01	Monthly	522
Iveco Group NV	JPMorgan Chase Bank N.A.		25,109,341	02/09/26	0.26%	1D ESTR	Monthly	115,493
JDE Peet’s NV	SG Americas Securities LLC		95,590,607	12/08/25	0.25%	1D ESTR	Monthly	(11,353)
JTC PLC	SG Americas Securities LLC		28,775,439	12/08/25	0.25%	1D SONIA	Monthly	(574,145)
Just Group PLC	HSBC Bank PLC		45,559,012	02/10/28	0.25%	1D SONIA	Monthly	278,851
Just Group PLC	SG Americas Securities LLC		20,798,786	12/08/25	0.25%	1D SONIA	Monthly	106,002
Kenvue, Inc.	JPMorgan Chase Bank N.A.		43,538,428	02/09/26	0.20%	1D OBFR01	Monthly	1,402,305
Liberty Broadband Corp., Class C, NVS	Barclays Bank PLC		5,191,678	06/29/26	0.20%	1D OBFR01	Monthly	29,325
Liberty Broadband Corp., Class C, NVS	Citibank N.A.		5,501,920	02/24/28	0.20%	1D OBFR01	Monthly	31,078
Liberty Broadband Corp., Class C, NVS	JPMorgan Chase Bank N.A.		33,168,062	02/09/26	0.20%	1D OBFR01	Monthly	(1,608,975)
Norfolk Southern Corp.	Citibank N.A.		28,960,737	02/24/28	0.20%	1D OBFR01	Monthly	918,609
Norfolk Southern Corp.	JPMorgan Chase Bank N.A.		184,781,645	02/09/26	0.20%	1D OBFR01	Monthly	3,329,573
Petershill Partners PLC	SG Americas Securities LLC		7,264,275	12/08/25	0.25%	1D OBFR01	Monthly	-
Spectris PLC	SG Americas Securities LLC		124,503,442	12/08/25	0.25%	1D SONIA	Monthly	856,214
Spirit AeroSystems Holdings, Inc., Class A	JPMorgan Chase Bank N.A.		37,843,834	02/09/26	0.20%	1D OBFR01	Monthly	1,168,347

Total long positions of equity swaps								1,115,323

Short Contracts(b)
3M Co.	Morgan Stanley & Co. International PLC		(3,835,278)	11/06/26	(0.15)%	1D FEDL01	Monthly	(56,321)
Advanced Micro Devices, Inc.	Citibank N.A.		(2,822,746)	02/24/28	(0.15)%	1D OBFR01	Monthly	(32,552)
Advanced Micro Devices, Inc.	Morgan Stanley & Co. International PLC		(481,927)	11/06/26	(0.15)%	1D FEDL01	Monthly	(5,558)
Akamai Technologies, Inc.	JPMorgan Chase Bank N.A.		(2,354,766)	02/09/26	(0.15)%	1D OBFR01	Monthly	(64,870)
Akzo Nobel NV	Citibank N.A.		(9,802,414)	11/24/26	(0.26)%	1D OBFR01	Monthly	(382,651)
Albemarle Corp.	Barclays Bank PLC		(4,566,831)	12/23/25	(0.15)%	1D OBFR01	Monthly	(556,075)
Analog Devices, Inc.	Citibank N.A.		(1,510,853)	02/24/28	(0.15)%	1D OBFR01	Monthly	(163,707)
Analog Devices, Inc.	Morgan Stanley & Co. International PLC		(919,535)	11/06/26	(0.15)%	1D FEDL01	Monthly	(99,636)
Applied Materials, Inc.	Citibank N.A.		(1,603,439)	02/24/28	(0.15)%	1D OBFR01	Monthly	(148,185)
Applied Materials, Inc.	Morgan Stanley & Co. International PLC		(628,999)	11/06/26	(0.15)%	1D FEDL01	Monthly	(58,130)
ASML Holding NV, Registered Shares	Citibank N.A.		(1,122,164)	02/24/28	(0.15)%	1D OBFR01	Monthly	(81,996)
ASML Holding NV, Registered Shares	Morgan Stanley & Co. International PLC		(489,959)	11/06/26	(0.15)%	1D FEDL01	Monthly	(35,801)
Avery Dennison Corp.	Barclays Bank PLC		(4,227,458)	12/23/25	(0.20)%	1D OBFR01	Monthly	(120,576)
Ball Corp.	Barclays Bank PLC		(2,263,612)	12/23/25	(0.20)%	1D OBFR01	Monthly	(32,450)
Boeing Co. (The)	JPMorgan Chase Bank N.A.		(26,353,650)	02/09/26	(0.15)%	1D OBFR01	Monthly	257,097
Caterpillar, Inc.	Morgan Stanley & Co. International PLC		(3,180,766)	11/06/26	(0.15)%	1D FEDL01	Monthly	(91,853)
Celanese Corp.	Barclays Bank PLC		(1,251,044)	12/23/25	(0.20)%	1D OBFR01	Monthly	(93,627)
Charter Communications, Inc., Class A	Barclays Bank PLC		(5,341,316)	06/29/26	(0.20)%	1D OBFR01	Monthly	(27,903)
Charter Communications, Inc., Class A	Citibank N.A.		(5,591,958)	02/24/28	(0.15)%	1D OBFR01	Monthly	(29,213)
Charter Communications, Inc., Class A	JPMorgan Chase Bank N.A.		(33,861,405)	02/09/26	(0.15)%	1D OBFR01	Monthly	1,662,097
Cloudflare, Inc., Class A	JPMorgan Chase Bank N.A.		(3,934,590)	02/09/26	(0.15)%	1D OBFR01	Monthly	659,555
Coinbase Global, Inc., Class A	JPMorgan Chase Bank N.A.		(5,862,539)	02/09/26	(0.15)%	1D OBFR01	Monthly	817,824
Cummins, Inc.	Morgan Stanley & Co. International PLC		(3,377,487)	11/06/26	(0.15)%	1D FEDL01	Monthly	(85,964)
Deere & Co.	Morgan Stanley & Co. International PLC		(2,441,997)	11/06/26	(0.15)%	1D FEDL01	Monthly	113,973
DoorDash, Inc., Class A	JPMorgan Chase Bank N.A.		(729,219)	02/09/26	(0.15)%	1D OBFR01	Monthly	22,823
Eastman Chemical Co.	Barclays Bank PLC		(2,598,744)	12/23/25	0.02%	1D OBFR01	Monthly	(148,234)
Ecolab, Inc.	Barclays Bank PLC		(5,299,930)	12/23/25	-	1D OBFR01	Monthly	(125,400)
Emerson Electric Co.	Morgan Stanley & Co. International PLC		(3,696,024)	11/06/26	(0.15)%	1D FEDL01	Monthly	(136,783)
FedEx Corp.	Morgan Stanley & Co. International PLC		(1,934,537)	11/06/26	(0.15)%	1D FEDL01	Monthly	(63,040)

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Fifth Third Bancorp	JPMorgan Chase Bank N.A.	USD	(29,264,223)	02/09/26	(0.15)%	1D OBFR01	Monthly	$(223,909)
Fifth Third Bancorp	UBS AG		(7,195,439)	11/05/29	-	1D OBFR01	Monthly	(274,422)
FMC Corp.	Barclays Bank PLC		(416,224)	12/23/25	-	1D OBFR01	Monthly	(35,054)
Freeport-McMoRan, Inc.	Barclays Bank PLC		(11,717,703)	12/23/25	-	1D OBFR01	Monthly	(629,119)
Illinois Tool Works, Inc.	Morgan Stanley & Co. International PLC		(1,882,760)	11/06/26	(0.15)%	1D FEDL01	Monthly	(52,400)
International Paper Co.	Barclays Bank PLC		(3,052,308)	12/23/25	-	1D OBFR01	Monthly	(153,468)
iShares Russell 2000 ETF	JPMorgan Chase Bank N.A.		(23,533,277)	02/09/26	(0.15)%	1D OBFR01	Monthly	(455,178)
iShares Russell 2000 ETF	Morgan Stanley & Co. International PLC		(3,238,170)	11/06/26	(0.48)%	1D FEDL01	Monthly	(119,457)
iShares U.S. Home Construction ETF	Morgan Stanley & Co. International PLC		(9,851,027)	11/06/26	(2.93)%	1D FEDL01	Monthly	(599,409)
iShares U.S. Real Estate ETF	Morgan Stanley & Co. International PLC		(4,960,682)	11/06/26	(0.55)%	1D FEDL01	Monthly	(88,584)
Kimberly-Clark Corp.	JPMorgan Chase Bank N.A.		(39,072,045)	02/09/26	(0.15)%	1D OBFR01	Monthly	(2,265,120)
KLA Corp.	Citibank N.A.		(2,762,254)	02/24/28	(0.15)%	1D OBFR01	Monthly	(94,138)
KLA Corp.	Morgan Stanley & Co. International PLC		(927,572)	11/06/26	(0.15)%	1D FEDL01	Monthly	(31,612)
Lam Research Corp.	Citibank N.A.		(2,932,260)	02/24/28	(0.15)%	1D OBFR01	Monthly	(109,584)
Lam Research Corp.	Morgan Stanley & Co. International PLC		(875,963)	11/06/26	(0.15)%	1D FEDL01	Monthly	(32,737)
Linde PLC	Barclays Bank PLC		(2,032,235)	12/23/25	0.10%	1D OBFR01	Monthly	(13,210)
LyondellBasell Industries NV, Class A	Barclays Bank PLC		(2,538,981)	12/23/25	-	1D OBFR01	Monthly	(203,186)
Martin Marietta Materials, Inc.	Barclays Bank PLC		(8,539,229)	12/23/25	(0.15)%	1D OBFR01	Monthly	(263,413)
Martin Marietta Materials, Inc.	Morgan Stanley & Co. International PLC		(6,640,212)	11/06/26	(0.15)%	1D FEDL01	Monthly	(204,833)
Merit Medical Systems, Inc.	JPMorgan Chase Bank N.A.		(1,884,870)	02/09/26	(0.15)%	1D OBFR01	Monthly	35,048
Mettler-Toledo International, Inc.	Citibank N.A.		(6,883,195)	02/24/28	(0.15)%	1D OBFR01	Monthly	(30,808)
Mettler-Toledo International, Inc.	Morgan Stanley & Co. International PLC		(471,915)	11/06/26	(0.15)%	1D FEDL01	Monthly	(2,112)
Microchip Technology, Inc.	Citibank N.A.		(335,226)	02/24/28	(0.15)%	1D OBFR01	Monthly	(15,241)
Microchip Technology, Inc.	Morgan Stanley & Co. International PLC		(382,889)	11/06/26	(0.15)%	1D FEDL01	Monthly	(17,407)
Micron Technology, Inc.	Citibank N.A.		(1,454,201)	02/24/28	(0.15)%	1D OBFR01	Monthly	(81,500)
Micron Technology, Inc.	Morgan Stanley & Co. International PLC		(1,213,477)	11/06/26	(0.15)%	1D FEDL01	Monthly	(68,008)
MKS, Inc.	Citibank N.A.		(147,251)	02/24/28	(0.15)%	1D OBFR01	Monthly	(6,324)
MKS, Inc.	Morgan Stanley & Co. International PLC		(388,820)	11/06/26	(0.15)%	1D FEDL01	Monthly	(16,699)
Monolithic Power Systems, Inc.	Citibank N.A.		(483,990)	02/24/28	(0.15)%	1D OBFR01	Monthly	(19,078)
Monolithic Power Systems, Inc.	Morgan Stanley & Co. International PLC		(432,197)	11/06/26	(0.15)%	1D FEDL01	Monthly	(17,037)
Mosaic Co. (The)	Barclays Bank PLC		(4,766,256)	12/23/25	(0.15)%	1D OBFR01	Monthly	(179,744)
Nebius Group NV	JPMorgan Chase Bank N.A.		(2,770,632)	02/09/26	(1.63)%	1D OBFR01	Monthly	352,871
Newmont Corp.	Barclays Bank PLC		(4,530,278)	12/23/25	(0.20)%	1D OBFR01	Monthly	(219,891)
Nucor Corp.	Barclays Bank PLC		(11,635,300)	12/23/25	(0.15)%	1D OBFR01	Monthly	(442,240)
Omnicom Group, Inc.	Goldman Sachs Bank USA		(157,300)	08/18/26	(0.15)%	1D FEDL01	Monthly	168,501
ON Semiconductor Corp.	Citibank N.A.		(246,618)	02/24/28	(0.10)%	1D OBFR01	Monthly	(14,831)
ON Semiconductor Corp.	Morgan Stanley & Co. International PLC		(210,506)	11/06/26	(0.15)%	1D FEDL01	Monthly	(12,660)
Palo Alto Networks, Inc.	Barclays Bank PLC		(78,967,331)	06/29/26	(0.15)%	1D OBFR01	Monthly	(2,679,625)
Palo Alto Networks, Inc.	UBS AG		(185,151,323)	11/05/29	-	1D OBFR01	Monthly	11,652,944
Parker-Hannifin Corp.	Morgan Stanley & Co. International PLC		(3,113,114)	11/06/26	(0.15)%	1D FEDL01	Monthly	(80,346)
PPG Industries, Inc.	Barclays Bank PLC		(3,389,232)	12/23/25	-	1D OBFR01	Monthly	(100,463)
Qorvo, Inc.	Citibank N.A.		(167,844)	02/24/28	(0.15)%	1D OBFR01	Monthly	(5,740)
Qorvo, Inc.	Morgan Stanley & Co. International PLC		(236,942)	11/06/26	(0.15)%	1D FEDL01	Monthly	(8,103)
Republic Services, Inc.	JPMorgan Chase Bank N.A.		(14,185,046)	02/09/26	(0.15)%	1D OBFR01	Monthly	(845,708)
Rockwell Automation, Inc.	Morgan Stanley & Co. International PLC		(2,727,874)	11/06/26	(0.15)%	1D FEDL01	Monthly	(81,545)
Sealed Air Corp.	Barclays Bank PLC		(3,685,311)	12/23/25	(0.20)%	1D OBFR01	Monthly	38,212
Skyworks Solutions, Inc.	Citibank N.A.		(174,775)	02/24/28	(0.15)%	1D OBFR01	Monthly	(8,039)
Skyworks Solutions, Inc.	Morgan Stanley & Co. International PLC		(292,174)	11/06/26	(0.15)%	1D FEDL01	Monthly	(13,439)
Smurfit WestRock PLC	Barclays Bank PLC		(3,056,857)	12/23/25	(0.15)%	1D OBFR01	Monthly	(179,548)
SoFi Technologies, Inc.	JPMorgan Chase Bank N.A.		(4,368,049)	02/09/26	(0.15)%	1D OBFR01	Monthly	45,572
Solventum Corp.	Morgan Stanley & Co. International PLC		(162,508)	11/06/26	(0.15)%	1D FEDL01	Monthly	(3,664)
Southern Co. (The)	JPMorgan Chase Bank N.A.		(952,345)	02/09/26	(0.15)%	1D OBFR01	Monthly	(3,777)
SPDR S&P 500 ETF Trust	Barclays Bank PLC		(9,379,607)	12/23/25	0.35%	1D OBFR01	Monthly	(205,621)
SPDR S&P 500 ETF Trust	JPMorgan Chase Bank N.A.		(327,893,011)	02/09/26	0.15%	1D OBFR01	Monthly	(1,193,443)
Spotify Technology SA	JPMorgan Chase Bank N.A.		(5,499,152)	02/09/26	(0.15)%	1D OBFR01	Monthly	187,774
Stanley Black & Decker, Inc.	Morgan Stanley & Co. International PLC		(588,383)	11/06/26	(0.15)%	1D FEDL01	Monthly	(37,918)
State Street Consumer Staples Select Sector SPDR ETF	JPMorgan Chase Bank N.A.		(24,862,297)	02/09/26	0.14%	1D OBFR01	Monthly	(956,367)

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund

Equity Swap Contracts (continued)

Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
State Street Industrial Select Sector SPDR ETF	JPMorgan Chase Bank N.A.	USD	(54,410,812)	02/09/26	0.08%	1D OBFR01	Monthly	$156,244
State Street Industrial Select Sector SPDR ETF	Morgan Stanley & Co. International PLC		(1,164,000)	11/06/26	(0.15)%	1D FEDL01	Monthly	(28,634)
State Street Materials Select Sector SPDR ETF	JPMorgan Chase Bank N.A.		(18,368,592)	02/09/26	-	1D OBFR01	Monthly	(587,337)
Sylvamo Corp.	Barclays Bank PLC		(291,718)	12/23/25	(0.20)%	1D OBFR01	Monthly	(9,934)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Citibank N.A.		(2,032,330)	02/24/28	(0.15)%	1D OBFR01	Monthly	(49,052)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Morgan Stanley & Co. International PLC		(1,157,916)	11/06/26	(0.15)%	1D FEDL01	Monthly	(27,947)
Teradyne, Inc.	Citibank N.A.		(475,006)	02/24/28	(0.15)%	1D OBFR01	Monthly	(45,563)
Teradyne, Inc.	Morgan Stanley & Co. International PLC		(620,230)	11/06/26	(0.15)%	1D FEDL01	Monthly	(59,493)
Texas Instruments, Inc.	Citibank N.A.		(438,466)	02/24/28	(0.15)%	1D OBFR01	Monthly	(19,060)
Texas Instruments, Inc.	Morgan Stanley & Co. International PLC		(695,676)	11/06/26	(0.15)%	1D FEDL01	Monthly	(30,241)
Uber Technologies, Inc.	JPMorgan Chase Bank N.A.		(3,344,973)	02/09/26	(0.15)%	1D OBFR01	Monthly	233,188
Union Pacific Corp.	Citibank N.A.		(22,965,227)	02/24/28	(0.15)%	1D OBFR01	Monthly	(749,822)
Union Pacific Corp.	JPMorgan Chase Bank N.A.		(144,197,624)	02/09/26	(0.15)%	1D OBFR01	Monthly	(5,105,057)
Union Pacific Corp.	Morgan Stanley & Co. International PLC		(2,127,362)	11/06/26	(0.15)%	1D FEDL01	Monthly	(69,459)
United Parcel Service, Inc., Class B	Morgan Stanley & Co. International PLC		(1,431,000)	11/06/26	(0.15)%	1D FEDL01	Monthly	(34,108)
VanEck Semiconductor ETF	JPMorgan Chase Bank N.A.		(14,456,725)	02/09/26	(0.10)%	1D OBFR01	Monthly	262,307
Vulcan Materials Co.	Barclays Bank PLC		(7,297,785)	12/23/25	-	1D OBFR01	Monthly	(255,381)
Vulcan Materials Co.	Morgan Stanley & Co. International PLC		(7,212,202)	11/06/26	(0.15)%	1D FEDL01	Monthly	(252,386)
Waste Management, Inc.	JPMorgan Chase Bank N.A.		(12,691,307)	02/09/26	(0.15)%	1D OBFR01	Monthly	(1,049,100)
Zscaler, Inc.	JPMorgan Chase Bank N.A.		(1,286,328)	02/09/26	(0.15)%	1D OBFR01	Monthly	302,711

Total short positions of equity swaps								(7,440,117)

Total long and short positions of equity swaps								(6,324,794)
Net dividends and financing fees								2,100,457

Total equity swap contracts including dividends and financing fees								$ (4,224,337)

(a) The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b) The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swaps	$—	$—	$32,294,256	$(36,518,593)

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps;
Swap premiums paid	$—	$—	$32,294,256	$—	$—	$—	$32,294,256

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$8,306,481	$—	$—	$—	$8,306,481
Swaps — OTC
Unrealized depreciation on OTC swaps;
Swap premiums received	—	—	36,518,593	—	—	—	36,518,593

	$—	$—	$44,825,074	$—	$—	$—	$44,825,074

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended November 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(25,389,907)	$—	$—	$—	$(25,389,907)
Swaps	—	—	(35,440,820)	—	—	—	(35,440,820)

	$—	$—	$(60,830,727)	$—	$—	$—	$(60,830,727)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(4,154,038)	$—	$—	$—	$(4,154,038)
Swaps	—	—	8,985,802	—	—	—	8,985,802

	$—	$—	$4,831,764	$—	$—	$—	$4,831,764

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$276,732,444
Equity swaps:
Average notional value — long	1,099,178,597
Average notional value — short	1,213,505,451

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$—	$1,315,245

Swaps — OTC(a)	32,294,256	36,518,593

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$32,294,256	$37,833,838

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,100,457)	(1,315,245)

Total derivative assets and liabilities subject to an MNA	$30,193,799	$36,518,593

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Barclays Bank PLC	$3,126,627	$(3,126,627)	$—	$—	$—
Citibank N.A.	1,296,650	(1,296,650)	—	—	—
Goldman Sachs Bank USA	168,501	—	—	—	168,501
HSBC Bank PLC	278,851	—	—	—	278,851
JPMorgan Chase Bank N.A.	11,454,372	(11,454,372)	—	—	—
Morgan Stanley & Co. International PLC	516,619	(516,619)	—	—	—
SG Americas Securities LLC	1,406,582	(585,498)	—	(821,084)	—

UBS AG	11,945,597	(10,189,684)	—	—	1,755,913
	$30,193,799	$(27,169,450)	$—	$(821,084)	$2,203,265

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Barclays Bank PLC	$6,674,162	$(3,126,627)	$—	$(980,000)	$2,567,535
Citibank N.A	2,087,084	(1,296,650)	—	(735,000)	55,434
JPMorgan Chase Bank N.A	14,358,841	(11,454,372)	—	—	2,904,469
Morgan Stanley & Co. International PLC	2,623,324	(516,619)	—	(2,106,705)	—
SG Americas Securities LLC	585,498	(585,498)	—	—	—
UBS AG	10,189,684	(10,189,684)	—	—	—

	$36,518,593	$(27,169,450)	$—	$(3,821,705)	$5,527,438

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$155,362,593	$—	$—	$155,362,593
Biotechnology	375,884,196	—	—	375,884,196
Chemicals	128,710,341	—	—	128,710,341
Commercial Services & Supplies	50,054,331	—	—	50,054,331
Construction Materials	56,719,568	—	—	56,719,568
Consumer Finance	1,066,942	—	—	1,066,942
Diversified Telecommunication Services	199,616,985	—	—	199,616,985
Electrical Equipment	47,421,415	—	—	47,421,415
Electronic Equipment, Instruments & Components	4,100,138	—	—	4,100,138
Energy Equipment & Services	2,029,474	—	—	2,029,474
Entertainment	100,730,931	—	—	100,730,931
Financial Services	1,028,849	—	—	1,028,849
Food Products	255,313,442	—	—	255,313,442
Health Care Equipment & Supplies	98,314,241	—	—	98,314,241
Health Care Providers & Services	174,616,722	—	—	174,616,722

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2025	BlackRock Event Driven Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care REITs	$73,422,160	$—	$—	$73,422,160
Hotels, Restaurants & Leisure	19,563,577	—	—	19,563,577
Industrial Conglomerates	20,440,944	—	—	20,440,944
Insurance	468,359	—	—	468,359
Interactive Media & Services	21,215,179	—	—	21,215,179
IT Services	36,599,733	—	—	36,599,733
Life Sciences Tools & Services	90,329,403	—	—	90,329,403
Machinery	223,439,709	14,485,298	—	237,925,007
Media	33,178,717	—	—	33,178,717
Oil, Gas & Consumable Fuels	19,416,685	—	—	19,416,685
Passenger Airlines	10,494,808	—	—	10,494,808
Personal Care Products	40,760,256	—	—	40,760,256
Professional Services	59,361,361	—	—	59,361,361
Semiconductors & Semiconductor Equipment	112,395,023	—	—	112,395,023
Software	93,616,912	—	—	93,616,912
Specialty Retail	21,167,848	—	—	21,167,848
Corporate Bonds	—	279,866,897	—	279,866,897
Floating Rate Loan Interests	—	29,060,353	159,754,506	188,814,859
Investment Companies
Equity Funds	—	568,993	—	568,993
Fixed-Income Funds	377,459,358	—	—	377,459,358
Preferred Securities	17,423,432	—	620,437	18,043,869
Rights	—	14,551	210,500	225,051
Short-Term Securities
Money Market Funds	1,578,209,725	—	—	1,578,209,725

	$4,499,933,357	$323,996,092	$160,585,443	$4,984,514,892

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$32,294,256	$—	$32,294,256
Liabilities
Equity Contracts	(8,306,481)	(36,518,593)	—	(44,825,074)

	$(8,306,481)	$(4,224,337)	$—	$(12,530,818)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Areconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Preferred Securities	Rights		Total
Assets
Opening Balance, as of May 31, 2025	$210,049	$685,309	$—		$895,358
Transfers into Level 3	30,171,715	—	—		30,171,715
Transfers out of Level 3	(210,049)	—	—		(210,049)
Accrued discounts/premiums	(3,212)	—	—		(3,212)
Net realized gain (loss)	(340)	—	—		(340)
Net change in unrealized appreciation (depreciation)(a)(b)	(50,384)	(64,872)	210,500		95,244
Purchases	129,895,118	—	—	(c)	129,895,118
Sales	(258,391)	—	—		(258,391)

Closing Balance, as of November 30, 2025	$159,754,506	$620,437	$210,500		$160,585,443

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025(b)	$(119,464)	$(64,872)	$210,500		$26,164

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.

(c)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Statement of Assets and Liabilities (unaudited) November 30, 2025

BlackRock Event Driven Equity Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$3,193,874,309
Investments, at value — affiliated(c)	1,790,640,583
Cash pledged:
Collateral — OTC derivatives	7,854,877
Futures contracts	18,755,000
Foreign currency, at value(d)	891,426
Receivables:
Investments sold	388,506
Securities lending income — affiliated	186,618
Swaps	161,580,322
Capital shares sold	4,126,863
Dividends — unaffiliated	757,343
Dividends — affiliated	4,616,591
Interest — unaffiliated	4,676,791
Unrealized appreciation on OTC swaps	32,294,256
Prepaid expenses	97,680

Total assets	5,220,741,165

LIABILITIES
Bank overdraft	1,507,391
Cash received:
Collateral — OTC derivatives	1,660,000
Collateral on securities loaned	291,873,313
Payables:
Investments purchased	6,688,510
Swaps	151,833,690
Capital shares redeemed	4,208,432
Investment advisory fees	4,112,998
Directors’ and Officer’s fees	7,821
Other accrued expenses	1,266,382
Other affiliate fees	6,348
Service and distribution fees	29,904
Variation margin on futures contracts	1,315,245
Unrealized depreciation on OTC swaps	36,518,593

Total liabilities	501,028,627

Commitments and contingent liabilities

NET ASSETS	$4,719,712,538

NET ASSETS CONSIST OF:
Paid-in capital	$4,348,407,624
Accumulated earnings	371,304,914

NET ASSETS	$4,719,712,538

(a) Investments, at cost — unaffiliated	$2,850,811,069
(b) Securities loaned, at value	$285,566,744
(c) Investments, at cost — affiliated	$1,777,959,085
(d) Foreign currency, at cost	$832,282

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued) November 30, 2025

BlackRock Event Driven Equity Fund
NET ASSET VALUE
Institutional
Net assets	$4,605,003,430

Shares outstanding	440,305,199

Net asset value	$10.46

Shares authorized	3,650,000,000

Par value	$0.10

Investor A
Net assets	$97,097,850

Shares outstanding	9,788,695

Net asset value	$9.92

Shares authorized	200,000,000

Par value	$0.10

Investor C
Net assets	$17,611,258

Shares outstanding	2,044,775

Net asset value	$8.61

Shares authorized	100,000,000

Par value	$0.10

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	15

Statement of Operations (unaudited)

Six Months Ended November 30, 2025

BlackRock Event Driven Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$15,327,942
Dividends — affiliated	42,395,551
Interest — unaffiliated	16,423,462
Securities lending income — affiliated — net	569,934
Foreign taxes withheld	(55,646)

Total investment income	74,661,243

EXPENSES
Investment advisory	26,866,060
Transfer agent — class specific	2,501,317
Service and distribution — class specific	222,699
Accounting services	148,638
Professional	75,955
Registration	72,169
Printing and postage	17,974
Directors and Officer	15,234
Custodian	15,036
Miscellaneous	28,906

Total expenses excluding interest expense	29,963,988
Interest expense	62,395

Total expenses	30,026,383

Less:
Fees waived and/or reimbursed by the Manager	(1,813,994)

Total expenses after fees waived and/or reimbursed	28,212,389

Net investment income	46,448,854

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	66,598,283
Investments — affiliated	4,843
Futures contracts	(25,389,907)
Foreign currency transactions	(226,114)
Swaps	(35,440,820)

5,546,285

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	71,066,094
Investments — affiliated	3,738,900
Futures contracts	(4,154,038)
Foreign currency translations	72,650
Swaps	8,985,802

79,709,408

Net realized and unrealized gain	85,255,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,704,547

See notes to financial statements.

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Event Driven Equity Fund

	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,448,854	$140,011,735
Net realized gain	5,546,285	121,809,221
Net change in unrealized appreciation (depreciation)	79,709,408	27,483,037

Net increase in net assets resulting from operations	131,704,547	289,303,993

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(116,376,436)	(94,413,645)
Investor A	(2,770,663)	(1,963,039)
Investor C	(534,272)	(311,693)

Decrease in net assets resulting from distributions to shareholders	(119,681,371)	(96,688,377)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	134,862,726	(836,994,612)

NET ASSETS
Total increase (decrease) in net assets	146,885,902	(644,378,996)
Beginning of period	4,572,826,636	5,217,205,632

End of period	$4,719,712,538	$4,572,826,636

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	17

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Event Driven Equity Fund

	Institutional

	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$10.44		$10.02	$9.52	$9.83	$10.31	$9.70

Net investment income (loss)(a)	0.10		0.30	0.34	0.17	(0.08)	(0.07)
Net realized and unrealized gain (loss)	0.20		0.33	0.36	(0.23)	(0.14)	0.98

Net increase (decrease) from investment operations	0.30		0.63	0.70	(0.06)	(0.22)	0.91

Distributions(b)
From net investment income	(0.28)		(0.16)	(0.20)	(0.11)	(0.04)	(0.00	)(c)
From net realized gain	—		(0.05)	—	(0.14)	(0.22)	(0.30)

Total distributions	(0.28)		(0.21)	(0.20)	(0.25)	(0.26)	(0.30)

Net asset value, end of period	$10.46		$10.44	$10.02	$9.52	$9.83	$10.31

Total Return(d)
Based on net asset value	2.90	%(e)	6.37%	7.35%	(0.65)%	(2.12)%	9.60%

Ratios to Average Net Assets(f)
Total expenses	1.25	%(g)	1.24%	1.23%	1.20%	1.20%	1.23%

Total expenses after fees waived and/or reimbursed	1.17	%(g)	1.16%	1.15%	1.13%	1.16%	1.18%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.17	%(g)	1.15%	1.15%	1.13%	1.16%	1.18%

Net investment income (loss)	1.96	%(g)	2.95%	3.46%	1.78%	(0.77)%	(0.73)%

Supplemental Data
Net assets, end of period (000)	$4,605,003		$4,449,363	$5,077,733	$6,828,961	$8,598,511	$7,695,420

Portfolio turnover rate(h)	50%		81%	32%	33%	37%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Excludes underlying investments in equity swaps.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Event Driven Equity Fund (continued)

	Investor A

	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.92		$9.53	$9.07	$9.39	$9.86	$9.31

Net investment income (loss)(a)	0.09		0.26	0.30	0.14	(0.10)	(0.09)
Net realized and unrealized gain (loss)	0.18		0.32	0.34	(0.22)	(0.13)	0.93

Net increase (decrease) from investment operations	0.27		0.58	0.64	(0.08)	(0.23)	0.84

Distributions(b)
From net investment income	(0.27)		(0.14)	(0.18)	(0.10)	(0.02)	—
From net realized gain	—		(0.05)	—	(0.14)	(0.22)	(0.29)

Total distributions	(0.27)		(0.19)	(0.18)	(0.24)	(0.24)	(0.29)

Net asset value, end of period	$9.92		$9.92	$9.53	$9.07	$9.39	$9.86

Total Return(c)
Based on net asset value	2.76	%(d)	6.12%	7.11%	(0.94)%	(2.33)%	9.24%

Ratios to Average Net Assets(e)
Total expenses	1.49	%(f)	1.47%	1.46%	1.44%	1.46%	1.48%

Total expenses after fees waived and/or reimbursed	1.42	%(f)	1.38%	1.37%	1.37%	1.43%	1.43%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.42	%(f)	1.38%	1.37%	1.37%	1.43%	1.42%

Net investment income (loss)	1.74	%(f)	2.71%	3.24%	1.50%	(1.03)%	(0.97)%

Supplemental Data
Net assets, end of period (000)	$97,098		$103,399	$110,916	$156,434	$221,644	$222,327

Portfolio turnover rate(g)	50%		81%	32%	33%	37%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in equity swaps.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued) (For a share outstanding throughout each period)

	BlackRock Event Driven Equity Fund (continued)

	Investor C

	Six Months Ended 11/30/25 (unaudited)		Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$8.66		$8.32	$7.97	$8.29	$8.75	$8.33

Net investment income (loss)(a)	0.04		0.17	0.20	0.06	(0.15)	(0.14)
Net realized and unrealized gain (loss)	0.15		0.28	0.29	(0.18)	(0.12)	0.82

Net increase (decrease) from investment operations	0.19		0.45	0.49	(0.12)	(0.27)	0.68

Distributions(b)
From net investment income	(0.24)		(0.06)	(0.14)	(0.06)	—	—
From net realized gain	—		(0.05)	—	(0.14)	(0.19)	(0.26)

Total distributions	(0.24)		(0.11)	(0.14)	(0.20)	(0.19)	(0.26)

Net asset value, end of period	$8.61		$8.66	$8.32	$7.97	$8.29	$8.75

Total Return(c)
Based on net asset value	2.22	%(d)	5.47%	6.20%	(1.52)%	(3.17)%	8.45%

Ratios to Average Net Assets(e)
Total expenses	2.26	%(f)	2.23%	2.23%	2.20%	2.20%	2.23%

Total expenses after fees waived and/or reimbursed	2.19	%(f)	2.14%	2.14%	2.13%	2.16%	2.17%

Net investment income (loss)	0.98	%(f)	2.01%	2.46%	0.74%	(1.77)%	(1.72)%

Supplemental Data
Net assets, end of period (000)	$17,611		$20,064	$28,557	$44,172	$68,083	$75,615

Portfolio turnover rate(g)	50%		81%	32%	33%	37%	64%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in equity swaps.

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Large Cap Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Event Driven Equity Fund (the “Fund”) is a series of the Corporation. The Fund is classified as a diversified fund under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign CurrencyTranslation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited) (continued)

the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:

(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers

(ii) recapitalizations and other transactions across the capital structure

(iii) market or relevant indices multiples of comparable issuers

(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

(v) quoted prices for similar investments or assets in active markets

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates

(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

(viii) relevant market news and other public sources.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had no unfunded floating rate loan interests.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Goldman Sachs & Co. LLC	$33,149,115	$(33,149,115)	$—	$—
J.P. Morgan Securities LLC	121,496,313	(121,496,313)	—	—
Jefferies LLC	513,000	(513,000)	—	—
Morgan Stanley	37,617,654	(37,617,654)	—	—
SG Americas Securities LLC	41,505,688	(41,505,688)	—	—
Toronto-Dominion Bank	51,284,974	(51,284,974)	—	—

	$285,566,744	$(285,566,744)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation

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Notes to Financial Statements (unaudited) (continued)

margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $1 billion	1.20%
$1 billion - $3 billion	1.13
$3 billion - $5 billion	1.08
$5 billion - $10 billion	1.04
Greater than $10 billion	1.02

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

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Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Total
Service and distribution — class specific	$128,019	$94,680	$222,699

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Total
Reimbursed amounts	$2,097	$512	$168	$2,777

For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Total
Transfer agent — class specific	$2,438,952	$51,204	$11,161	$2,501,317

Other Fees: For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $344.

For the six months ended November 30, 2025, affiliates received CDSCs as follows:

Fund Name	Investor A	Investor C
Event Driven Equity	$436	$17

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2025, the amount waived and/or reimbursed was $671,454.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2025, the Manager waived $1,142,540 in investment advisory fees pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations
Institutional	1.38%
Investor A	1.65
Investor C	2.39

The Manager has agreed not to reduce or discontinue these contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will

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Notes to Financial Statements (unaudited) (continued)

not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2025, the Fund paid BIM $133,591 for securities lending agent services.

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

7.  PURCHASES AND SALES

For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were $2,097,531,471 and $1,498,729,965, respectively.

8.  INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

As of May 31, 2025, the Fund had qualified late-year losses as follows:

Fund Name	Qualified Late-Year Capital Losses(a)
Event Driven Equity	$(18,461,113)

(a)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Event Driven Equity	$ 4,651,391,289	$ 428,829,005	$ (108,236,220)	$ 320,592,785

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Notes to Financial Statements (unaudited) (continued)

9.  BANK BORROWINGS

The Corporation, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2025, the Fund did not borrow under the credit agreement.

10.  PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

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Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/25		Year Ended 05/31/25

Share Class	Shares	Amount	Shares	Amount
Institutional
Shares sold	85,731,534	$888,845,712	100,302,619	$1,019,733,194
Shares issued in reinvestment of distributions	7,296,468	75,226,586	6,220,141	61,952,607
Shares redeemed	(78,799,281)	(820,604,713)	(187,125,828)	(1,897,635,278)

	14,228,721	$143,467,585	(80,603,068)	$(815,949,477)

Investor A
Shares sold and automatic conversion of shares	1,382,208	$13,638,883	2,902,288	$28,114,139
Shares issued in reinvestment of distributions	268,534	2,628,950	196,841	1,864,083
Shares redeemed	(2,282,924)	(22,517,844)	(4,316,365)	(41,648,340)

	(632,182)	$(6,250,011)	(1,217,236)	$(11,670,118)

Investor C
Shares sold	39,929	$344,142	102,611	$862,547
Shares issued in reinvestment of distributions	61,855	527,008	37,202	308,409
Shares redeemed and automatic conversion of shares	(375,108)	(3,225,998)	(1,252,737)	(10,545,973)

	(273,324)	$(2,354,848)	(1,112,924)	$(9,375,017)

	13,323,215	$134,862,726	(82,933,228)	$(836,994,612)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Corporation is paid by the Corporation, on behalf of the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	31

Additional Information  (continued)

Fund and Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Ropes & Gray LLP
New York, NY 10286	New York, NY 10036

Address of the Corporation
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in these Financial Statements

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

1D ESTR	EUR - 1D Euro Short-Term Rate

1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate

1D OBFR01	USD - 1D Overnight Bank Funding Rate

1D SONIA	GBP - 1D Sterling Overnight Index Average

ADR	American Depositary Receipt

CME	Chicago Mercantile Exchange

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NVS	Non-Voting Shares

OTC	Over-the-Counter

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

G L O S S A R Y O F T E R M S U S E D I N T H E S E F I N A N C I A L S T A T E M E N T S	33

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc.

Date: January 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc.

Date: January 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc.

Date: January 21, 2026